UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number   811-04087

Manning & Napier Fund, Inc.

(Exact name of registrant as specified in charter)

290 Woodcliff Drive, Fairport, NY 14450

(Address of principal executive offices)(Zip Code)

James Mikolaichik     290 Woodcliff Drive, Fairport, NY 14450

(Name and address of agent for service)

Registrant’s telephone number, including area code: 585-325-6880

Date of fiscal year end: December 31

Date of reporting period: January 1, 2015 through June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1: REPORTS TO STOCKHOLDERS.

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

REAL ESTATE SERIES

Real Estate Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 964.40	$5.26	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Class I
Actual	$1,000.00	$ 966.10	$4.05	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Real Estate Series

Portfolio Composition as of June 30, 2015

(unaudited)

Top Ten Stock Holdings[2]
Simon Property Group, Inc.	5.2%	Chesapeake Lodging Trust	2.6%
AvalonBay Communities, Inc.	3.0%	Physicians Realty Trust	2.4%
Plum Creek Timber Co., Inc.	2.8%	CubeSmart	2.3%
Weyerhaeuser Co.	2.8%	Crown Castle International Corp.	2.1%
Brixmor Property Group, Inc.	2.7%	Sovran Self Storage, Inc.	2.1%
[2] As a percentage of total investments.

2

Real Estate Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 100.0%

Consumer Discretionary - 6.0%
Hotels, Restaurants & Leisure - 2.7%
Accor S.A. (France)[1]	62,170	$3,146,439
Hyatt Hotels Corp. - Class A*	73,090	4,143,472

		7,289,911

Household Durables - 3.3%
DR Horton, Inc.	77,120	2,110,003
Lennar Corp. - Class A	43,486	2,219,526
Toll Brothers, Inc.*	55,862	2,133,370
TRI Pointe Homes, Inc.*	146,210	2,237,013

		8,699,912

Total Consumer Discretionary		15,989,823

Financials - 92.7%
Real Estate Management & Development - 2.4%
First Capital Realty, Inc. (Canada)	178,100	2,549,582
Forest City Enterprises, Inc. - Class A*	178,070	3,935,347

		6,484,929

REITS - Apartments - 13.7%
American Campus Communities, Inc.	61,810	2,329,619
Apartment Investment & Management Co. - Class A	129,240	4,772,833
AvalonBay Communities, Inc.	50,470	8,068,639
Camden Property Trust	55,820	4,146,310
Education Realty Trust, Inc.	112,810	3,537,722
Equity Residential	57,620	4,043,195
Mid-America Apartment Communities, Inc.	74,280	5,408,327
UDR, Inc.	128,920	4,129,308

		36,435,953

REITS - Diversified - 14.9%
CatchMark Timber Trust, Inc. - Class A	262,070	3,032,150
CoreSite Realty Corp.	107,310	4,876,166
Crown Castle International Corp.	71,030	5,703,709
Lamar Advertising Co. - Class A	47,270	2,717,080
Liberty Property Trust	118,310	3,811,948
Outfront Media, Inc.	182,275	4,600,621
Plum Creek Timber Co., Inc.	184,560	7,487,599
Weyerhaeuser Co.	236,670	7,455,105

		39,684,378

REITS - Health Care - 8.6%
Community Healthcare Trust, Inc.*	208,530	4,014,203
HCP, Inc.	73,900	2,695,133
Health Care REIT, Inc.	54,010	3,544,676

The accompanying notes are an integral part of the financial statements.

3

Real Estate Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Health Care (continued)
Physicians Realty Trust	412,610	$6,337,690
Sabra Health Care REIT, Inc.	94,540	2,433,459
Ventas, Inc.	64,420	3,999,838

		23,024,999

REITS - Hotels - 6.5%
Chesapeake Lodging Trust	228,340	6,959,803
Host Hotels & Resorts, Inc.	139,880	2,773,820
LaSalle Hotel Properties	138,160	4,899,154
Pebblebrook Hotel Trust	62,774	2,691,749

		17,324,526

REITS - Industrial - 4.5%
DCT Industrial Trust, Inc.	125,170	3,935,345
Prologis, Inc.	68,500	2,541,350
Rexford Industrial Realty, Inc.	185,650	2,706,777
Terreno Realty Corp.	135,810	2,675,457

		11,858,929

REITS - Manufactured Homes - 1.1%
Equity LifeStyle Properties, Inc.	55,840	2,936,067

REITS - Office Property - 8.5%
Alexandria Real Estate Equities, Inc.	55,220	4,829,541
Axiare Patrimonio SOCIMI S.A. (Spain)[1]	88,326	1,185,584
BioMed Realty Trust, Inc.	135,187	2,614,516
Columbia Property Trust, Inc.	111,530	2,738,061
Douglas Emmett, Inc.	102,730	2,767,546
Mack-Cali Realty Corp.	174,860	3,222,670
Paramount Group, Inc.	304,860	5,231,398

		22,589,316

REITS - Regional Malls - 8.8%
Fibra Shop Portafolios Inmobiliarios S.A.P.I. de C.V. (Mexico)	1,905,315	2,111,696
General Growth Properties, Inc.	122,460	3,142,324
Simon Property Group, Inc.	80,270	13,888,315
Taubman Centers, Inc.	60,260	4,188,070

		23,330,405

REITS - Retail - 1.0%
Scentre Group (Australia)[1]	957,107	2,764,805

REITS - Shopping Centers - 13.7%
Brixmor Property Group, Inc.	310,450	7,180,709
DDR Corp.	300,820	4,650,677
Equity One, Inc.	169,000	3,944,460

The accompanying notes are an integral part of the financial statements.

4

Real Estate Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
REITS - Shopping Centers (continued)
Inland Real Estate Corp.	418,740	$3,944,531
Kite Realty Group Trust	158,807	3,886,007
Urban Edge Properties	248,800	5,172,552
Westfield Corp. (Australia)[1]	621,230	4,363,358
WP GLIMCHER, Inc.	254,120	3,438,244

		36,580,538

REITS - Single Tenant - 1.8%
Agree Realty Corp.	167,960	4,899,393

REITS - Storage - 7.2%
CubeSmart	259,930	6,019,979
Extra Space Storage, Inc.	41,150	2,683,803
Public Storage	26,980	4,974,302
Sovran Self Storage, Inc.	63,901	5,553,636

		19,231,720

Total Financials		247,145,958

Information Technology - 1.3%
IT Services - 1.3%
InterXion Holding N.V. - ADR (Netherlands)*	120,890	3,342,609

Utilities - 0.0%#
Electric Utilities - 0.0%#
Prime AET&D Holdings No.1 Ltd. (Australia)*[2]	125,000	—

TOTAL COMMON STOCKS
(Identified Cost $241,417,304)		266,478,390

TOTAL INVESTMENTS - 100.0%
(Identified Cost $241,417,304)		266,478,390
OTHER ASSETS, LESS LIABILITIES - 0.0%#		68,973

NET ASSETS - 100%		$266,547,363

No. - Number

ADR - American Depositary Receipt

REITS - Real Estate Investment Trusts

*Non-income producing security.

#Less than 0.1%.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Security has been valued at fair value as determined in good faith by the Advisor.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Real Estate Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $241,417,304) (Note 2)	$266,478,390
Foreign currency (cost $22,624)	21,621
Dividends receivable	849,965
Receivable for fund shares sold	135,168
Foreign tax reclaims receivable	5,035
Prepaid expenses	413

TOTAL ASSETS	267,490,592

LIABILITIES:

Due to custodian	154,294
Accrued management fees (Note 3)	181,217
Accrued shareholder services fees (Class S)(Note 3)	48,837
Accrued fund accounting and administration fees (Note 3)	13,695
Accrued transfer agent fees (Note 3)	5,581
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for fund shares repurchased	483,454
Payable for securities purchased	6,480
Other payables and accrued expenses	49,289

TOTAL LIABILITIES	943,229

TOTAL NET ASSETS	$266,547,363

NET ASSETS CONSIST OF:

Capital stock	$204,389
Additional paid-in-capital	216,036,244
Undistributed net investment income	333,282
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	24,913,658
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	25,059,790

TOTAL NET ASSETS	$266,547,363

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($215,042,870/14,420,527 shares)	$14.91

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($51,504,493/6,018,363 shares)	$8.56

The accompanying notes are an integral part of the financial statements.

6

Real Estate Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $29,050)	$3,532,321

EXPENSES:

Management fees (Note 3)	1,087,491
Shareholder services fees (Class S)(Note 3)	294,388
Fund accounting and administration fees (Note 3)	30,791
Transfer agent fees (Note 3)	15,549
Directors’ fees (Note 3)	3,377
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	9,299
Miscellaneous	53,680

Total Expenses	1,495,799

NET INVESTMENT INCOME	2,036,522

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	21,601,953
Options written	190,635
Foreign currency and translation of other assets and liabilities	(23,450)

21,769,138

Net change in unrealized appreciation (depreciation) on-
Investments	(33,893,508)
Foreign currency and translation of other assets and liabilities	677

(33,892,831)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(12,123,693)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,087,171)

The accompanying notes are an integral part of the financial statements.

7

Real Estate Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$2,036,522	$7,145,687
Net realized gain (loss) on investments and foreign currency	21,769,138	19,278,792
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(33,892,831)	33,939,661

Net increase (decrease) from operations	(10,087,171)	60,364,140

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income (Class S)	—	(6,031,527)
From net investment income (Class I)	—	(2,316,228)
From net realized gain on investments (Class S)	—	(14,939,980)
From net realized gain on investments (Class I)	—	5,249,295

Total distributions to shareholders	—	(28,537,030)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	(5,066,436)	44,396,863

Net increase (decrease) in net assets	(15,153,607)	76,223,973

NET ASSETS:

Beginning of period	281,700,970	205,476,997

End of period (including undistributed net investment income of $333,282 and distributions in excess of net investment income of $1,703,240, respectively)	$266,547,363	$281,700,970

The accompanying notes are an integral part of the financial statements.

8

Real Estate Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/15 (UNAUDITED)		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$15.46		$13.32	$14.57	$12.65	$12.58	$10.61

Income from investment operations:
Net investment income[1]	0.11		0.44 [2]	0.24	0.21	0.15	0.12
Net realized and unrealized gain on investments	(0.66)		3.24	0.10	2.54	0.49	2.44

Total from investment operations	(0.55)		3.68	0.34	2.75	0.64	2.56

Less distributions to shareholders:
From net investment income	—		(0.44)	(0.21)	(0.29)	(0.15)	(0.12)
From net realized gain on investments	—		(1.10)	(1.38)	(0.54)	(0.42)	(0.47)

Total distributions to shareholders	—		(1.54)	(1.59)	(0.83)	(0.57)	(0.59)

Net asset value - End of period	$14.91		$15.46	$13.32	$14.57	$12.65	$12.58

Net assets - End of period (000’s omitted)	$215,043		$231,188	$168,167	$170,898	$167,153	$89,136

Total return[3]	(3.56%	)	28.14%	2.67%	21.93%	5.29%	24.40%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.08%	[4]	1.11%	1.12%	1.10%	1.18%	1.20%
Net investment income	1.35%	[4]	2.89% [2]	1.57%	1.49%	1.21%	1.02%
Portfolio turnover	33%		44%	40%	14%	34%	34%

*Effective August 1, 2012, the shares of the Series have been designated as Class S.

**For certain years presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A		N/A	N/A	N/A	N/A	0.01%

1Calculated based on average shares outstanding during the period.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 1.49%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Real Estate Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED		FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/15 (UNAUDITED)		12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.86		$8.18	$9.55	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.07		0.29 [3]	0.19	0.08
Net realized and unrealized gain (loss) on investments	(0.37)		1.97	0.04	0.32

Total from investment operations	(0.30)		2.26	0.23	0.40

Less distributions to shareholders:
From net investment income	—		(0.48)	(0.22)	(0.31)
From net realized gain on investments	—		(1.10)	(1.38)	(0.54)

Total distributions to shareholders	—		(1.58)	(1.60)	(0.85)

Net asset value - End of period	$8.56		$8.86	$8.18	$9.55

Net assets - End of period (000’s omitted)	$51,504		$50,513	$37,310	$26,396

Total return[4]	(3.39%	)	28.44%	2.94%	4.16%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.83%	[5]	0.86%	0.87%	0.87% [5]
Net investment income	1.64%	[5]	3.14% [3]	1.88%	1.95% [5]
Portfolio turnover	33%		44%	40%	14%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.16 and the net investment income ratio would have been 1.74%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

10

Real Estate Series

Notes to Financial Statements

(unaudited)

1.	Organization

Real Estate Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide high current income and long-term capital appreciation by investing principally in companies in the real estate industry.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as Real Estate Series Class S common stock and 100 million have been designated as Real Estate Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

11

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$15,989,823	$12,843,384	$3,146,439	$—
Financials	247,145,958	238,832,211	8,313,747	—
Information Technology	3,342,609	3,342,609	—	—
Utilities	—	—	—	—*
Mutual funds	—	—	—	—

Total assets	266,478,390	255,018,204	11,460,186	—

*Prime AET&D Holdings No.1 Ltd. is a Level 3 security as of June 30, 2015. However, there is no value for this security reported in the financial statements. There was no activity in this security for the six months ended June 30, 2015.

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between fair value levels during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of

12

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

components of distributions (and consequently its net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding at June 30, 2015 is Pershing LLC, a BNY Mellon Company.

13

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

The following table presents the effect of the derivative instruments on the Statement of Operations:

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$190,635

The average month-end balances for the period of January 1, 2015 to June 30, 2015 of outstanding derivative financial instruments were as follows:

Options:
Average number of option contracts written	1,823
Average notional value of option contracts written	$15,198,500

Written Option Rollforward

Transactions in options written for the six months ended June 30, 2015, were as follows:

	CALLS
	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	—	—
Options written	4,095	$265,977
Options exercised	(962)	(62,049)
Options expired	(2,683)	(192,846)
Options closed	(450)	(11,082)

Outstanding options, end of period	—	$—

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

14

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

15

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

The Advisor has contractually agreed, until at least April 30, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a Series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $96,483,302 and $93,213,029, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Real Estate Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/2014
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,280,112	$20,514,732	2,877,508	$43,298,509
Reinvested	—	—	1,371,635	20,505,790
Repurchased	(1,812,968)	(28,608,824)	(1,925,594)	(29,217,124)

Total	(532,856)	$(8,094,092)	2,323,549	$34,587,175

CLASS I	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	677,718	$6,286,333	1,529,781	$13,799,732
Reinvested	—	—	828,373	7,151,070
Repurchased	(359,681)	(3,258,677)	(1,221,118)	(11,141,114)

Total	318,037	$3,027,656	1,137,036	$9,809,688

Approximately 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

16

Real Estate Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. The Series invested in written options (equity risk) during the six months ended June 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Real Estate Securities

The Series may focus its investments in certain real estate related industries; hence, the Series may subject itself to a greater degree of risk than a series that is more diversified.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 was as follows:

Ordinary income	$10,317,395
Long-term capital gains	18,219,635

At June 30, 2015, identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$241,417,307
Unrealized appreciation	36,434,554
Unrealized depreciation	(11,373,471)

Net unrealized appreciation	$25,061,083

17

Real Estate Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNRES-6/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

INTERNATIONAL SERIES

International Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,028.40	$5.53	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51	1.10%
Class I
Actual	$1,000.00	$1,029.70	$4.28	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

International Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

International Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 98.7%

Consumer Discretionary - 11.8%
Auto Components - 1.3%
F.C.C. Co. Ltd. (Japan)[1]	158,000	$2,411,526
Hankook Tire Co. Ltd. (South Korea)[1]	145,591	5,475,461

		7,886,987

Diversified Consumer Services - 0.6%
Fu Shou Yuan International Group Ltd. (China)[1]	6,290,000	3,494,243

Household Durables - 1.0%
LG Electronics, Inc. (South Korea)[1]	74,000	3,128,731
Nikon Corp. (Japan)[1]	224,000	2,588,700

		5,717,431

Internet & Catalog Retail - 5.0%
ASOS plc (United Kingdom)*[1]	156,760	9,554,271
MakeMyTrip Ltd. (India)*	285,890	5,626,315
Rakuten, Inc. (Japan)[1]	894,190	14,435,921

		29,616,507

Media - 0.8%
Mediaset Espana Comunicacion S.A. (Spain)[1]	382,640	5,023,581

Specialty Retail - 1.3%
Groupe Fnac S.A. (France)*[1]	3,891	233,292
Komeri Co. Ltd. (Japan)[1]	188,800	4,314,836
Sa Sa International Holdings Ltd. (Hong Kong)[1]	6,288,390	3,403,957

		7,952,085

Textiles, Apparel & Luxury Goods - 1.8%
Kering (France)[1]	59,760	10,684,343

Total Consumer Discretionary		70,375,177

Consumer Staples - 24.7%
Beverages - 7.5%
AMBEV S.A. - ADR (Brazil)*	1,350,000	8,235,000
Carlsberg A/S - Class B (Denmark)[1]	80,000	7,248,455
Diageo plc (United Kingdom)[1]	431,750	12,503,310
Treasury Wine Estates Ltd. (Australia)[1]	2,285,660	8,777,675
Tsingtao Brewery Co. Ltd. - Class H (China)[1]	1,284,000	7,784,761

		44,549,201

Food & Staples Retailing - 5.0%
Carrefour S.A. (France)[1]	169,962	5,461,488
Casino Guichard-Perrachon S.A. (France)[1]	34,170	2,593,594
Dairy Farm International Holdings Ltd. (Hong Kong)[1]	681,300	5,900,217
Tesco plc (United Kingdom)[1]	2,618,070	8,722,784

The accompanying notes are an integral part of the financial statements.

3

International Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Food & Staples Retailing (continued)
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	2,946,000	$7,195,606

		29,873,689

Food Products - 7.8%
Biostime International Holdings Ltd. (China)[1]	2,526,500	7,388,393
Charoen Pokphand Foods PCL (Thailand)[1]	3,841,800	2,724,844
Danone S.A. (France)[1]	107,012	6,931,657
Grupo Bimbo S.A.B. de C.V. - Class A (Mexico)*	2,604,000	6,728,070
Nestle S.A. (Switzerland)[1]	105,220	7,591,689
Sao Martinho S.A. (Brazil)	386,750	4,700,808
Suedzucker AG (Germany)[1]	625,447	10,417,394

		46,482,855

Personal Products - 3.1%
Unilever plc - ADR (United Kingdom)	420,230	18,053,081

Tobacco - 1.3%
Gudang Garam Tbk PT (Indonesia)[1]	730,000	2,464,043
Swedish Match AB (Sweden)[1]	191,000	5,430,250

		7,894,293

Total Consumer Staples		146,853,119

Energy - 5.3%
Energy Equipment & Services - 1.9%
Spectrum ASA (Norway)[1]	578,746	2,354,712
TGS Nopec Geophysical Co. ASA (Norway)[1]	391,280	9,140,689

		11,495,401

Oil, Gas & Consumable Fuels - 3.4%
Galp Energia SGPS S.A. (Portugal)[1]	1,050,040	12,360,340
Royal Dutch Shell plc - Class B - ADR (Netherlands)	87,780	5,034,183
Royal Dutch Shell plc - Class B (Netherlands)[1]	88,430	2,517,632

		19,912,155

Total Energy		31,407,556

Financials - 5.1%
Capital Markets - 1.0%
Daiwa Securities Group, Inc. (Japan)[1]	830,000	6,208,987

Diversified Financial Services - 1.2%
IDFC Ltd. (India)[1]	3,023,300	6,999,921

Insurance - 1.6%
Mapfre S.A. (Spain)[1]	1,877,000	6,487,122
Zurich Insurance Group AG (Switzerland)[1]	10,500	3,196,512

		9,683,634

The accompanying notes are an integral part of the financial statements.

4

International Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Real Estate Investment Trusts (REITS) - 1.3%
Alstria Office REIT AG (Germany)[1]	595,480	$7,670,989

Total Financials		30,563,531

Health Care - 9.3%
Health Care Equipment & Supplies - 1.0%
Carl Zeiss Meditec AG (Germany)[1]	232,000	5,918,523

Health Care Providers & Services - 2.6%
Fresenius Medical Care AG & Co. KGaA - ADR (Germany)	200,000	8,318,000
Odontoprev S.A. (Brazil)	2,000,000	6,966,646

		15,284,646

Life Sciences Tools & Services - 1.2%
Gerresheimer AG (Germany)[1]	118,970	7,412,032

Pharmaceuticals - 4.5%
AstraZeneca plc - ADR (United Kingdom)	154,370	9,834,913
GlaxoSmithKline plc (United Kingdom)[1]	172,980	3,596,568
Novartis AG - ADR (Switzerland)	49,000	4,818,660
Teva Pharmaceutical Industries Ltd. - ADR (Israel)	140,000	8,274,000

		26,524,141

Total Health Care		55,139,342

Industrials - 16.3%
Airlines - 0.8%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	1,893,363	4,487,270

Commercial Services & Supplies - 1.4%
Aggreko plc (United Kingdom)[1]	381,247	8,611,286

Construction & Engineering - 2.8%
Larsen & Toubro Ltd. (India)[1]	591,285	16,526,744

Electrical Equipment - 4.1%
Alstom S.A. (France)[1]	295,560	8,395,182
Bharat Heavy Electricals Ltd. (India)[1]	2,049,250	7,966,072
Schneider Electric SE (France)[1]	66,000	4,569,785
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	4,084,000	3,170,395

		24,101,434

Industrial Conglomerates - 4.0%
Siemens AG (Germany)[1]	237,600	24,038,378

Machinery - 3.2%
ANDRITZ AG (Austria)[1]	123,000	6,811,268
FANUC Corp. (Japan)[1]	37,540	7,681,270
Jain Irrigation Systems Ltd. - DVR (India)[1]	44,872	25,825

The accompanying notes are an integral part of the financial statements.

5

International Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Machinery (continued)
Jain Irrigation Systems Ltd. (India)[1]	4,464,000	$4,680,015

		19,198,378

Total Industrials		96,963,490

Information Technology - 21.2%
Electronic Equipment, Instruments & Components - 4.0%
Hitachi Ltd. (Japan)[1]	1,646,660	10,847,454
Keyence Corp. (Japan)[1]	10,809	5,825,801
PAX Global Technology Ltd. (Hong Kong)*[1]	5,036,000	7,213,628

		23,886,883

Internet Software & Services - 3.6%
NetEase, Inc. - ADR (China)	48,145	6,974,525
Qihoo 360 Technology Co. Ltd. - ADR (China)*	214,420	14,514,090

		21,488,615

Semiconductors & Semiconductor Equipment - 1.8%
MediaTek, Inc. (Taiwan)[1]	794,830	10,864,999

Software - 8.4%
AVEVA Group plc (United Kingdom)[1]	733,322	20,832,225
SAP SE (Germany)[1]	284,360	19,926,935
Totvs S.A. (Brazil)	721,250	9,044,913

		49,804,073

Technology Hardware, Storage & Peripherals - 3.4%
Samsung Electronics Co. Ltd. (South Korea)[1]	17,490	19,843,913

Total Information Technology		125,888,483

Telecommunication Services - 5.0%
Diversified Telecommunication Services - 3.8%
Telefonica S.A. - ADR (Spain)	727,200	10,326,240
Telenor ASA - ADR (Norway)	184,380	12,096,250

Wireless Telecommunication Services - 1.2%
Bharti Infratel Ltd. (India)[1]	1,041,080	7,307,832

Total Telecommunication Services		29,730,322

TOTAL COMMON STOCKS
(Identified Cost $572,696,761)		586,921,020

The accompanying notes are an integral part of the financial statements.

6

International Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 0.9%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04%,
(Identified Cost $ 5,265,638)	5,265,638	$5,265,638

TOTAL INVESTMENTS - 99.6%
(Identified Cost $ 577,962,399)		592,186,658
OTHER ASSETS, LESS LIABILITIES - 0.4%		2,340,644

NET ASSETS - 100%		$594,527,302

ADR - American Depositary Receipt

DVR - Differential Voting Rights

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

United Kingdom 15.4%; Germany 14.1%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

International Series

Statement of Assets & Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $577,962,399) (Note 2)	$592,186,658
Foreign currency (identified cost $98,096)	98,808
Receivable for securities sold	2,227,524
Foreign tax reclaims receivable	1,548,689
Receivable for fund shares sold	569,318
Dividends receivable	300,397
Prepaid and other expenses	2,652

TOTAL ASSETS	596,934,046

LIABILITIES:

Accrued foreign capital gains tax (Note 2)	432,746
Accrued management fees (Note 3)	380,823
Accrued custodian fees	230,757
Accrued shareholder services fees (Class S) (Note 3)	102,753
Accrued transfer agent fees (Note 3)	61,604
Accrued fund accounting and administration fees (Note 3)	25,438
Accrued Directors’ fees (Note 3)	8,575
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for fund shares repurchased	789,993
Payable for securities purchased	264,171
Other payables and accrued expenses	109,502

TOTAL LIABILITIES	2,406,744

TOTAL NET ASSETS	$594,527,302

NET ASSETS CONSIST OF:

Capital stock	$679,537
Additional paid-in-capital	561,538,075
Undistributed net investment income	4,326,211
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	14,363,946
Net unrealized appreciation on investments (net of foreign capital gains tax of $432,746), foreign currency and translation of other assets and liabilities	13,619,533

TOTAL NET ASSETS	$594,527,302

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($452,472,608/54,294,946 shares)	$8.33

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($142,054,694/13,658,737 shares)	$10.40

The accompanying notes are an integral part of the financial statements.

8

International Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $885,036)	$7,465,916

EXPENSES:

Management fees (Note 3)	2,340,195
Shareholder services fees (Class S)(Note 3)	605,262
Transfer agent fees (Note 3)	105,679
Fund accounting and administration fees (Note 3)	47,207
Directors’ fees (Note 3)	17,253
Chief Compliance Officer service fees (Note 3)	1,225
Custodian fees	195,625
Miscellaneous	101,193

Total Expenses	3,413,639
Less reduction of expenses (Note 3)	(162,033)

Net Expenses	3,251,606

NET INVESTMENT INCOME	4,214,310

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	8,286,803
Foreign currency and translation of other assets and liabilities	(354,753)

7,932,050

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $58,192)	6,638,717
Foreign currency and translation of other assets and liabilities	(59,178)

6,579,539

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	14,511,589

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,725,899

The accompanying notes are an integral part of the financial statements.

9

International Series

Statements of Changes in Net Assets

	FOR THE SIX MONTH ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$4,214,310	$8,960,558
Net realized gain on investments and foreign currency	7,932,050	68,919,989
Net change in unrealized appreciation (depreciation) on investments and foreign currency	6,579,539	(127,193,320)

Net increase (decrease) from operations	18,725,899	(49,312,773)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(6,758,776)
From net investment income (Class I)	—	(1,659,943)
From net realized gain on investments (Class S)	—	(53,674,182)
From net realized gain on investments (Class I)	—	(10,868,137)

Total distributions to shareholders	—	(72,961,038)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(41,352,750)	(38,957,031)

Net decrease in net assets	(22,626,851)	(161,230,842)

NET ASSETS:

Beginning of period	617,154,153	778,384,995

End of period (including undistributed net investment income of $4,326,211 and $111,901, respectively)	$594,527,302	$617,154,153

The accompanying notes are an integral part of the financial statements.

10

International Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/15 (UNAUDITED)		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$8.10		$9.91	$8.70	$7.61	$8.85	$8.39

Income (loss) from investment operations:
Net investment income[1]	0.05		0.12	0.11	0.10	0.13	0.14
Net realized and unrealized gain (loss) on investments	0.18		(0.84)	1.59	1.10	(1.26)	0.86

Total from investment operations	0.23		(0.72)	1.70	1.20	(1.13)	1.00

Less distributions to shareholders:
From net investment income	—		(0.12)	(0.12)	(0.10)	(0.10)	(0.19)
From return of capital	—		—	—	(0.01)	—	—
From net realized gain on investments	—		(0.97)	(0.37)	—	(0.01)	(0.35)

Total distributions to shareholders	—		(1.09)	(0.49)	(0.11)	(0.11)	(0.54)

Net asset value - End of period	$8.33		$8.10	$9.91	$8.70	$7.61	$8.85

Net assets - End of period (000’s omitted)	$452,473		$490,833	$637,598	$565,609	$513,267	$317,199

Total return[2]	2.84%		(7.03% )	19.69%	15.78%	(12.82% )	12.04%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.10%	[3]	1.10%	1.10%	1.10%	1.16%	1.15%
Net investment income	1.29%	[3]	1.20%	1.21%	1.30%	1.49%	1.68%
Portfolio turnover	15%		22%	22%	22%	7%	13%

*Effective December 31, 2011, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.05%		0.04%	0.03%	0.07%	N/A	0.00% [4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

International Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEARS ENDED		FOR THE PERIOD 3/15/12[1] TO 12/31/12
			12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.10		$12.05	$10.47	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.08		0.17	0.17	0.13
Net realized and unrealized gain (loss) on investments	0.22		(1.00)	1.91	0.46

Total from investment operations	0.30		(0.83)	2.08	0.59

Less distributions to shareholders:
From net investment income	—		(0.15)	(0.13)	(0.11)
From return of capital	—		—	—	(0.01)
From net realized gain on investments	—		(0.97)	(0.37)	—

Total distributions to shareholders	—		(1.12)	(0.50)	(0.12)

Net asset value - End of period	$10.40		$10.10	$12.05	$10.47

Net assets - End of period (000’s omitted)	$142,055		$126,321	$140,787	$95,925

Total return[3]	2.97%		(6.72% )	19.97%	5.88%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[4]	0.85%	0.85%	0.85%	[4]
Net investment income	1.56%	[4]	1.42%	1.48%	1.67%	[4]
Portfolio turnover	15%		22%	22%	22%

*The investment advisor did not impose all or a portion of its management and/or other fees during the period, and may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:

	0.05%		0.04%	0.03%	0.09%	[4]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

International Series

Notes to Financial Statements

(unaudited)

1.	Organization

International Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located outside the United States.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 250 million have been designated as International Series Class S common stock and 100 million have been designated as International Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

13

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$70,375,177	$5,626,315	$64,748,862	$—
Consumer Staples	146,853,119	44,912,565	101,940,554	—
Energy	31,407,556	5,034,183	26,373,373	—
Financials	30,563,531	—	30,563,531	—
Health Care	55,139,342	38,212,219	16,927,123	—
Industrials	96,963,490	4,487,270	92,476,220	—
Information Technology	125,888,483	30,533,528	95,354,955	—
Telecommunication Services	29,730,322	22,422,490	7,307,832	—
Mutual fund	5,265,638	5,265,638	—	—

Total assets	$592,186,658	$156,494,208	$435,692,450	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the security’s fair value following close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

14

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

15

International Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.85% of average daily net assets. Accordingly, the Advisor waived fees of $162,033 for the six months ended June 30, 2015, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

16

International Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $90,372,039 and $137,023,486, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of International Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	2,943,403	$24,725,826	5,034,580	$48,663,625
Reinvested	—	—	7,333,073	58,712,204
Repurchased	(9,231,077)	(77,940,598)	(16,134,004)	(154,441,126)

Total	(6,287,674)	$(53,214,772)	(3,766,351)	$(47,065,297)

CLASS I	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,888,400	$19,588,172	1,936,083	$23,008,129
Reinvested	—	—	1,242,972	12,385,248
Repurchased	(738,185)	(7,726,150)	(2,350,034)	(27,285,111)

Total	1,150,215	$11,862,022	829,021	$8,108,266

Approximately 59% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

17

International Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Ordinary income	$16,622,851
Long-term capital gains	56,338,187

At June 30, 2015, the tax basis of components of distributable earnings and the net unrealized appreciation based on the identified cost of investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$577,962,399
Unrealized appreciation	77,203,736
Unrealized depreciation	(62,979,477)

Net unrealized appreciation	$14,224,259

18

International Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNINT-6/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

WORLD OPPORTUNITIES SERIES

World Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15
Actual	$1,000.00	$1,034.10	$5.55

Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.51

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 1.10%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

World Opportunities Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

World Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 99.1%

Consumer Discretionary - 16.1%
Diversified Consumer Services - 2.7%
Kroton Educacional S.A. (Brazil)	22,561,051	$86,206,711

Hotels, Restaurants & Leisure - 2.6%
Accor S.A. (France)[1]	1,635,440	82,770,024

Internet & Catalog Retail - 0.7%
Ocado Group plc (United Kingdom)*[1]	3,122,475	21,859,336

Media - 4.0%
ITV plc (United Kingdom)[1]	12,769,552	52,832,887
Liberty Global plc - Class A - ADR (United Kingdom)*	1,001,730	54,163,541
Modern Times Group AB - Class B (Sweden)[1]	866,696	23,260,586

		130,257,014

Specialty Retail - 2.2%
Kingfisher plc (United Kingdom)[1]	12,708,430	69,317,612

Textiles, Apparel & Luxury Goods - 3.9%
Adidas AG (Germany)[1]	712,900	54,547,212
lululemon athletica, Inc.*	1,088,120	71,054,236

		125,601,448

Total Consumer Discretionary		516,012,145

Consumer Staples - 24.7%
Beverages - 11.3%
AMBEV S.A. - ADR (Brazil)*	9,034,936	55,113,110
Anheuser-Busch InBev N.V. (Belgium)[1]	871,290	104,851,648
Diageo plc (United Kingdom)[1]	3,433,680	99,438,020
Remy Cointreau S.A. (France)[1]	261,570	18,897,389
SABMiller plc (United Kingdom)[1]	1,643,050	85,192,278

		363,492,445

Food & Staples Retailing - 4.1%
Carrefour S.A. (France)[1]	1,666,855	53,562,019
Tesco plc (United Kingdom)[1]	23,558,620	78,491,691

		132,053,710

Food Products - 4.2%
Charoen Pokphand Foods PCL (Thailand)[1]	25,846,160	18,331,707
Danone S.A. (France)[1]	1,226,380	79,438,242
Nestle S.A. (Switzerland)[1]	497,000	35,858,863

		133,628,812

Personal Products - 2.3%
Beiersdorf AG (Germany)[1]	419,206	35,125,469
Unilever plc - ADR (United Kingdom)	858,710	36,890,182

		72,015,651

The accompanying notes are an integral part of the financial statements.

3

World Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Consumer Staples (continued)
Tobacco - 2.8%
Japan Tobacco, Inc. (Japan)[1]	1,523,900	$54,173,546
Swedish Match AB (Sweden)[1]	1,293,571	36,777,039

		90,950,585

Total Consumer Staples		792,141,203

Energy - 7.5%
Energy Equipment & Services - 3.7%
CGG S.A. (France)*[1]	1,120,589	6,304,855
Petroleum Geo-Services ASA (Norway)[1]	2,609,615	14,038,102
Schlumberger Ltd.	1,165,990	100,496,678

		120,839,635

Oil, Gas & Consumable Fuels - 3.8%
Cameco Corp. (Canada)	5,102,370	72,861,844
Encana Corp. (Canada)	2,930,538	32,294,529
Whitehaven Coal Ltd. (Australia)*[1]	15,996,342	16,176,750

		121,333,123

Total Energy		242,172,758

Financials - 1.7%
Insurance - 1.7%
Admiral Group plc (United Kingdom)[1]	2,482,060	54,084,509

Health Care - 17.2%
Health Care Equipment & Supplies - 1.8%
BioMerieux (France)[1]	162,679	17,348,549
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	56,764,000	42,356,274

		59,704,823

Health Care Providers & Services - 3.7%
Fresenius Medical Care AG & Co. KGaA (Germany)[1]	1,420,390	117,589,079

Life Sciences Tools & Services - 1.2%
QIAGEN N.V.*[1]	1,501,460	36,901,060
QIAGEN N.V. - ADR*	22,370	554,552

		37,455,612

Pharmaceuticals - 10.5%
Novartis AG - ADR (Switzerland)	363,600	35,756,424
Otsuka Holdings Co. Ltd. (Japan)[1]	1,682,629	53,613,939
Roche Holding AG (Switzerland)[1]	301,720	84,599,725
Sanofi (France)[1]	1,116,726	110,477,866
Shire plc - ADR (Ireland)	220,000	53,127,800

		337,575,754

Total Health Care		552,325,268

The accompanying notes are an integral part of the financial statements.

4

World Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 7.9%
Airlines - 1.5%
Ryanair Holdings plc - ADR (Ireland)	660,646	$47,137,092

Commercial Services & Supplies - 2.2%
Aggreko plc (United Kingdom)[1]	3,083,613	69,650,054

Electrical Equipment - 0.9%
Nexans S.A. (France)[1]	741,380	27,881,599

Machinery - 1.4%
SKF AB - Class B (Sweden)[1]	794,071	18,119,129
Sulzer AG (Switzerland)[1]	277,300	28,523,578

		46,642,707

Marine - 0.4%
D/S Norden A/S (Denmark)*[1]	56,662	1,427,316
Diana Shipping, Inc. (Greece)*	708,192	4,992,754
Pacific Basin Shipping Ltd. (Hong Kong)[1]	7,437,169	2,499,104
Star Bulk Carriers Corp. (Greece)*	1,991,284	5,854,375

		14,773,549

Trading Companies & Distributors - 1.5%
Brenntag AG (Germany)[1]	833,938	47,852,657

Total Industrials		253,937,658

Information Technology - 12.5%
Internet Software & Services - 10.9%
Alibaba Group Holding Ltd. - ADR (China)*	1,187,700	97,712,079
Baidu, Inc. - ADR (China)*	358,350	71,340,318
Qihoo 360 Technology Co. Ltd. - ADR (China)*	1,348,740	91,296,211
Tencent Holdings Ltd. - Class H (China)[1]	4,547,695	90,938,133

		351,286,741

IT Services - 1.6%
Amdocs Ltd. - ADR	950,614	51,894,018

Total Information Technology		403,180,759

Materials - 8.0%
Chemicals - 2.0%
Potash Corp. of Saskatchewan, Inc. (Canada)	630,620	19,530,301
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	1,707,778	27,358,604
Syngenta AG (Switzerland)[1]	41,930	17,108,359

		63,997,264

Construction Materials - 0.6%
Holcim Ltd. (Switzerland)[1]	242,930	17,924,724

Metals & Mining - 5.4%
Alumina Ltd. (Australia)[1]	25,893,506	30,479,321

The accompanying notes are an integral part of the financial statements.

5

World Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Materials (continued)
Metals & Mining (continued)
Iluka Resources Ltd. (Australia)[1]	2,264,215	$13,389,911
Norsk Hydro ASA (Norway)[1]	8,179,946	34,330,667
Teck Resources Ltd. - Class B (Canada)	4,092,550	40,557,172
ThyssenKrupp AG (Germany)[1]	2,131,300	55,444,682

		174,201,753

Total Materials		256,123,741

Telecommunication Services - 3.5%
Wireless Telecommunication Services - 3.5%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	5,220,915	111,257,699

TOTAL COMMON STOCKS
(Identified Cost $3,219,728,015)		3,181,235,740

TOTAL INVESTMENTS - 99.1%
(Identified Cost $3,219,728,015)		3,181,235,740
OTHER ASSETS, LESS LIABILITIES - 0.9%		27,314,165

NET ASSETS - 100%		$3,208,549,905

KEY:

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United Kingdom - 19.4%; France - 12.4%; China - 12.3%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

6

World Opportunities Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments (identified cost $3,219,728,015)	$3,181,235,740
Foreign currency (identified cost $316)	316
Cash	2,755,162
Receivable for securities sold	31,883,015
Foreign tax reclaims receivable	9,651,873
Dividends receivable	4,377,228
Receivable for fund shares sold	3,845,183
Prepaid expenses	1,984

TOTAL ASSETS	3,233,750,501

LIABILITIES:

Accrued management fees (Note 3)	3,147,197
Accrued transfer agent fees (Note 3)	348,310
Accrued fund accounting and administration fees (Note 3)	125,992
Accrued directors’ fees (Note 3)	40,818
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for fund shares repurchased	17,468,003
Payable for securities purchased	2,385,150
Other payables and accrued expenses	1,684,744

TOTAL LIABILITIES	25,200,596

TOTAL NET ASSETS	$3,208,549,905

NET ASSETS CONSIST OF:

Capital stock	$4,230,246
Additional paid-in-capital	3,545,365,705
Undistributed net investment income	24,600,594
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(326,246,511)
Net unrealized depreciation on investments, foreign currency and translation of other assets and liabilities	(39,400,129)

TOTAL NET ASSETS	$3,208,549,905

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($3,208,549,905/423,024,574 shares)	$7.58

The accompanying notes are an integral part of the financial statements.

7

World Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $5,578,344) (Note 2)	$51,209,092

EXPENSES:

Management fees (Note 3)	21,477,982
Transfer agent fees (Note 3)	522,592
Fund accounting and administration fees (Note 3)	190,268
Directors’ fees (Note 3)	108,313
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	756,288
Miscellaneous	634,403

Total Expenses	23,691,070

NET INVESTMENT INCOME	27,518,022

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments (net of foreign capital gains tax, $5,578,345), (Note 2)	(157,633,201)
Foreign currency and translation of other assets and liabilities	4,287,063

(153,346,138)

Net change in unrealized appreciation (depreciation) on-
Investments	284,750,870
Foreign currency and translation of other assets and liabilities	(69,375)

284,681,495

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	131,335,357

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$158,853,379

The accompanying notes are an integral part of the financial statements.

8

World Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$27,518,022	$88,301,678
Net realized gain (loss) on investments and foreign currency	(153,346,138)	315,261,349
Net change in unrealized appreciation (depreciation) on investments and foreign currency	284,681,495	(1,121,031,627)

Net increase (decrease) from operations	158,853,379	(717,468,600)

DISTRIBUTIONS TO SHAREHOLDERS (Note 9):

From net investment income	—	(72,063,094)
From net realized gain on investments	—	(529,776,133)

Total distributions to shareholders	—	(601,839,227)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net decrease from capital share transactions (Note 5)	(2,394,495,357)	(1,161,377,106)

Net decrease in net assets	(2,235,641,978)	(2,480,684,933)

NET ASSETS:

Beginning of period	5,444,191,883	7,924,876,816

End of period (including distributions in excess of net investment income of $24,600,594 and $(2,917,428), respectively)	$3,208,549,905	$5,444,191,883

The accompanying notes are an integral part of the financial statements.

9

World Opportunities Series

Financial Highlights

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/15 (UNAUDITED)		12/31/14	12/31/13	12/31/12	12/31/11		12/31/10
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$7.33		$9.05	$7.75	$6.63	$8.61		$8.12

Income (loss) from investment operations:
Net investment income[1]	0.05		0.10	0.10	0.12	0.24	[2]	0.07
Net realized and unrealized gain (loss) on investments	0.20		(1.01)	1.35	1.13	(1.64)		0.67

Total from investment operations	0.25		(0.91)	1.45	1.25	(1.40)		0.74

Less distributions to shareholders:
From net investment income	—		(0.10)	(0.10)	(0.13)	(0.24)		(0.07)
From net realized gain on investments	—		(0.71)	(0.05)	—	(0.34)		(0.18)

Total distributions to shareholders	—		(0.81)	(0.15)	(0.13)	(0.58)		(0.25)

Net asset value - End of period	$7.58		$7.33	$9.05	$7.75	$6.63		$8.61

Net assets - End of period (000’s omitted)	$3,208,550		$5,444,192	$7,924,877	$6,925,778	$5,967,029		$6,455,426

Total return[3]	3.41%		(9.77% )	18.79%	18.81%	(16.14%	)[2]	9.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	1.10%	[4]	1.07%	1.07%	1.08%	1.09%		1.11%
Net investment income	1.28%	[4]	1.16%	1.17%	1.64%	2.84%	[2]	0.92%
Portfolio turnover	37%		43%	46%	45%	52%		39%

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

N/A	N/A	N/A	N/A	N/A	0.00%	[5]

1Calculated based on average shares outstanding during the periods.

2Includes a special dividend paid by one of the Series’ securities during the year. Without the special dividend, the Series’ net investment income per share, total return and net investment income ratio would have been $0.11, (17.71%) and 1.30%, respectively.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

10

World Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

World Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth by investing principally in the common stocks of companies located around the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 2.5 billion have been designated as World Opportunities Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

11

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$516,012,145	$211,424,488	$304,587,657	$—
Consumer Staples	792,141,203	92,003,292	700,137,911	—
Energy	242,172,758	205,653,051	36,519,707	—
Financials	54,084,509	—	54,084,509	—
Health Care	552,325,268	89,438,776	462,886,492	—
Industrials	253,937,658	57,984,221	195,953,437	—
Information Technology	403,180,759	312,242,626	90,938,133	—
Materials	256,123,741	87,446,077	168,677,664	—
Telecommunication Services	111,257,699	111,257,699	—	—

Total assets	$3,181,235,740	$1,167,450,230	$2,013,785,510	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and

12

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Currency Translation (continued)

unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 1.00% of the Series’ average daily net assets.

13

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $1,556,645,824 and $3,804,023,091, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in Class A shares of World Opportunities Series were:

	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	47,927,972	$363,179,090	152,753,313	$1,333,900,544
Reinvested	—	—	61,467,184	444,829,184
Repurchased	(367,402,815)	(2,757,674,447)	(347,523,122)	(2,940,106,834)

Total	(319,474,843)	$(2,394,495,357)	(133,302,625)	$(1,161,377,106)

Approximately 4% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

14

World Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

6.	Line of Credit

The Series has entered into a $50 million credit facility (the “line of credit”) with Bank of New York Mellon. The Series may borrow under the line of credit for temporary or emergency purposes, including funding shareholder redemptions and other short-term liquidity purposes. The Series pays an annual commitment fee on the unused portion of the line of credit which amounted to $11,553 for the six months ended June 30, 2015, which is included in miscellaneous expenses in the Statement of Operations. Interest on the used portion is charged to the Series based on rates determined pursuant to the terms of the agreement at the time of borrowing. During the six months ended June 30, 2015, the Series did not borrow under the line of credit. The line of credit expired on June 5, 2015 and was not renewed.

7.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series on June 30, 2015.

8.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

9.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014, were as follows:

Ordinary income	$147,867,959
Long-term capital gains	453,971,268

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$3,283,081,533
Unrealized appreciation	223,882,872
Unrealized depreciation	(325,728,665)

Net unrealized depreciation	$(101,845,793)

15

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16

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17

World Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNWOP-6/15-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

OHIO TAX EXEMPT SERIES

Ohio Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15
Actual	$1,000.00	$1,000.90	$3.67

Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$3.71

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.74%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Ohio Tax Exempt Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES - 97.8%

Akron, Recreational Facilities Impt., Refunded, G.O. Bond	6.500%	11/1/2015	Aa3	$300,000	$306,309
Akron, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa3	100,000	104,984
Akron, Various Purposes Impt., Series A, G.O. Bond	1.250%	12/1/2017	AA2	350,000	352,699
Akron, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	AA2	100,000	109,759
Akron, Various Purposes Impt., Series C, G.O. Bond	3.000%	12/1/2017	AA2	300,000	314,952
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2019	A1	720,000	812,383
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2022	A1	200,000	233,038
American Municipal Power, Inc., Prairie State Energy Campus Project, Series A, Revenue Bond, AGC	4.375%	2/15/2020	A1	100,000	109,633
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Series A, Revenue Bond, AGC	4.500%	2/15/2018	A1	100,000	108,834
Batavia Local School District, G.O. Bond, NATL	5.625%	12/1/2022	A2	170,000	188,722
Butler County Sewer System, Revenue Bond, AGM	5.000%	12/1/2017	Aa3	300,000	328,761
Butler County, Prerefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2	5,000	5,315
Butler County, Unrefunded Balance, G.O. Bond, AMBAC	5.000%	12/1/2016	Aa2	95,000	100,847
Centerville City School District, School Impt., G.O. Bond	3.000%	12/1/2016	Aa1	100,000	103,348
Cincinnati City School District, School Impt., G.O. Bond	4.500%	6/1/2018	Aa2	350,000	384,853
Cincinnati City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2018	Aa2	400,000	451,364
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2016	Aaa	150,000	159,630
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2017	Aaa	110,000	116,533
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	230,000	259,935
Cincinnati Water System, Series A, Revenue Bond	5.000%	12/1/2018	Aaa	120,000	135,618
Cincinnati Water System, Series A, Revenue Bond	4.250%	12/1/2019	Aaa	200,000	224,966
Cincinnati, Public Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa2	500,000	549,030
Cincinnati, Public Impt., Series B, G.O. Bond	4.250%	12/1/2017	Aa2	140,000	146,836
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	5.000%	12/1/2015	Aa2	300,000	306,024
Cincinnati, Various Purposes Impt., Series C, G.O. Bond	4.250%	12/1/2017	Aa2	150,000	161,685
Cleveland Department of Public Utilities Division of Public Power, Prerefunded Balance, Series A-1, Revenue Bond, NATL	5.000%	11/15/2018	A3	1,000,000	1,060,090
Cleveland Department of Public Utilities Division of Water, Series T, Revenue Bond	5.000%	1/1/2019	Aa1	370,000	419,314
Cleveland Department of Public Utilities Division of Water, Series Y, Revenue Bond	5.000%	1/1/2022	Aa1	1,000,000	1,182,750

The accompanying notes are an integral part of the financial statements.

3

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Cleveland Department of Public Utilities Division of Water, Water Utility Impt., 2nd Lien, Series A, Revenue Bond	5.000%	1/1/2019	Aa2	$235,000	$265,369
Cleveland, Public Impt., Revenue Bond	4.000%	11/15/2020	A1	220,000	244,660
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2017	Aa2	265,000	281,608
Columbus City School District, Facilities Construction & Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2018	Aa2	125,000	132,834
Columbus, Recreational Facilities Impt., Series A, G.O. Bond	4.000%	2/15/2021	Aaa	500,000	562,550
Columbus, Series 1, G.O. Bond	5.000%	7/1/2021	Aaa	300,000	355,806
Columbus, Various Purposes Impt., Series 2, G.O. Bond	4.000%	2/15/2017	Aaa	100,000	105,552
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/15/2016	Aaa	105,000	111,770
Columbus, Various Purposes Impt., Series A, G.O. Bond	5.000%	8/15/2018	Aaa	100,000	112,285
Cuyahoga County, G.O. Bond	5.000%	12/1/2018	Aa1	250,000	282,537
Cuyahoga County, Limited Tax, Various Purposes Impt., Series A, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	438,676
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2017	Aa1	280,000	287,465
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2018	Aa1	185,000	190,759
Cuyahoga County, Public Impt., Revenue Bond	2.000%	12/1/2019	Aa1	85,000	87,577
Cuyahoga County, Public Impt., Revenue Bond	5.000%	12/1/2024	Aa1	500,000	609,630
Cuyahoga County, Public Impt., Series A, G.O. Bond	5.000%	12/1/2020	Aa1	395,000	464,180
Delaware County Sanitary Sewer System, Revenue Bond, AGM	4.500%	12/1/2019	Aa2	150,000	159,873
Delaware County Sanitary Sewer System, Sewer Impt., Revenue Bond	1.000%	12/1/2016	Aa2	255,000	257,175
Delaware County, Public Impt., Revenue Bond	3.000%	12/1/2024	Aa1	305,000	314,958
Delaware County, Public Impt., Series A, G.O. Bond	4.000%	12/1/2015	Aa1	250,000	254,047
Delaware County, Series B, G.O. Bond	4.000%	12/1/2015	Aa1	200,000	203,238
Dublin City School District, Various Purposes Impt., Series A, G.O. Bond	5.000%	12/1/2017	Aa1	400,000	440,032
Fairfield City School District, G.O. Bond	3.000%	12/1/2016	Aa3	330,000	341,382
Fairfield City School District, G.O. Bond	5.000%	12/1/2020	Aa3	200,000	234,658
Fairfield County, Public Impt., G.O. Bond	2.000%	12/1/2018	Aa2	300,000	308,523
Fairfield Township, Public Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	12/1/2017	Aa2	290,000	295,797
Franklin County, G.O. Bond	4.000%	6/1/2017	Aaa	1,145,000	1,218,761
Franklin County, G.O. Bond	5.000%	12/1/2025	Aaa	275,000	336,487
Franklin County, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	112,156
Franklin County, Various Purposes Impt., Prerefunded Balance, G.O. Bond	5.000%	12/1/2027	Aaa	500,000	548,440
Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2023	Aa1	300,000	339,318

The accompanying notes are an integral part of the financial statements.

4

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Gahanna, Public Impt., G.O. Bond	4.000%	12/1/2024	Aa1	$375,000	$425,081
Greater Cleveland Regional Transit Authority, Capital Impt., Revenue Bond	5.000%	12/1/2026	Aa1	500,000	599,090
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	4.000%	12/1/2017	Aa1	350,000	375,438
Greater Cleveland Regional Transit Authority, Transit Impt., Revenue Bond	5.000%	12/1/2018	Aa1	350,000	394,419
Greene County Water System, Series A, Revenue Bond, NATL	5.250%	12/1/2020	Aa2	100,000	117,050
Hamilton City School District, Various Purposes Impt., G.O. Bond	4.000%	12/1/2018	AA2	200,000	217,988
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	585,865
Hamilton County Sewer System, Series A, Revenue Bond	5.000%	12/1/2024	Aa2	570,000	691,233
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	3.750%	12/1/2015	Aa2	200,000	203,010
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	4.000%	12/1/2018	Aa2	150,000	164,292
Hamilton County Sewer System, Sewer Impt., Series A, Revenue Bond	5.000%	12/1/2020	Aa2	500,000	585,865
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	2.000%	12/1/2016	Aa2	200,000	204,274
Hamilton County, Limited Tax, Riverfront Infrastructure, Parking Facility Impt., G.O. Bond	5.000%	12/1/2021	Aa2	500,000	593,740
Hamilton County, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aa2	320,000	360,723
Hamilton Local School District, School Impt., Prerefunded Balance, G.O. Bond, AGM	4.500%	6/1/2016	A2	200,000	207,570
Hancock County, Various Purposes Impt., G.O. Bond, NATL	4.000%	12/1/2016	Aa2	200,000	202,906
Hilliard School District, School Construction, Prerefunded Balance, G.O. Bond, NATL	5.000%	12/1/2015	Aa1	325,000	331,455
Hilliard School District, School Impt., Series A, G.O. Bond	5.000%	12/1/2018	Aa1	500,000	565,435
Hilliard, Limited Tax, Various Purposes Impt., G.O. Bond	3.000%	12/1/2018	Aa1	100,000	105,838
Huber Heights City School District, School Impt., G.O. Bond	5.000%	12/1/2019	A1	300,000	345,123
Huber Heights, Various Purposes Impt., G.O. Bond, AGM	5.000%	6/1/2017	Aa2	115,000	124,430
Independence, Various Purposes Impt., G.O. Bond	3.000%	12/1/2017	Aa1	100,000	104,661
Ironton City School District, School Impt., Prerefunded Balance, G.O. Bond, NATL	4.250%	12/1/2016	A3	200,000	210,418
Kenston Local School District, School Impt., G.O. Bond	2.000%	12/1/2017	Aa1	100,000	102,278

The accompanying notes are an integral part of the financial statements.

5

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Lakota Local School District, Butler County, G.O. Bond	5.000%	12/1/2019	Aa1	$175,000	$201,645
Loveland City School District, School Impt., G.O. Bond, AGM	5.000%	12/1/2015	Aa2	300,000	305,934
Mahoning Valley Sanitary District, Revenue Bond, AGC	2.125%	12/1/2015	A3	100,000	100,804
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2017	AA2	200,000	213,830
Marysville City Wastewater Treatment System, Revenue Bond, BAM	4.000%	12/1/2018	AA2	335,000	363,509
Middleburg Heights, G.O. Bond	3.750%	12/1/2017	Aa1	100,000	106,846
Middletown, Various Purposes Impt., G.O. Bond, AGM	4.500%	12/1/2018	Aa3	100,000	109,619
Middletown, Various Purposes Impt., G.O. Bond, AGM	5.000%	12/1/2021	Aa3	230,000	254,125
New Albany Plain Local School District, G.O. Bond, AGM	5.000%	12/1/2015	Aa1	150,000	152,949
New Albany, Limited Tax, Recreational Facility Impt., G.O. Bond	3.000%	12/1/2020	Aa1	340,000	364,201
North Ridgeville, Water Utility Impt., G.O. Bond, AGC	4.750%	12/1/2018	Aa2	200,000	224,334
Northeast Ohio Regional Sewer District, Sewer Impt., Revenue Bond	5.000%	11/15/2021	Aa1	750,000	890,085
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2018	Aa3	275,000	304,013
Ohio State Turnpike Commission, Highway Impt., Series A, Revenue Bond	5.000%	2/15/2019	Aa3	375,000	425,685
Ohio State Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	2/15/2024	A1	400,000	467,476
Ohio State Turnpike Commission, Series A, Revenue Bond	3.250%	2/15/2016	Aa3	100,000	101,822
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3	260,000	299,741
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2016	WR3	400,000	425,188
The Ohio State University, Series A, Prerefunded Balance, Revenue Bond	5.000%	12/1/2018	WR3	715,000	807,285
Ohio State Water Development Authority, Drinking Water Assistance, Revenue Bond	5.000%	6/1/2021	Aaa	500,000	590,850
Ohio State Water Development Authority, Drinking Water, Prerefunded Balance, Series B, Revenue Bond	5.000%	12/1/2015	WR3	500,000	509,890
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2018	Aaa	100,000	114,906
Ohio State Water Development Authority, Fresh Water, Revenue Bond	5.500%	12/1/2021	Aaa	125,000	152,451

The accompanying notes are an integral part of the financial statements.

6

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Ohio State Water Development Authority, Pollution Control, Series C, Revenue Bond	3.000%	12/1/2021	Aaa	$300,000	$320,691
Ohio State Water Development Authority, Pure Water, Prerefunded Balance, Series I, Revenue Bond, AMBAC	6.000%	12/1/2016	Aaa	10,000	10,394
Ohio State Water Development Authority, Revenue Bond	5.250%	12/1/2015	Aaa	200,000	204,294
Ohio State Water Development Authority, Revenue Bond	5.000%	12/1/2018	Aaa	100,000	113,231
Ohio State Water Development Authority, Series A, Revenue Bond	5.000%	12/1/2017	Aaa	150,000	165,051
Ohio State Water Development Authority, Series B-1, Revenue Bond	5.000%	12/1/2017	Aaa	125,000	137,543
Ohio State Water Development Authority, Sewer Impt., Series A, Revenue Bond	5.000%	6/1/2020	Aaa	450,000	525,312
Ohio State, Infrastructure Impt., Series A, G.O. Bond	5.000%	9/1/2025	Aa1	350,000	426,373
Ohio State, School Impt., Series A, Prerefunded Balance, G.O. Bond	5.000%	6/15/2016	Aa1	410,000	428,220
Ohio State, School Impt., Series B, G.O. Bond	5.000%	6/15/2024	Aa1	1,150,000	1,356,839
Ohio State, Series A, G.O. Bond	5.000%	9/15/2021	Aa1	500,000	593,020
Ohio State, Series B, Revenue Bond	5.000%	12/15/2018	Aa2	650,000	735,306
Ohio State, Series B, Revenue Bond	5.000%	12/15/2019	Aa2	350,000	405,401
Olentangy Local School District, Public Impt., Prerefunded Balance, G.O. Bond, AGM	5.000%	6/1/2016	Aa1	100,000	104,225
Olentangy Local School District, School Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	115,598
Olentangy Local School District, School Impt., Series A, G.O. Bond	4.300%	12/1/2016	Aa1	150,000	157,656
Olentangy Local School District, Series B, G.O. Bond	5.000%	12/1/2018	Aa1	150,000	169,307
Olentangy Local School District, Series B, G.O. Bond	3.000%	12/1/2020	Aa1	115,000	123,747
Oregon City School District, School Impt., G.O. Bond	4.000%	12/1/2017	Aa3	100,000	107,268
Portage County, Limited Tax, Various Purposes Impt., G.O. Bond	4.000%	12/1/2017	AA2	250,000	267,953
Sandy Valley Local School District, School Impt., Prerefunded Balance, G.O. Bond, XLCA	4.500%	6/1/2016	A2	100,000	103,785
Sheffield, Limited Tax, Various Purposes Impt., G.O. Bond	2.000%	12/1/2018	AA2	140,000	143,147
Springboro Community City School District, G.O. Bond, AGM	5.250%	12/1/2018	Aa3	200,000	226,454
Springboro Sewer System, Revenue Bond	4.000%	6/1/2018	Aa2	100,000	107,694
Springboro, Limited Tax, Public Impt., G.O. Bond	5.000%	12/1/2019	Aa1	100,000	111,623
Summit County, Series A, G.O. Bond, NATL	4.750%	12/1/2019	Aa1	120,000	127,258

The accompanying notes are an integral part of the financial statements.

7

Ohio Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

OHIO MUNICIPAL SECURITIES (continued)

Summit County, Various Purposes Impt., Series R, G.O. Bond, NATL	5.500%	12/1/2019	Aa1	$100,000	$118,073
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2020	A1	150,000	162,215
Sylvania City School District, School Impt., Prerefunded Balance, G.O. Bond, AGC	5.000%	12/1/2025	A1	270,000	291,986
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	500,000	562,835
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	500,000	575,780
Toledo, Limited Tax, Capital Impt., G.O. Bond	5.000%	12/1/2019	A2	275,000	313,219
Troy, Limited Tax, Water & Sewer Impt., G.O. Bond	2.000%	12/1/2020	Aa1	100,000	101,560
Upper Arlington, Various Purposes Impt., G.O. Bond	4.000%	12/1/2024	Aaa	535,000	610,809
Westerville, Various Purposes Impt., G.O. Bond	5.000%	12/1/2020	Aaa	100,000	117,453
Worthington City School District, G.O. Bond	4.000%	12/1/2018	Aa1	400,000	436,072

TOTAL MUNICIPAL BONDS
(Identified Cost $44,372,037)					44,519,077

SHORT-TERM INVESTMENT - 2.5%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $1,144,997)	0.00%[4]			1,144,997	1,144,997

TOTAL INVESTMENTS - 100.3%
(Identified Cost $45,517,034)					45,664,074
LIABILITIES, LESS OTHER ASSETS - (0.3%)					(136,731)

NET ASSETS - 100%					$45,527,343

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGC (Assured Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2015, there is no rating available (unaudited).

4Rate shown is the current yield as of June 30, 2015. Rate is less than 0.01%.

The accompanying notes are an integral part of the financial statements.

8

Ohio Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $45,517,034) (Note 2)	$45,664,074
Interest receivable	237,343
Receivable for fund shares sold	6,858
Prepaid expenses	79

TOTAL ASSETS	45,908,354

LIABILITIES:

Accrued management fees (Note 3)	20,010
Accrued fund accounting and administration fees (Note 3)	11,427
Accrued transfer agent fees (Note 3)	994
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for securities purchased	314,339
Payable for fund shares repurchased	18,037
Other payables and accrued expenses	15,822

TOTAL LIABILITIES	381,011

TOTAL NET ASSETS	$45,527,343

NET ASSETS CONSIST OF:

Capital stock	$43,154
Additional paid-in-capital	45,361,262
Undistributed net investment income	54,080
Accumulated net realized loss on investments	(78,193)
Net unrealized appreciation (depreciation) on investments	147,040

TOTAL NET ASSETS	$45,527,343

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($45,527,343/4,315,441 shares)	$10.55

The accompanying notes are an integral part of the financial statements.

9

Ohio Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$295,389
Dividends	237

Total Investment Income	295,626

EXPENSES:

Management fees (Note 3)	113,462
Fund accounting and administration fees (Note 3)	28,413
Chief Compliance Officer service fees (Note 3)	1,224
Transfer agent fees (Note 3)	1,041
Directors’ fees (Note 3)	454
Audit fees	14,096
Custodian fees	1,051
Miscellaneous	7,372

Total Expenses	167,113

NET INVESTMENT INCOME	128,513

REALIZED AND UNREALIZED LOSS ON INVESTMENTS:

Net realized loss on investments	(46,701)
Net change in unrealized appreciation (depreciation) on investments	(56,092)

NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(102,793)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$25,720

The accompanying notes are an integral part of the financial statements.

10

Ohio Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$128,513	$275,269
Net realized gain (loss) on investments	(46,701)	117,853
Net change in unrealized appreciation (depreciation) on investments	(56,092)	138,436

Net increase from operations	25,720	531,558

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(130,676)	(241,046)
From net realized gain on investments	—	(179,131)

Total distributions to shareholders	(130,676)	(420,177)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,036,552	4,291,335

Net increase in net assets	931,596	4,402,716

NET ASSETS:

Beginning of period	44,595,747	40,193,031

End of period (including undistributed net investment income of $54,080 and $56,243, respectively)	$45,527,343	$44,595,747

The accompanying notes are an integral part of the financial statements.

11

Ohio Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/15 (UNAUDITED)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.57	$10.54	$10.93	$10.77	$10.30	$10.62

Income (loss) from investment operations:
Net investment income[1]	0.03	0.07	0.14	0.16	0.26	0.35
Net realized and unrealized gain (loss) on investments	(0.02)	0.06	(0.31)	0.17	0.62	(0.33)

Total from investment operations	0.01	0.13	(0.17)	0.33	0.88	0.02

Less distributions to shareholders:
From net investment income	(0.03)	(0.06)	(0.14)	(0.17)	(0.25)	(0.34)
From net realized gain on investments	—	(0.04)	(0.08)	— [2]	(0.16)	—

Total distributions to shareholders	(0.03)	(0.10)	(0.22)	(0.17)	(0.41)	(0.34)

Net asset value - End of period	$10.55	$10.57	$10.54	$10.93	$10.77	$10.30

Net assets - End of period (000’s omitted)	$45,527	$44,596	$40,193	$38,749	$37,676	$34,370

Total return[3]	0.09%	1.27%	(1.59% )	3.09%	8.65%	0.14%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.74% [4]	0.72%	0.78%	0.76%	0.80%	0.85%
Net investment income	0.57% [4]	0.65%	1.34%	1.45%	2.41%	3.25%
Portfolio turnover	20%	41%	27%	9%	60%	0% [5]

*For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	N/A	0.00% [6]

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 1%.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

Ohio Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Ohio Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and Ohio State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as Ohio Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

13

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$44,519,077	$—	$44,519,077	$—
Mutual fund	1,144,997	1,144,997	—	—

Total assets	$45,664,074	$1,144,997	$44,519,077	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

14

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

15

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $11,251,595 and $8,858,883, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Ohio Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	269,023	$2,855,740	785,090	$8,344,570
Reinvested	12,167	128,295	39,016	414,025
Repurchased	(184,099)	(1,947,483)	(420,466)	(4,467,260)

Total	97,091	$1,036,552	403,640	$4,291,335

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of Ohio and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of Ohio municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

16

Ohio Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014, were as follows::

Ordinary income	$2,669
Tax exempt income	238,385
Long-term capital gains	179,123

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$45,517,034
Unrealized appreciation	235,020
Unrealized depreciation	(87,980)

Net unrealized appreciation	$147,040

17

Ohio Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNOTE-6/15-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

DIVERSIFIED TAX EXEMPT SERIES

Diversified Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15
Actual	$1,000.00	$1,001.80	$2.78

Hypothetical (5% return before expenses)	$1,000.00	$1,022.02	$2.81

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.56%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Diversified Tax Exempt Series

Portfolio Composition as of June 30, 2015

(unaudited)

Top Ten States[2]
Florida	8.5%	Ohio	5.6%
Washington	7.7%	North Carolina	4.6%
Texas	6.9%	Georgia	3.6%
New York	6.9%	Nebraska	3.5%
Pennsylvania	6.8%	Tennessee	3.5%

[2] As a percentage of total investments.

2

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS - 97.3%

ALASKA - 0.1%

Alaska Municipal Bond Bank Authority, Series 2, Revenue Bond	5.000%	9/1/2022	Aa2	$500,000	$583,125

ARIZONA - 3.3%

Arizona Health Facilities Authority, Banner Health, Series A, Revenue Bond	5.000%	1/1/2019	AA2	795,000	844,282
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	1,050,000	1,242,276
Mesa, Multiple Utility Impt., Revenue Bond	5.000%	7/1/2024	Aa2	1,200,000	1,430,388
Pima County Sewer System, Series A, Revenue Bond	5.000%	7/1/2019	AA2	1,000,000	1,145,120
Pima County Sewer System, Series B, Revenue Bond	5.000%	7/1/2020	AA2	1,400,000	1,630,930
Salt River Project Agricultural Impt. & Power District, Series A, Revenue Bond	5.000%	12/1/2018	Aa1	1,340,000	1,514,401
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	4.000%	1/1/2018	Aa1	1,715,000	1,845,837
Salt River Project Agricultural Impt. & Power District, Series B, Revenue Bond	5.000%	12/1/2020	Aa1	400,000	470,056
Tucson Water System, Revenue Bond, NATL	4.000%	7/1/2016	Aa2	1,000,000	1,036,510
Tucson Water System, Series A, Revenue Bond	5.000%	7/1/2018	Aa2	1,400,000	1,565,690
Yavapai County Industrial Development Authority, Northern Arizona Healthcare System, Revenue Bond	5.000%	10/1/2020	AA2	460,000	531,824

					13,257,314

COLORADO - 1.9%

Boulder Water & Sewer, Revenue Bond	5.000%	12/1/2019	Aa1	1,500,000	1,735,140
Colorado Springs Utilities System, Series C-1, Revenue Bond	5.000%	11/15/2019	Aa2	2,435,000	2,818,902
Denver Wastewater Management Division Department of Public Works, Revenue Bond	4.000%	11/1/2020	Aa2	1,500,000	1,691,280
Platte River Power Authority, Series GG, Revenue Bond, AGM	5.000%	6/1/2018	Aa2	1,210,000	1,348,037

					7,593,359

CONNECTICUT - 0.1%

Connecticut Municipal Electric Energy Cooperative, Series A, Revenue Bond	4.000%	1/1/2017	Aa3	420,000	440,878

The accompanying notes are an integral part of the financial statements.

3

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

DELAWARE - 0.9%

Delaware River & Bay Authority, Series C, Revenue Bond	5.000%	1/1/2019	A1	$2,000,000	$2,250,400
New Castle County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	4.250%	7/15/2026	Aaa	1,265,000	1,267,113

					3,517,513

DISTRICT OF COLUMBIA - 0.3%

District of Columbia Water & Sewer Authority, Series C, Revenue Bond	5.000%	10/1/2022	Aa3	1,000,000	1,190,600

FLORIDA - 8.4%

Cape Coral, Water Utility Impt., Special Assessment, NATL	4.500%	7/1/2021	A2	1,780,000	1,845,771
Charlotte County Utility System Revenue, Revenue Bond, AGM	4.100%	10/1/2021	Aa3	900,000	936,810
Daytona Beach Utility System, Water Utility Impt., Revenue Bond, AGM	5.000%	11/1/2019	A2	1,010,000	1,155,076
Florida Municipal Power Agency, St. Lucie Project, Series A, Revenue Bond	5.000%	10/1/2018	A2	1,065,000	1,189,168
Florida Municipal Power Agency, Stanton II Project, Swap Termination, Series A, Revenue Bond	4.000%	10/1/2017	A1	635,000	677,024
Florida’s Turnpike Enterprise, Series A, Revenue Bond	5.000%	7/1/2017	Aa3	1,000,000	1,085,160
Florida’s Turnpike Enterprise, Series C, Revenue Bond	5.000%	7/1/2019	Aa3	920,000	1,052,738
Fort Lauderdale, Water & Sewer, Revenue Bond	5.000%	9/1/2020	Aa1	1,545,000	1,803,170
Fort Myers Utility System, Utility Impt., Revenue Bond	5.000%	10/1/2019	Aa3	785,000	902,303
JEA Electric System, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	2,000,000	2,292,620
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2015	Aa3	1,000,000	1,012,190
JEA Electric System, Swap Termination, Series B, Revenue Bond	5.000%	10/1/2019	Aa3	1,500,000	1,719,465
Miami-Dade County Expressway Authority, Swap Termination, Series A, Revenue Bond, AGM	4.000%	7/1/2018	A2	1,000,000	1,079,260
Miami-Dade County, Transit System Sales Surtax, Transit Impt., Series A, Revenue Bond, AGC	4.000%	7/1/2017	A1	1,465,000	1,558,555
Miami-Dade County, Water & Sewer System, Revenue Bond	5.000%	10/1/2023	Aa3	2,000,000	2,353,960
Miami-Dade County, Water & Sewer System, Series B, Revenue Bond, AGM	5.250%	10/1/2019	Aa3	500,000	579,865
Miami-Dade County, Water & Sewer System, Series C, Revenue Bond, BHAC	5.000%	10/1/2015	Aa1	700,000	708,351
The accompanying notes are an integral part of the financial statements.

4

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

FLORIDA (continued)

Okaloosa County, Water & Sewer, Revenue Bond	5.000%	7/1/2023	Aa3	$2,065,000	$2,438,207
Orlando Utilities Commission, Revenue Bond	5.000%	10/1/2019	Aa2	740,000	783,512
Orlando Utilities Commission, Series A, Revenue Bond	4.000%	10/1/2017	Aa2	400,000	428,604
Orlando Utilities Commission, Series C, Revenue Bond	5.000%	10/1/2016	Aa2	1,000,000	1,057,150
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2018	A2	675,000	752,544
Orlando-Orange County Expressway Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	571,090
Orlando-Orange County Expressway Authority, Swap Termination, Series B, Revenue Bond	5.000%	7/1/2020	A2	1,165,000	1,352,285
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2017	A1	1,730,000	1,881,859
Port St. Lucie Utility System, Revenue Bond, AGC	5.000%	9/1/2018	A1	400,000	447,116
Port St. Lucie Utility System, Water Utility Impt., Revenue Bond, NATL	5.250%	9/1/2023	A1	500,000	588,080
South Miami Health Facilities Authority, Baptist Health South Florida Group, Revenue Bond	5.000%	8/15/2018	Aa2	500,000	543,395
Tampa, BayCare Health System, Revenue Bond	5.000%	11/15/2018	Aa2	500,000	559,830

					33,355,158

GEORGIA - 3.6%

Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	Aa3	1,000,000	1,095,430
Atlanta, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2019	Aa3	1,160,000	1,335,752
Augusta Water & Sewerage, Revenue Bond, AGM	5.000%	10/1/2016	Aa3	1,050,000	1,109,461
DeKalb County, Water & Sewerage, Revenue Bond	5.000%	10/1/2019	Aa3	500,000	573,825
DeKalb County, Water & Sewerage, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	1,585,000	1,777,879
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2017	Aa3	1,000,000	1,065,410
Fulton County Water & Sewerage, Revenue Bond	5.000%	1/1/2019	Aa3	1,200,000	1,357,284
Madison, Water & Sewer, Prerefunded Balance, Revenue Bond, AMBAC	4.625%	7/1/2030	WR3	1,000,000	1,021,810
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	2,250,000	2,551,703
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.250%	1/1/2019	A2	500,000	567,045
Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2019	A1	485,000	557,158

The accompanying notes are an integral part of the financial statements.

5

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

GEORGIA (continued)

Municipal Electric Authority of Georgia, Series A, Revenue Bond	5.000%	11/1/2020	A1	$1,000,000	$1,165,760

					14,178,517

HAWAII - 1.0%

Honolulu County Wastewater System, Sewer Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3	1,000,000	1,135,120
Honolulu County Wastewater System, Sewer Impt., Series B, Revenue Bond	5.000%	7/1/2020	Aa2	2,320,000	2,720,989

					3,856,109

ILLINOIS - 3.2%

Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2022	AA2	500,000	516,540
Aurora, Waterworks & Sewerage, Series B, Revenue Bond	3.000%	12/1/2023	AA2	625,000	639,931
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2018	Aa2	750,000	811,080
Central Lake County Joint Action Water Agency, Revenue Bond	4.000%	5/1/2019	Aa2	760,000	835,947
Central Lake County Joint Action Water Agency, Series A, Revenue Bond	2.000%	5/1/2017	Aa2	575,000	585,298
Chicago Waterworks, Water Utility Impt., Revenue Bond	3.000%	11/1/2016	Baa2	875,000	891,266
Chicago Waterworks, Water Utility Impt., Revenue Bond	5.000%	11/1/2017	Baa2	600,000	639,528
Du Page & Will Counties Community School District No. 204 Indian Prairie, Series A, G.O. Bond	5.000%	12/30/2018	Aa1	820,000	926,206
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2018	A1	500,000	548,985
Illinois Municipal Electric Agency, Series A, Revenue Bond	5.000%	2/1/2025	A1	2,000,000	2,340,700
Illinois State Toll Highway Authority, Series A, Revenue Bond	5.000%	12/1/2019	Aa3	1,000,000	1,146,710
Illinois State, Public Impt., G.O. Bond	4.000%	7/1/2016	A3	2,000,000	2,053,220
Sangamon & Morgan Counties Community Unit School District No. 16 New Berlin, School Impt., G.O. Bond, NATL	5.500%	2/1/2019	A3	725,000	820,562

					12,755,973

The accompanying notes are an integral part of the financial statements.

6

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

INDIANA - 2.8%

Avon Community School Building Corp., Revenue Bond, AMBAC	4.250%	7/15/2018	AA2	$1,450,000	$1,540,495
Fort Wayne Waterworks, Water Utility Impt., Revenue Bond	2.000%	12/1/2020	Aa3	745,000	755,609
Indiana Finance Authority, Beacon Health System, Series A, Revenue Bond	5.000%	8/15/2017	AA2	500,000	543,360
Indiana Municipal Power Agency, Series A, Revenue Bond	5.000%	1/1/2019	A1	2,540,000	2,857,068
Indiana Municipal Power Agency, Series A, Revenue Bond	4.000%	1/1/2020	A1	750,000	827,557
Lafayette, Sewage Works, Revenue Bond	4.000%	7/1/2017	AA2	500,000	531,930
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	1/1/2017	AA2	470,000	486,417
Lafayette, Sewage Works, Sewer Impt., Revenue Bond	3.000%	7/1/2018	AA2	475,000	501,006
Shelbyville Central Renovation School Building Corp., Prerefunded Balance, School Impt., Revenue Bond, NATL	5.000%	7/15/2018	A3	3,000,000	3,005,880

					11,049,322

IOWA - 0.6%

Cedar Falls, Electric Utility, Revenue Bond	5.000%	12/1/2023	Aa2	2,000,000	2,389,180

KANSAS - 3.2%

Kansas Development Finance Authority, Series D, Revenue Bond	5.000%	11/15/2020	Aa2	500,000	572,260
Kansas Turnpike Authority, Series A, Revenue Bond	5.000%	9/1/2019	AA2	2,965,000	3,402,634
Topeka Combined Utility, Series A, Revenue Bond	4.000%	8/1/2019	Aa3	845,000	930,227
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2017	AA2	2,000,000	2,185,700
Wichita, Water & Sewer Utility, Series A, Revenue Bond	5.000%	10/1/2018	AA2	1,000,000	1,123,910
Wichita, Water & Sewer Utility, Series B, Revenue Bond	5.000%	10/1/2019	AA2	2,000,000	2,297,520
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	4.000%	9/1/2018	A3	450,000	487,201
Wyandotte County-Kansas City Unified Government Utility System, Water Utility Impt., Series A, Revenue Bond	5.000%	9/1/2020	A3	1,495,000	1,729,267

					12,728,719

The accompanying notes are an integral part of the financial statements.

7

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

KENTUCKY - 0.1%

Kentucky Turnpike Authority, Series A, Revenue Bond	5.000%	7/1/2019	Aa2	$500,000	$570,250

LOUISIANA - 1.3%

Lafayette Utilities, Sewer Impt., Revenue Bond	4.000%	11/1/2018	A1	1,135,000	1,236,900
Lafayette Utilities, Water & Sewer Impt., Revenue Bond	5.000%	11/1/2019	A1	990,000	1,136,391
New Orleans, Water Utility Impt., Revenue Bond	5.000%	12/1/2020	BBB[2]	1,700,000	1,947,333
St. Charles Parish Waterworks & Wastewater District No. 1, Revenue Bond	2.000%	7/1/2017	A2	750,000	765,735

					5,086,359

MAINE - 0.6%

Maine Municipal Bond Bank, Various Purposes Impt., Series E, Revenue Bond	4.000%	11/1/2021	Aa2	570,000	638,582
Maine Turnpike Authority, Revenue Bond	5.000%	7/1/2017	Aa3	1,500,000	1,627,740

					2,266,322

MARYLAND - 0.6%

Baltimore, Water Utility Impt., Series A, Revenue Bond	4.000%	7/1/2018	Aa3	500,000	542,715
Maryland Health & Higher Educational Facilities Authority, Revenue Bond	5.000%	7/1/2019	A2	500,000	563,175
Maryland State, Public Impt., Series A, G.O. Bond	5.250%	3/1/2017	Aaa	1,000,000	1,077,600

					2,183,490

MASSACHUSETTS - 1.6%

Commonwealth of Massachusetts, Public Impt., Series D-2, G.O. Bond[4]	0.340%	8/1/2043	Aa1	1,225,000	1,218,397
Commonwealth of Massachusetts, Public Impt., Series E, G.O. Bond	5.000%	12/1/2016	Aa1	500,000	532,085
Lynn Water & Sewer Commission, Revenue Bond	5.000%	6/1/2017	A1	1,500,000	1,621,845
Massachusetts Health & Educational Facilities Authority, Series G, Revenue Bond	5.000%	7/1/2018	Aa3	600,000	649,680
Massachusetts Municipal Wholesale Electric Co., Project No. 3, Revenue Bond	5.000%	7/1/2016	A3	1,000,000	1,045,370
Massachusetts Municipal Wholesale Electric Co., Project No. 5, Series A, Revenue Bond	5.000%	7/1/2015	A2	500,000	500,065
Massachusetts Municipal Wholesale Electric Co., Project No. 6, Revenue Bond	5.000%	7/1/2017	A3	590,000	638,887

					6,206,329

The accompanying notes are an integral part of the financial statements.

8

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

MICHIGAN - 1.2%

Ann Arbor Sewage Disposal System, Revenue Bond	3.000%	7/1/2020	AA2	$1,000,000	$1,074,050
Bay City School District, G.O. Bond	3.000%	11/1/2016	AA2	500,000	514,780
Emmet County, Public Impt., G.O. Bond	2.250%	5/1/2018	Aa3	910,000	935,799
Grand Rapids, Water Supply System, Revenue Bond	5.000%	1/1/2018	Aa2	550,000	604,961
Walled Lake Consolidated School District, G.O. Bond	5.000%	5/1/2019	Aa2	1,000,000	1,126,800
West Ottawa Public Schools, Series I, G.O. Bond	5.000%	5/1/2019	Aa2	400,000	450,720

					4,707,110

MINNESOTA - 0.7%

Minnesota Agricultural & Economic Development Board, Series C-1, Revenue Bond, AGC	5.000%	2/15/2016	AA2	540,000	554,429
Minnesota Municipal Power Agency, Series A, Revenue Bond	5.000%	10/1/2018	A2	2,130,000	2,382,682
Western Minnesota Municipal Power Agency, Prerefunded Balance, Revenue Bond	6.625%	1/1/2016	Aaa	35,000	36,115

					2,973,226

MISSISSIPPI - 0.2%

Mississippi Hospital Equipment & Facilities Authority, Series 1, Revenue Bond	5.000%	10/1/2017	Aa3	750,000	815,325

MISSOURI - 2.2%

Kansas City, Sanitary Sewer System, Revenue Bond	4.000%	1/1/2017	Aa2	2,155,000	2,264,108
Kansas City, Sanitary Sewer System, Series A, Revenue Bond	2.000%	1/1/2018	Aa2	2,425,000	2,489,044
Missouri Housing Development Commission, Series A, Revenue Bond	1.600%	11/1/2019	AA2	300,000	301,479
Missouri Joint Municipal Electric Utility Commission, Prerefunded Balance, Series A, Revenue Bond, AMBAC	5.000%	1/1/2021	A2	1,535,000	1,634,929
Missouri Joint Municipal Electric Utility Commission, Revenue Bond	5.000%	1/1/2018	A3	500,000	548,140
Missouri Joint Municipal Electric Utility Commission, Series A, Revenue Bond	4.000%	1/1/2018	A2	750,000	804,127
Missouri State Health & Educational Facilities Authority, Revenue Bond	5.000%	1/1/2020	Aa2	725,000	830,321

					8,872,148

The accompanying notes are an integral part of the financial statements.

9

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEBRASKA - 3.5%

Lincoln Electric System, Revenue Bond	5.000%	9/1/2021	AA2	$2,000,000	$2,366,920
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2	630,000	695,444
Municipal Energy Agency of Nebraska, Series A, Revenue Bond	5.000%	4/1/2018	A2	500,000	551,940
Nebraska Public Power District, Prerefunded Balance, Series B, Revenue Bond	5.000%	1/1/2019	A1	600,000	659,646
Nebraska Public Power District, Revenue Bond	5.000%	1/1/2019	A1	1,000,000	1,128,500
Nebraska Public Power District, Series A, Revenue Bond	5.000%	1/1/2019	A1	500,000	564,250
Nebraska Public Power District, Series B, Revenue Bond	3.000%	1/1/2016	A1	905,000	917,453
Nebraska Public Power District, Series B, Revenue Bond	5.000%	1/1/2020	A1	1,000,000	1,150,430
Nebraska Public Power District, Series C, Revenue Bond	5.000%	1/1/2018	A1	2,160,000	2,375,849
Omaha Public Power District, Series A, Revenue Bond	4.000%	2/1/2018	A1	1,120,000	1,205,098
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2018	Aa2	675,000	745,085
Omaha Public Power District, Series C, Revenue Bond	5.000%	2/1/2019	Aa2	1,265,000	1,434,396

					13,795,011

NEW HAMPSHIRE - 0.7%

New Hampshire State Turnpike System, Series B, Revenue Bond	5.000%	2/1/2020	A1	2,575,000	2,963,233

NEW JERSEY - 1.4%

Hudson County, G.O. Bond	2.000%	12/1/2017	AA2	1,000,000	1,025,330
New Jersey Health Care Facilities Financing Authority, Kennedy Health System, Revenue Bond	2.000%	7/1/2018	A3	455,000	464,214
New Jersey State Turnpike Authority, Series A, Revenue Bond	3.000%	1/1/2016	A3	1,100,000	1,114,630
New Jersey State Turnpike Authority, Series B, Revenue Bond	5.000%	1/1/2019	A3	1,625,000	1,826,061
New Jersey State Turnpike Authority, Series H, Revenue Bond	5.000%	1/1/2020	A3	915,000	1,021,222

					5,451,457

The accompanying notes are an integral part of the financial statements.

10

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NEW MEXICO - 1.2%

Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2022	Aa2	$1,250,000	$1,488,087
Albuquerque Bernalillo County Water Utility Authority, Water Utility Impt., Revenue Bond	5.000%	7/1/2023	Aa2	2,000,000	2,402,420
Las Cruces, Multiple Utility Impt., Revenue Bond	2.000%	6/1/2018	Aa2	875,000	899,255

					4,789,762

NEW YORK - 6.8%

Metropolitan Transportation Authority, Series F, Revenue Bond	5.000%	11/15/2018	A1	725,000	815,016
Metropolitan Transportation Authority, Transit Impt., Series F, Revenue Bond	5.000%	11/15/2017	A1	1,145,000	1,255,412
Metropolitan Transportation Authority, Transit Impt., Series F, Revenue Bond	5.000%	11/15/2019	A1	1,315,000	1,511,277
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[4]	0.430%	11/15/2044	A1	1,600,000	1,591,264
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	1,000,000	1,130,170
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries F-1, Revenue Bond	5.000%	5/1/2019	Aa1	2,565,000	2,916,918
New York City, Public Impt., Series F-1, G.O. Bond	5.000%	6/1/2024	Aa2	2,880,000	3,446,035
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,000,000	2,385,100
New York State Dormitory Authority, Series 1, Revenue Bond	4.000%	7/1/2020	Aa3	420,000	466,255
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2019	AA2	2,135,000	2,393,613
New York State Thruway Authority, Highway Impt., Series H, Revenue Bond, NATL	5.000%	1/1/2017	A2	600,000	638,502
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	1,000,000	1,086,430
New York State Urban Development Corp., Highway Impt., Series C, Revenue Bond	5.000%	3/15/2024	Aa1	765,000	909,027
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	4.000%	11/15/2018	Aa3	500,000	548,085
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3	575,000	630,804
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2019	Aa3	725,000	806,671
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2020	Aa3	920,000	1,081,386
Triborough Bridge & Tunnel Authority, Subseries A, Revenue Bond	5.000%	11/15/2023	A1	2,805,000	3,314,949

					26,926,914

The accompanying notes are an integral part of the financial statements.

11

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

NORTH CAROLINA - 4.6%

Cape Fear Public Utility Authority, Sewer Impt., Revenue Bond	5.000%	8/1/2019	Aa2	$1,240,000	$1,379,550
Charlotte, Water & Sewer System, Revenue Bond	5.000%	12/1/2020	Aaa	1,400,000	1,651,300
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	5.000%	1/15/2017	Aa3	415,000	442,647
The Charlotte-Mecklenburg Hospital Authority, Series A, Revenue Bond	3.000%	1/15/2018	Aa3	500,000	523,085
Mecklenburg County, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	2/1/2018	Aaa	5,855,000	6,257,941
North Carolina Eastern Municipal Power Agency, Series A, Revenue Bond, AGC	5.250%	1/1/2019	A3	1,265,000	1,390,943
North Carolina Medical Care Commission, Moses Cone Health System, Revenue Bond	5.000%	10/1/2020	AA2	580,000	660,742
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.250%	1/1/2017	A2	2,000,000	2,136,740
North Carolina Municipal Power Agency No. 1, Series A, Revenue Bond	5.000%	1/1/2020	A2	400,000	458,296
North Carolina State, Series B, G.O. Bond	5.000%	6/1/2017	Aaa	3,000,000	3,249,210

					18,150,454

NORTH DAKOTA - 0.3%

Fargo, Health System, Revenue Bond	5.500%	11/1/2016	A1	450,000	478,854
North Dakota Public Finance Authority, Series A, Revenue Bond	4.000%	6/1/2018	AA2	800,000	864,424

					1,343,278

OHIO - 5.5%

American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2018	A1	425,000	467,797
American Municipal Power, Inc., Fremont Energy Center Project, Series B, Revenue Bond	5.000%	2/15/2023	A1	1,895,000	2,207,088
American Municipal Power, Inc., Prairie State Energy Campus Project, Prerefunded Balance, Revenue Bond	5.000%	2/15/2016	WR3	820,000	843,903
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.000%	2/15/2016	A1	330,000	339,514
American Municipal Power, Inc., Prairie State Energy Campus Project, Unrefunded Balance, Revenue Bond	5.250%	2/15/2023	A1	25,000	27,569
Franklin County, Ohio Health Corp., Revenue Bond	5.000%	5/15/2018	Aa2	640,000	709,114

The accompanying notes are an integral part of the financial statements.

12

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

OHIO (continued)

Northeast Ohio Regional Sewer District, Sewer Impt., Prerefunded Balance, Revenue Bond, NATL	5.000%	11/15/2018	Aa1	$1,000,000	$1,079,780
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2018	Aa3	1,000,000	1,118,440
Ohio State Turnpike Commission, Series A, Revenue Bond, NATL	5.500%	2/15/2019	Aa3	3,735,000	4,305,895
Ohio State, Highway Impt., Revenue Bond	4.000%	12/15/2017	Aa2	1,000,000	1,076,340
Ohio State, School Impt., Series B, G.O. Bond	5.000%	6/15/2024	Aa1	4,200,000	4,955,412
Toledo Water System, Revenue Bond	3.000%	11/15/2017	Aa3	1,000,000	1,048,570
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2018	Aa3	1,175,000	1,322,662
Toledo Water System, Water Utility Impt., Revenue Bond	5.000%	11/15/2019	Aa3	1,010,000	1,163,076
Toledo Water System, Water Utility Impt., Series A, Revenue Bond	5.000%	11/15/2022	Aa3	610,000	705,813
Toledo, Capital Impt., G.O. Bond	5.000%	12/1/2020	A2	610,000	701,695

					22,072,668

OKLAHOMA - 1.9%

Oklahoma City Water Utilities Trust, Series B, Revenue Bond	5.000%	7/1/2017	Aa1	655,000	710,230
Oklahoma Development Finance Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	8/15/2018	Aa3	500,000	560,235
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2017	Aa3	855,000	911,327
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2020	Aa3	2,750,000	3,179,248
Oklahoma Turnpike Authority, Series A, Revenue Bond	5.000%	1/1/2022	Aa3	2,000,000	2,319,080

					7,680,120

OREGON - 1.0%

Medford Hospital Facilities Authority, Asante Health System, Revenue Bond, AGM	5.000%	8/15/2019	AA2	440,000	497,134
Oregon State Housing & Community Services Department, Series A, Revenue Bond	1.950%	7/1/2020	Aa2	230,000	233,303
Portland Sewer System, Series A, Revenue Bond	5.000%	8/1/2019	Aa3	1,285,000	1,476,439
Portland Water System, Water Utility Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	4.500%	10/1/2031	Aa1	550,000	577,577

The accompanying notes are an integral part of the financial statements.

13

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

OREGON (continued)

Washington County Clean Water Services, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2021	Aa2	$1,015,000	$1,201,953

					3,986,406

PENNSYLVANIA - 6.7%

Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Revenue Bond	5.000%	8/15/2019	Aa3	640,000	728,787
Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Revenue Bond	5.000%	5/15/2018	Aa3	500,000	553,170
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	6/1/2018	A1	1,465,000	1,626,238
Allegheny County Sanitary Authority, Revenue Bond, AGM	5.000%	12/1/2019	A1	1,500,000	1,724,115
Central Bradford Progress Authority, Guthrie Healthcare System, Revenue Bond	5.250%	12/1/2018	AA2	600,000	676,284
Lancaster County Hospital Authority, Lancaster General, Revenue Bond	4.000%	7/1/2017	Aa3	460,000	487,674
North Wales Water Authority, Series A, Revenue Bond	5.000%	11/1/2020	AA2	1,000,000	1,160,220
Pennsylvania Turnpike Commission, Highway Impt., Series A-1, Revenue Bond	5.000%	12/1/2023	A1	1,200,000	1,407,480
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2018	Aa3	615,000	688,615
Pennsylvania Turnpike Commission, Series A, Revenue Bond, AGM	5.250%	7/15/2019	Aa3	1,050,000	1,205,285
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2017	A1	2,440,000	2,675,045
Pennsylvania Turnpike Commission, Series B, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,140,830
Pennsylvania Turnpike Commission, Subseries B, Revenue Bond	5.000%	6/1/2017	A3	1,000,000	1,077,840
Philadelphia, Water & Wastewater, Prerefunded Balance, Revenue Bond, NATL	5.600%	8/1/2018	AA2	20,000	22,348
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	1/1/2018	A1	385,000	423,073
Philadelphia, Water & Wastewater, Series A, Revenue Bond	5.000%	7/1/2018	A1	500,000	556,815
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2017	A1	750,000	821,025
Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2018	A1	1,370,000	1,539,058

The accompanying notes are an integral part of the financial statements.

14

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

PENNSYLVANIA (continued)

Philadelphia, Water & Wastewater, Series B, Revenue Bond	5.000%	11/1/2022	A1	$1,115,000	$1,289,486
Philadelphia, Water & Wastewater, Series C, Revenue Bond, AGM	5.000%	8/1/2017	A1	1,000,000	1,086,740
Philadelphia, Water & Wastewater, Swap Termination, Series A, Revenue Bond, AGM	5.000%	6/15/2019	A1	1,000,000	1,140,510
Pittsburgh Water & Sewer Authority, Series B, Revenue Bond, AGM	5.000%	9/1/2019	A2	1,000,000	1,146,430
Pittsburgh Water & Sewer Authority, Swap Termination, Series A, Revenue Bond, AGM	5.000%	9/1/2018	A2	1,325,000	1,483,709
Pittsburgh, Series B, G.O. Bond	5.000%	9/1/2018	A1	1,000,000	1,116,250
Southcentral General Authority, Wellspan Health Obligated Group, Prerefunded Balance, Revenue Bond	5.625%	6/1/2018	WR3	465,000	525,906
Southcentral General Authority, Wellspan Health Obligated Group, Unrefunded Balance, Revenue Bond	5.625%	6/1/2018	Aa3	190,000	212,794

					26,515,727

RHODE ISLAND - 0.3%

Rhode Island Clean Water Finance Agency, Series A, Revenue Bond, NATL	5.000%	10/1/2035	A3	1,000,000	1,000,880

SOUTH CAROLINA - 3.2%

Charleston, Waterworks & Sewer System, Revenue Bond	5.000%	1/1/2022	Aaa	530,000	622,421
Piedmont Municipal Power Agency, Revenue Bond, AGC	5.000%	1/1/2018	A3	1,690,000	1,853,153
Piedmont Municipal Power Agency, Revenue Bond, NATL	6.250%	1/1/2021	A3	1,000,000	1,218,520
South Carolina State Public Service Authority, Prerefunded Balance, Series A, Revenue Bond, AMBAC	4.250%	1/1/2017	A1	1,550,000	1,634,506
South Carolina State Public Service Authority, Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	1/1/2019	A1	85,000	95,860
South Carolina State Public Service Authority, Series A, Revenue Bond	5.000%	12/1/2019	A1	2,500,000	2,873,700
South Carolina State Public Service Authority, Series C, Revenue Bond	5.000%	12/1/2020	A1	1,000,000	1,166,090
South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond	5.000%	10/1/2018	A1	685,000	768,358

The accompanying notes are an integral part of the financial statements.

15

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

SOUTH CAROLINA (continued)

South Carolina Transportation Infrastructure Bank, Series A, Revenue Bond, AMBAC	5.250%	10/1/2018	A1	$700,000	$790,755
Spartanburg County School District No. 7, School Impt., Prerefunded Balance, G.O. Bond	5.000%	3/1/2018	Aa1	1,400,000	1,501,136

					12,524,499

TENNESSEE - 3.4%

Clarksville City Water, Sewer & Gas, Revenue Bond	5.000%	2/1/2019	Aa3	2,740,000	3,097,789
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2023	Aa2	800,000	947,512
Knoxville Electric System Revenue, Series FF, Revenue Bond	5.000%	7/1/2025	Aa2	705,000	820,789
Knoxville Wastewater System, Series A, Revenue Bond	4.000%	4/1/2020	Aa2	685,000	764,768
Knoxville Wastewater System, Sewer Impt., Series B, Revenue Bond	4.000%	4/1/2024	Aa2	400,000	434,724
Madison Suburban Utility District, Revenue Bond, AGM	5.000%	2/1/2019	A1	655,000	738,768
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	2,000,000	2,258,140
Memphis Electric System, Revenue Bond	5.000%	12/1/2018	Aa2	1,000,000	1,129,070
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond	5.000%	7/1/2016	Aa3	750,000	784,260
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	4.000%	1/1/2018	Aa2	445,000	479,065
Metropolitan Government of Nashville & Davidson County, Series A, Revenue Bond, AGM	5.250%	1/1/2019	Aa2	1,505,000	1,716,799
Metropolitan Government of Nashville & Davidson County, Series B, Revenue Bond	5.000%	5/15/2016	AA2	400,000	416,436

					13,588,120

TEXAS - 6.8%

Austin Electric Utility, Revenue Bond	5.000%	11/15/2020	A1	1,600,000	1,858,288
Austin Electric Utility, Series A, Revenue Bond	5.000%	11/15/2022	A1	500,000	588,030
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.500%	11/15/2016	A1	1,000,000	1,068,070
Austin Electric Utility, Series A, Revenue Bond, AMBAC	5.000%	11/15/2016	A1	600,000	636,738
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2018	A1	1,000,000	1,110,040
Corpus Christi Utility System, Multiple Utility Impt., Revenue Bond	5.000%	7/15/2019	A1	2,400,000	2,725,488
Fort Worth Water & Sewer System, Revenue Bond	5.000%	2/15/2020	Aa1	550,000	637,373

The accompanying notes are an integral part of the financial statements.

16

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

TEXAS (continued)

Harris County Cultural Education Facilities Finance Corp., Revenue Bond	4.000%	12/1/2019	A1	$500,000	$548,975
Houston Combined Utility System, Series S, Revenue Bond[4]	0.940%	5/15/2034	AA2	1,000,000	998,680
Irving Waterworks & Sewer System, Water Utility Impt., Revenue Bond	4.000%	8/15/2018	Aa1	1,110,000	1,210,055
Metropolitan Transit Authority of Harris County, Transit Impt., Revenue Bond	5.000%	11/1/2019	Aa2	845,000	973,922
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.250%	9/1/2020	Aa2	2,000,000	2,374,180
North Texas Municipal Water District, Water Utility Impt., Revenue Bond	5.000%	9/1/2023	Aa2	2,535,000	3,048,287
San Antonio Public Service Board, Revenue Bond	5.000%	2/1/2022	Aa1	2,000,000	2,364,740
San Antonio Water System, Revenue Bond	5.000%	5/15/2020	Aa1	1,000,000	1,164,370
Tarrant Regional Water District, Revenue Bond	5.000%	3/1/2017	AAA[2]	900,000	965,115
Texas State, Highway Impt., Series B, G.O. Bond	5.000%	4/1/2017	Aaa	1,575,000	1,694,921
Trinity River Authority Central Regional Wastewater System Revenue, Revenue Bond	5.000%	8/1/2024	AAA[2]	2,200,000	2,622,840
Trinity River Authority LLC, Tarrant County Water Project, Revenue Bond	5.000%	2/1/2019	AA2	500,000	564,540

					27,154,652

UTAH - 1.2%

Intermountain Power Agency, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,220,400
Provo Energy System Revenue, Series A, Revenue Bond, BAM	5.000%	2/1/2026	AA2	975,000	1,151,504
Utah State, Highway Impt., Series A, G.O. Bond	3.000%	7/1/2015	Aaa	500,000	500,040
Utah Transit Authority, Subseries B, Revenue Bond	1.600%	6/15/2018	A1	1,025,000	1,037,331

					4,909,275

VIRGINIA - 0.9%

Fairfax County Industrial Development Authority, Inova Health, Series C, Revenue Bond	5.000%	5/15/2018	Aa2	500,000	554,560
Norfolk Economic Development Authority, Sentara Healthcare, Series B, Revenue Bond	4.000%	11/1/2018	Aa2	400,000	434,680
Norfolk, Water Revenue, Revenue Bond	5.000%	11/1/2016	Aa2	1,075,000	1,140,016
Virginia Resources Authority, Sewer Impt., Series B, Revenue Bond	5.000%	10/1/2019	Aaa	1,290,000	1,490,582

					3,619,838

The accompanying notes are an integral part of the financial statements.

17

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WASHINGTON - 7.6%

Benton County Public Utility District No. 1, Revenue Bond	5.000%	11/1/2018	Aa3	$400,000	$448,524
Everett Water & Sewer, Revenue Bond	5.000%	12/1/2020	AA2	1,330,000	1,561,420
Everett, G.O. Bond[4]	0.440%	12/1/2034	AA2	1,000,000	994,860
King County Sewer Revenue, Series B, Revenue Bond	5.000%	1/1/2020	Aa2	750,000	867,067
King County, G.O. Bond	5.000%	1/1/2017	Aa1	2,000,000	2,132,380
Seattle Municipal Light & Power, Series A, Revenue Bond	5.000%	6/1/2019	Aa2	1,675,000	1,914,843
Seattle Municipal Light & Power, Series B, Revenue Bond	4.000%	2/1/2016	Aa2	550,000	562,051
Seattle Municipal Light & Power, Series B, Revenue Bond	5.000%	2/1/2017	Aa2	1,585,000	1,693,905
Seattle Water System Revenue, Revenue Bond	5.000%	5/1/2026	Aa1	4,000,000	4,811,760
Seattle, Drainage & Wastewater, Sewer Impt., Revenue Bond	5.000%	9/1/2021	Aa1	2,000,000	2,366,920
Snohomish County Public Utility District No. 1, Revenue Bond	5.000%	12/1/2016	Aa3	740,000	787,034
Tacoma, Sewer Impt., Revenue Bond	5.000%	12/1/2018	Aa2	1,060,000	1,194,525
Tacoma, Sewer Impt., Revenue Bond	4.000%	12/1/2019	Aa2	1,095,000	1,215,417
Tacoma, Water Revenue, Series A, Revenue Bond	4.000%	12/1/2018	Aa2	1,000,000	1,094,220
Washington Health Care Facilities Authority, Multicare Health System, Prerefunded Balance, Series A, Revenue Bond, AGC	4.000%	8/15/2016	Aa3	525,000	545,743
Washington Health Care Facilities Authority, Providence Health & Services, Series A, Revenue Bond	5.000%	10/1/2018	Aa3	475,000	530,945
Washington State, Correctional Facilities Impt., Series C, Prerefunded Balance, G.O. Bond, NATL	5.000%	1/1/2027	Aa1	4,905,000	5,227,406
Washington State, Series 2011-A, G.O. Bond	5.000%	1/1/2020	Aa1	2,000,000	2,312,180

					30,261,200

WEST VIRGINIA - 0.3%
Fairmont, Series D, Revenue Bond, AGM	3.000%	7/1/2018	A2	1,210,000	1,277,361

WISCONSIN - 2.0%
Milwaukee Sewerage System, Sewer Impt., Series S1, Revenue Bond	5.000%	6/1/2021	Aa2	470,000	551,644
Wisconsin Health & Educational Facilities Authority, Ascension Health Credit, Series A, Revenue Bond	5.000%	11/15/2018	Aa2	600,000	672,222
Wisconsin Health & Educational Facilities Authority, Froedtert Health, Series A, Revenue Bond	4.000%	4/1/2017	AA2	565,000	595,239

The accompanying notes are an integral part of the financial statements.

18

Diversified Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

MUNICIPAL BONDS (continued)

WISCONSIN (continued)

Wisconsin Health & Educational Facilities Authority, ProHealth Care, Inc., Revenue Bond	3.000%	8/15/2019	A1	$510,000	$537,244
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.000%	7/1/2016	A1	515,000	538,154
Wisconsin Public Power, Inc., Series A, Revenue Bond, AGM	5.250%	7/1/2020	A1	1,100,000	1,227,072
Wisconsin State, Public Impt., Series D, Prerefunded Balance, G.O. Bond	5.000%	5/1/2018	Aa2	400,000	415,608
WPPI Energy, Series A, Revenue Bond	4.000%	7/1/2017	A1	1,120,000	1,191,523
WPPI Energy, Series A, Revenue Bond	5.000%	7/1/2020	A1	2,000,000	2,318,400

					8,047,106

WYOMING - 0.1%

Wyoming Municipal Power Agency, Inc., Series A, Revenue Bond	5.000%	1/1/2018	A2	500,000	546,965

TOTAL MUNICIPAL BONDS
(Identified Cost $386,678,854)					387,181,252

SHORT-TERM INVESTMENT - 1.1%

Dreyfus AMT - Free Municipal Reserves - Class R
(Identified Cost $4,497,738)	0.00%[5]			4,497,738	4,497,738

TOTAL INVESTMENTS - 98.4%
(Identified Cost $391,176,592)					391,678,990
OTHER ASSETS, LESS LIABILITIES - 1.6%					6,204,905

NET ASSETS - 100%					$397,883,895

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

No. - Number

Scheduled principal and interest payments are guaranteed by:

AGC (Assurance Guaranty Corp.)

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

The insurance does not guarantee the market value of the municipal bonds.

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Credit rating has been withdrawn. As of June 30, 2015, there is no rating available (unaudited).

4The coupon rate is floating and is the effective rate as of June 30, 2015.

5Rate shown is the current yield as of June 30, 2015. Rate is less than 0.01%.

The accompanying notes are an integral part of the financial statements.

19

Diversified Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $391,176,592) (Note 2)	$391,678,990
Interest receivable	4,923,212
Receivable for fund shares sold	1,953,321
Prepaid expenses	755

TOTAL ASSETS	398,556,278

LIABILITIES:

Accrued management fees (Note 3)	173,266
Accrued fund accounting and administration fees (Note 3)	26,841
Accrued transfer agent fees (Note 3)	1,638
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for fund shares repurchased	447,431
Other payables and accrued expenses	22,825

TOTAL LIABILITIES	672,383

TOTAL NET ASSETS	$397,883,895

NET ASSETS CONSIST OF:

Capital stock	$362,495
Additional paid-in-capital	397,410,673
Undistributed net investment income	618,970
Accumulated net realized gain (loss) on investments	(1,010,641)
Net unrealized appreciation (depreciation) on investments	502,398

TOTAL NET ASSETS	$397,883,895

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($397,883,895/36,249,478 shares)	$10.98

The accompanying notes are an integral part of the financial statements.

20

Diversified Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$2,518,845
Dividends	1,129

Total Investment Income	2,519,974

EXPENSES:

Management fees (Note 3)	984,976
Fund accounting and administration fees (Note 3)	55,679
Directors’ fees (Note 3)	3,486
Transfer agent fees (Note 3)	2,309
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	7,326
Miscellaneous	41,826

Total Expenses	1,096,826

NET INVESTMENT INCOME	1,423,148

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) on investments	(1,046)
Net change in unrealized appreciation (depreciation) on investments	(1,035,650)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,036,696)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$386,452

The accompanying notes are an integral part of the financial statements.

21

Diversified Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,423,148	$2,701,194
Net realized gain (loss) on investments	(1,046)	(491,642)
Net change in unrealized appreciation (depreciation) on investments	(1,035,650)	3,108,451

Net increase from operations	386,452	5,318,003

DISTRIBUTIONS TO SHAREHOLDERS (Note 7):

From net investment income	(1,449,991)	(2,488,998)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	22,676,697	37,762,519

Net increase in net assets	21,613,158	40,591,524

NET ASSETS:

Beginning of period	376,270,737	335,679,213

End of period (including undistributed net investment income of $618,970 and $645,813, respectively)	$397,883,895	$376,270,737

The accompanying notes are an integral part of the financial statements.

22

Diversified Tax Exempt Series

Financial Highlights

	FOR THE SIX	FOR THE YEARS ENDED
	MONTHS ENDED
	6/30/15	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
	(UNAUDITED)
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$11.00	$10.91	$11.39	$11.28	$10.77	$11.17

Income (loss) from investment operations:
Net investment income[1]	0.04	0.08	0.14	0.20	0.30	0.40
Net realized and unrealized gain (loss) on investments	(0.02)	0.09	(0.29)	0.14	0.58	(0.35)

Total from investment operations	0.02	0.17	(0.15)	0.34	0.88	0.05

Less distributions to shareholders:
From net investment income	(0.04)	(0.08)	(0.13)	(0.20)	(0.29)	(0.45)
From net realized gain on investments	—	—	(0.20)	(0.03)	(0.08)	— [2]

Total distributions to shareholders	(0.04)	(0.08)	(0.33)	(0.23)	(0.37)	(0.45)

Net asset value - End of period	$10.98	$11.00	$10.91	$11.39	$11.28	$10.77

Net assets - End of period (000’s omitted)	$397,884	$376,271	$335,679	$332,228	$306,440	$276,970

Total return[3]	0.18%	1.51%	(1.28% )	3.01%	8.25%	0.41%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.56% [4]	0.56%	0.57%	0.57%	0.58%	0.58%
Net investment income	0.72% [4]	0.75%	1.21%	1.71%	2.67%	3.51%
Portfolio turnover	19%	25%	58%	9%	53%	3%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00% [5]

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

23

Diversified Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

Diversified Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as Diversified Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$387,181,252	$—	$387,181,252	$—
Mutual fund	4,497,738	4,497,738	—	—

Total assets	$391,678,990	$4,497,738	$387,181,252	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

25

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

26

Diversified Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $108,126,170 and $70,616,634 respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Diversified Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	3,991,031	$44,098,335	7,642,752	$84,158,145
Reinvested	122,578	1,344,079	209,581	2,308,920
Repurchased	(2,067,996)	(22,765,717)	(4,422,619)	(48,704,546)

Total	2,045,613	$22,676,697	3,429,714	$37,762,519

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 were as follows:

 Tax exempt income     $2,488,998

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$391,176,592
Unrealized appreciation	1,497,239
Unrealized depreciation	(994,841)

Net unrealized appreciation	$502,398

27

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28

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29

Diversified Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDTE-6/15-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

NEW YORK TAX EXEMPT SERIES

New York Tax Exempt Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15
Actual	$1,000.00	$1,001.00	$2.88
Hypothetical (5% return before expenses)	$1,000.00	$1,021.92	$2.91

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.58%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

New York Tax Exempt Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS - 98.7%

Albany City School District, G.O. Bond, BAM	4.000%	6/15/2017	AA2	$200,000	$212,534
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2016	AA2	505,000	536,295
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2018	AA2	1,295,000	1,453,793
Albany Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	12/1/2019	AA2	1,125,000	1,291,016
Amherst, Public Impt., G.O. Bond	5.000%	9/15/2018	Aa2	365,000	409,504
Arlington Central School District, G.O. Bond	4.000%	12/15/2020	Aa2	400,000	450,568
Arlington Central School District, G.O. Bond	4.000%	12/15/2021	Aa2	300,000	338,643
Auburn City School District, G.O. Bond, BAM	2.000%	6/15/2018	AA2	225,000	229,757
Bay Shore Union Free School District, G.O. Bond	4.000%	1/15/2018	Aa3	1,175,000	1,264,782
Beacon, Public Impt., Series A, G.O. Bond	3.000%	10/1/2018	Aa3	675,000	715,189
Bedford Central School District, G.O. Bond	2.000%	10/15/2021	Aa2	500,000	507,455
Binghamton, G.O. Bond, AGM	5.000%	8/15/2017	A2	200,000	201,188
Binghamton, Public Impt., G.O. Bond, MAC	3.125%	1/15/2017	A2	400,000	414,408
Briarcliff Manor, Public Impt., Series A, G.O. Bond	3.000%	2/1/2020	Aa2	265,000	283,990
Brookhaven, Public Impt., Series A, G.O. Bond	2.000%	3/15/2017	Aa2	500,000	511,200
Brookhaven, Public Impt., Series A, G.O. Bond	3.000%	2/1/2019	Aa2	1,385,000	1,470,884
Buffalo Fiscal Stability Authority, Sales Tax & State Aid, Series B, Revenue Bond, NATL	5.000%	9/1/2016	Aa1	525,000	529,153
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	4.000%	7/1/2022	A2	300,000	329,562
Buffalo Municipal Water Finance Authority, Series A, Revenue Bond	5.000%	7/1/2023	A2	300,000	351,135
Cattaraugus County, Highway Impt., G.O. Bond	2.000%	4/15/2019	Aa3	405,000	409,180
Chenango Valley Central School District, G.O. Bond, AGM	2.125%	6/15/2021	A2	500,000	492,250
Clarence Central School District, G.O. Bond	4.000%	5/15/2021	Aa2	250,000	281,585
Clarkstown Central School District, G.O. Bond	4.000%	10/15/2021	Aa2	500,000	553,510
Clarkstown, G.O. Bond	4.000%	5/15/2019	AAA[2]	375,000	414,649
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2017	AA2	265,000	275,521
Cortland County, Public Impt., G.O. Bond, BAM	2.750%	9/1/2019	AA2	305,000	321,949
DeWitt, Public Impt., G.O. Bond	3.000%	5/15/2017	AA2	315,000	327,562
Dutchess County, G.O. Bond	2.125%	12/15/2023	AA2	850,000	834,403
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2015	Aa2	250,000	253,070
Dutchess County, Public Impt., G.O. Bond	5.000%	10/1/2018	Aa2	640,000	697,472
Dutchess County, Public Impt., Unrefunded Balance, G.O. Bond, NATL	4.000%	12/15/2016	Aa2	360,000	360,486
East Irondequoit Central School District, G.O. Bond	3.000%	6/15/2018	Aa2	310,000	326,359
East Islip Union Free School District, G.O. Bond	5.000%	6/15/2018	AA2	305,000	339,919
Erie County Fiscal Stability Authority, Public Impt., Series A, Revenue Bond	4.000%	3/15/2019	Aa1	600,000	657,534
Erie County Fiscal Stability Authority, Series A, Revenue Bond	4.125%	5/15/2018	Aa1	450,000	488,466

The accompanying notes are an integral part of the financial statements.

3

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Erie County Fiscal Stability Authority, Series C, Revenue Bond	5.000%	3/15/2018	Aa1	$1,025,000	$1,133,322
Erie County Water Authority, Revenue Bond	5.000%	12/1/2017	Aa2	300,000	328,170
Essex County, Public Impt., G.O. Bond	5.000%	5/1/2020	AA2	500,000	576,625
Fairport Central School District, School Impt., G.O. Bond	2.000%	6/15/2018	AA2	305,000	312,704
Gananda Central School District, G.O. Bond	3.000%	6/15/2019	AA2	250,000	262,957
Gates Chili Central School District, School Impt., G.O. Bond	2.000%	6/15/2019	Aa3	215,000	220,025
Geneva, Public Impt., G.O. Bond	2.500%	2/1/2017	A2	870,000	893,133
Greece Central School District, G.O. Bond, AGM	4.000%	6/15/2019	Aa3	2,675,000	2,814,127
Greece Central School District, G.O. Bond, BAM	2.500%	6/15/2023	Aa3	620,000	630,081
Herricks Union Free School District, G.O. Bond	2.000%	11/1/2017	Aa2	420,000	431,075
Huntington, Public Impt., G.O. Bond	3.000%	7/15/2015	Aaa	925,000	926,055
Hyde Park Central School District, G.O. Bond	2.000%	6/15/2018	AA2	355,000	365,206
Iroquois Central School District, School Impt., G.O. Bond	2.000%	6/15/2021	Aa2	500,000	504,680
Islip Union Free School District, School Impt., G.O. Bond	2.250%	3/1/2019	Aa3	475,000	490,551
Jamestown City School District, G.O. Bond	3.000%	4/1/2019	A1	200,000	208,152
Kings Park Central School District, G.O. Bond	2.000%	8/1/2020	Aa2	500,000	510,670
Lockport City School District, G.O. Bond, AGM	2.000%	8/1/2019	A1	450,000	457,506
Long Island Power Authority, Prerefunded Balance, Series A, Revenue Bond, NATL	5.250%	6/1/2016	A3	750,000	783,525
Longwood Central School District, Suffolk County, School Impt., G.O. Bond	2.250%	6/15/2018	AA2	590,000	611,122
Mamaroneck, Various Purposes, Public Impt., G.O. Bond	2.000%	7/15/2020	Aa1	335,000	344,196
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series A, Revenue Bond, NATL	5.000%	11/15/2016	A3	1,545,000	1,640,697
Metropolitan Transportation Authority, Transit Impt., Prerefunded Balance, Series B, Revenue Bond, NATL	5.000%	11/15/2016	A3	2,590,000	2,750,425
Metropolitan Transportation Authority, Transit Impt., Series 2008C, Revenue Bond	6.500%	11/15/2028	A1	1,000,000	1,172,610
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2017	Aa2	1,000,000	1,102,790
Metropolitan Transportation Authority, Transit Impt., Series A, Revenue Bond, NATL	5.250%	11/15/2018	Aa2	200,000	226,996
Metropolitan Transportation Authority, Transit Impt., Series A-2, Revenue Bond	5.000%	11/15/2017	A1	340,000	372,786
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2018	A1	650,000	730,704
Metropolitan Transportation Authority, Transit Impt., Series C, Revenue Bond	5.000%	11/15/2019	A1	500,000	574,630

The accompanying notes are an integral part of the financial statements.

4

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Metropolitan Transportation Authority, Transit Impt., Series F, Revenue Bond	5.000%	11/15/2017	A1	$835,000	$915,519
Metropolitan Transportation Authority, Transit Impt., Series F, Revenue Bond	5.000%	11/15/2019	A1	1,000,000	1,149,260
Metropolitan Transportation Authority, Transit Impt., Subseries D-2, Revenue Bond[3]	0.430%	11/15/2044	A1	600,000	596,724
Monroe County Water Authority, Water Utility Impt., Revenue Bond	4.500%	8/1/2016	Aa2	310,000	323,200
Monroe County Water Authority, Water Utility Impt., Revenue Bond	5.000%	8/1/2019	Aa2	455,000	517,754
Monroe County, Public Impt., G.O. Bond, BAM	5.000%	6/1/2018	AA2	500,000	552,745
Naples Central School District, G.O. Bond, BAM	2.500%	6/15/2020	AA2	710,000	742,007
Nassau County Interim Finance Authority, Sales Tax Secured, Series A, Revenue Bond	4.000%	11/15/2016	Aa1	400,000	419,428
Nassau County Sewer & Storm Water Finance Authority, Multi Utility Impt., Series A, Revenue Bond, BHAC	5.000%	11/1/2018	WR4	350,000	395,399
Nassau County Sewer & Storm Water Finance Authority, Series A, Revenue Bond	5.000%	10/1/2022	Aa3	500,000	599,385
Nassau County Sewer & Storm Water Finance Authority, Sewer Impt., Series A, Revenue Bond	5.000%	10/1/2017	Aa3	500,000	547,250
Nassau County Sewer & Storm Water Finance Authority, Sewer Impt., Series A, Revenue Bond	5.000%	10/1/2018	Aa3	500,000	563,325
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2018	A2	500,000	551,365
Nassau County, Public Impt., Series A, G.O. Bond	5.000%	4/1/2019	A2	2,425,000	2,740,662
New Rochelle City School District, G.O. Bond	5.000%	12/15/2017	Aa2	365,000	401,547
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2018	Aa2	1,000,000	1,117,330
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-1, Revenue Bond	5.000%	7/15/2019	Aa2	1,000,000	1,140,840
New York City Transitional Finance Authority, Building Aid, Public Impt., Series S-2, Revenue Bond	5.000%	7/15/2023	Aa2	2,000,000	2,390,560
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Revenue Bond	5.000%	8/1/2016	WR4	770,000	808,184
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	5/1/2017	WR4	285,000	307,392
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series B, Revenue Bond	5.000%	5/1/2017	WR4	275,000	296,607
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Series D, Revenue Bond	5.000%	11/1/2015	WR4	190,000	193,025

The accompanying notes are an integral part of the financial statements.

5

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	8/1/2016	WR4	$255,000	$267,645
New York City Transitional Finance Authority, Future Tax Secured, Prerefunded Balance, Subseries A-1, Revenue Bond	5.000%	11/1/2017	Aa1	1,000,000	1,094,690
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Series E-1, Revenue Bond	5.000%	2/1/2026	Aa1	475,000	569,079
New York City Transitional Finance Authority, Future Tax Secured, Public Impt., Subseries B1, Revenue Bond	5.000%	11/1/2023	Aa1	2,000,000	2,401,820
New York City Transitional Finance Authority, Future Tax Secured, Series B, Revenue Bond	5.000%	11/1/2023	Aa1	2,500,000	2,986,075
New York City Transitional Finance Authority, Future Tax Secured, Series C, Revenue Bond	5.000%	11/1/2025	Aa1	750,000	906,750
New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series D, Revenue Bond	5.000%	11/1/2015	Aa1	1,460,000	1,483,886
New York City Water & Sewer System, Prerefunded Balance, Series BB, Revenue Bond	5.000%	6/15/2017	Aa2	200,000	208,964
New York City Water & Sewer System, Series AA, Prerefunded Balance, Revenue Bond	5.000%	6/15/2020	Aa2	950,000	1,060,409
New York City Water & Sewer System, Series AA, Revenue Bond	5.000%	6/15/2021	Aa2	1,905,000	2,124,570
New York City Water & Sewer System, Series BB, Revenue Bond	5.000%	6/15/2020	Aa2	500,000	569,395
New York City Water & Sewer System, Series GG, Revenue Bond	4.000%	6/15/2020	Aa2	700,000	781,060
New York City Water & Sewer System, Series HH, Revenue Bond	5.000%	6/15/2025	Aa2	3,000,000	3,643,590
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2017	Aa2	450,000	487,764
New York City Water & Sewer System, Water Utility Impt., Prerefunded Balance, Series EE, Revenue Bond	5.000%	6/15/2018	Aa2	175,000	195,501
New York City, Public Impt., Prerefunded Balance, Series A, G.O. Bond	5.000%	8/1/2015	WR4	2,765,000	2,776,254
New York City, Public Impt., Prerefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2015	Aa2	490,000	493,920
New York City, Public Impt., Unrefunded Balance, Subseries F-1, G.O. Bond, XLCA	5.000%	9/1/2019	Aa2	10,000	10,082
New York City, Series 1, G.O. Bond	5.000%	8/1/2023	Aa2	2,700,000	3,219,885
New York City, Series A, G.O. Bond, AGM	5.000%	8/1/2015	Aa2	205,000	205,855
New York City, Series C, G.O. Bond	5.000%	8/1/2024	Aa2	4,865,000	5,832,697

The accompanying notes are an integral part of the financial statements.

6

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York Local Government Assistance Corp., Subseries A-5/6, Revenue Bond	5.500%	4/1/2019	Aa1	$445,000	$514,295
New York Municipal Bond Bank Agency, Revenue Bond	4.000%	12/1/2017	AA2	2,000,000	2,147,940
The New York Power Authority, Series A, Revenue Bond	4.000%	11/15/2018	Aa1	220,000	240,544
The New York Power Authority, Series A, Revenue Bond, FGIC	5.000%	11/15/2016	Aa1	900,000	916,245
The New York Power Authority, Series C, Revenue Bond, NATL	5.000%	11/15/2017	Aa1	500,000	548,030
New York State Dormitory Authority, Consolidated Service Contract, Revenue Bond	5.000%	7/1/2019	Aa2	750,000	853,177
New York State Dormitory Authority, Public Impt., Series E, Revenue Bond	5.000%	8/15/2017	Aa1	3,000,000	3,264,450
New York State Dormitory Authority, Rochester Institute of Technology, Prerefunded Balance, Series A, Revenue Bond	5.750%	7/1/2018	A1	500,000	567,855
New York State Dormitory Authority, Rochester Institute of Technology, Revenue Bond	4.000%	7/1/2017	A1	300,000	318,975
New York State Dormitory Authority, School Impt., Series A, Revenue Bond, AGM	3.000%	10/1/2017	A2	750,000	784,260
New York State Dormitory Authority, Series B, Revenue Bond, AGM	4.000%	10/1/2018	AA2	250,000	271,300
New York State Dormitory Authority, Series B, Revenue Bond, AGM	5.000%	4/1/2019	AA2	1,265,000	1,428,185
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2017	A2	2,750,000	3,005,667
New York State Dormitory Authority, Series F, Revenue Bond, AGM	5.000%	10/1/2018	A2	500,000	561,615
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1	500,000	536,720
New York State Dormitory Authority, University & College Impt., Series A, Revenue Bond	5.000%	7/1/2020	Aa3	225,000	256,435
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2017	Aaa	1,000,000	1,082,770
New York State Environmental Facilities Corp., Revenue Bond	5.000%	6/15/2025	Aaa	1,000,000	1,167,500
New York State Environmental Facilities Corp., Subseries A, Revenue Bond	5.000%	6/15/2020	Aaa	1,250,000	1,463,925
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2018	AA2	225,000	249,473
New York State Thruway Authority Highway & Bridge Trust Fund, Series B, Revenue Bond	5.000%	4/1/2019	AA2	350,000	392,395
New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2017	Aa1	470,000	504,352

The accompanying notes are an integral part of the financial statements.

7

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

New York State Thruway Authority, Highway Impt., Series A, Revenue Bond	5.000%	3/15/2020	Aa1	$550,000	$638,314
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	5.000%	1/1/2018	A2	590,000	646,805
New York State Thruway Authority, Highway Impt., Series I, Revenue Bond	4.000%	1/1/2019	A2	525,000	570,376
New York State Thruway Authority, Prerefunded Balance, Series B, Revenue Bond AMBAC	5.000%	10/1/2015	WR4	335,000	339,020
New York State Thruway Authority, Revenue Bond	5.000%	4/1/2018	AA2	2,025,000	2,245,259
New York State Thruway Authority, Unrefunded Balance, Series B, Revenue Bond AMBAC	5.000%	4/1/2019	AA2	2,165,000	2,191,023
New York State Urban Development Corp., Personal Income Tax, Series D, Revenue Bond,	5.000%	3/15/2022	Aa1	3,185,000	3,767,027
New York State Urban Development Corp., Public Impt., Series A, Revenue Bond	5.000%	3/15/2023	Aa1	1,285,000	1,502,679
New York State Urban Development Corp., Public Impt., Series A-2, Revenue Bond, AMBAC	5.500%	3/15/2017	Aa1	505,000	546,188
New York State Urban Development Corp., Public Impt., Series B, Revenue Bond	5.000%	3/15/2017	Aa1	675,000	724,336
New York State Urban Development Corp., Service Contract, Series D, Revenue Bond	5.250%	1/1/2017	AA2	1,500,000	1,603,260
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2018	Aa1	3,440,000	3,811,864
New York State, Water Utility Impt., Series A, G.O. Bond	5.000%	3/1/2021	Aa1	1,000,000	1,182,610
New York State, Water Utility Impt., Series E, G.O. Bond	5.000%	12/15/2019	Aa1	565,000	654,558
Niagara County, Water Utility Impt., G.O. Bond	2.000%	2/1/2020	Aa3	500,000	511,220
Niagara-Wheatfield Central School District, Prerefunded Balance, G.O. Bond, NATL	4.125%	2/15/2019	A2	610,000	644,410
Niagara-Wheatfield Central School District, Prerefunded Balance, G.O. Bond, NATL	4.125%	2/15/2020	A2	850,000	897,949
Niskayuna Central School District, G.O. Bond	3.000%	4/15/2018	AA2	360,000	379,620
North Colonie Central School District, G.O. Bond	4.000%	7/15/2020	AA2	400,000	447,240
Oneida County, Public Impt., G.O. Bond, AGM	2.500%	5/15/2019	A1	500,000	523,385
Oneida County, Public Impt., G.O. Bond, AGM	3.000%	5/1/2020	A1	400,000	416,808
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond	3.000%	9/15/2017	Aa3	195,000	203,521
Onondaga County Water Authority, Water Utility Impt., Series A, Revenue Bond, BAM	3.000%	9/15/2018	Aa3	200,000	211,118
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2017	Aa2	500,000	530,020
Onondaga County, Public Impt., G.O. Bond	4.000%	5/1/2018	Aa2	1,400,000	1,519,756
Onondaga County, Public Impt., G.O. Bond	5.000%	5/1/2020	Aa2	250,000	291,727
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2022	Aa2	1,000,000	1,195,930
Onondaga County, Public Impt., G.O. Bond	5.000%	5/15/2023	Aa2	1,000,000	1,210,520

The accompanying notes are an integral part of the financial statements.

8

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Onondaga County, Public Impt., Series A, G.O. Bond	5.000%	3/1/2017	Aa2	$220,000	$235,880
Orange County, Public Impt., G.O. Bond, AGM	2.000%	8/15/2017	Aa3	260,000	265,910
Orange County, Series A, G.O. Bond	5.000%	7/15/2015	Aa3	500,000	501,010
Orange County, Series A, G.O. Bond	5.000%	7/15/2017	Aa3	550,000	596,503
Ossining Union Free School District, School Impt., G.O. Bond	2.250%	9/1/2016	Aa2	730,000	745,877
Pittsford Central School District, G.O. Bond	4.000%	10/1/2021	Aa1	350,000	394,013
Port Authority of New York & New Jersey, Airport & Marina Impt., Consolidated Series 189, Revenue Bond	5.000%	5/1/2024	Aa3	800,000	969,200
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2016	Aa3	460,000	489,408
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2018	Aa3	400,000	451,412
Port Authority of New York & New Jersey, Airport & Marina Impt., Series 179, Revenue Bond	5.000%	12/1/2024	Aa3	765,000	918,000
Port Authority of New York & New Jersey, Consolidated Series 184, Revenue Bond	5.000%	9/1/2025	Aa3	2,500,000	3,025,925
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2016	Aa3	400,000	413,244
Port Authority of New York & New Jersey, Series 180, Revenue Bond	4.000%	6/1/2019	Aa3	200,000	220,676
Port Washington Union Free School District, G.O. Bond	4.000%	7/1/2017	Aa1	300,000	318,975
Putnam County, Parking Facility Impt., G.O. Bond	2.000%	11/15/2018	Aa2	300,000	308,721
Rensselaer County, Nursing Homes, Public Impt., G.O. Bond	2.000%	7/15/2020	AA2	930,000	943,215
Rochester, School Impt., Series A, G.O. Bond, AMBAC	5.000%	8/15/2022	Aa3	95,000	111,582
Rochester, School Impt., Series II, G.O. Bond	5.000%	2/1/2019	Aa3	1,625,000	1,837,193
Roslyn Union Free School District, G.O. Bond	5.000%	10/15/2020	Aa1	215,000	251,335
Sachem Central School District, G.O. Bond	3.000%	7/15/2016	AA2	1,005,000	1,031,009
Sachem Central School District, G.O. Bond, NATL	5.250%	10/15/2017	A3	225,000	246,659
Scarsdale Union Free School District, G.O. Bond	5.000%	2/1/2017	Aaa	320,000	342,022
Shenendehowa Central School District, G.O. Bond	4.000%	7/15/2020	AA2	475,000	533,800
South Glens Falls Central School District, Unrefunded Balance, G.O. Bond, NATL	5.375%	6/15/2018	A1	95,000	97,217
South Jefferson Central School District, G.O. Bond, BAM	2.000%	6/15/2019	AA2	710,000	722,737
South Orangetown Central School District, G.O. Bond	3.000%	8/1/2015	Aa2	230,000	230,531
Suffolk County Water Authority, Revenue Bond	5.000%	6/1/2021	AA2	1,225,000	1,445,941
Suffolk County Water Authority, Revenue Bond	4.000%	6/1/2022	AA2	200,000	223,240
Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2018	AA2	2,000,000	2,226,620

The accompanying notes are an integral part of the financial statements.

9

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE	MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Suffolk County Water Authority, Water Utility Impt., Revenue Bond	5.000%	6/1/2019	AA2	$775,000	$883,151
Suffolk County Water Authority, Water Utility Impt., Series A, Revenue Bond	5.000%	6/1/2018	AA2	200,000	222,662
Suffolk County, G.O. Bond, AGM	5.000%	2/1/2018	A2	500,000	550,985
Suffolk County, Series B, G.O. Bond, AGM	5.000%	10/1/2019	AA2	1,000,000	1,142,980
Sullivan County, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	1,015,000	1,044,222
Syracuse, Public Impt., Series A, G.O. Bond, AGM	4.000%	6/1/2018	A1	545,000	589,189
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2017	AA2	260,000	265,320
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2018	AA2	365,000	373,034
Tonawanda, Public Impt., G.O. Bond	2.000%	6/1/2019	AA2	355,000	361,660
Triborough Bridge & Tunnel Authority, General Purpose, Prerefunded Balance, Series A, Revenue Bond, NATL	4.750%	1/1/2016	AA2	245,000	250,537
Triborough Bridge & Tunnel Authority, Highway Impt., Prerefunded Balance, Series A, Revenue Bond	5.000%	5/15/2018	Aa3	530,000	589,821
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2018	Aa3	890,000	1,004,053
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2019	Aa3	1,075,000	1,241,625
Triborough Bridge & Tunnel Authority, Highway Impt., Series A, Revenue Bond	5.000%	11/15/2023	Aa3	350,000	420,504
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Series C, Revenue Bond	5.000%	11/15/2018	WR4	305,000	344,165
Triborough Bridge & Tunnel Authority, Prerefunded Balance, Subseries D, Revenue Bond	5.000%	11/15/2018	WR4	310,000	350,027
Triborough Bridge & Tunnel Authority, Series A, Revenue Bond	4.000%	11/15/2017	A1	430,000	460,276
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2017	Aa3	350,000	383,967
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	4.000%	11/15/2018	Aa3	250,000	274,043
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2019	Aa3	820,000	947,100
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2022	Aa3	1,000,000	1,193,210
Triborough Bridge & Tunnel Authority, Series B, Revenue Bond	5.000%	11/15/2024	Aa3	1,000,000	1,188,990
Triborough Bridge & Tunnel Authority, Series C, Revenue Bond	5.000%	11/15/2018	Aa3	500,000	564,605
Ulster County, Public Impt., G.O. Bond	4.000%	11/15/2019	AA2	510,000	565,391
Union Endicott Central School District, G.O. Bond, BAM	2.125%	6/15/2019	AA2	580,000	596,524
Voorheesville Central School District, G.O. Bond	5.000%	6/15/2021	AA2	500,000	583,920
Warren County, Public Impt., G.O. Bond, AGM	4.000%	7/15/2020	AA2	500,000	547,290
Wayne County, Public Impt., G.O. Bond	3.000%	6/1/2021	Aa2	295,000	314,340

The accompanying notes are an integral part of the financial statements.

10

New York Tax Exempt Series

Investment Portfolio - June 30, 2015

(unaudited)

	COUPON RATE		MATURITY DATE	CREDIT RATING[1] (UNAUDITED)	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

NEW YORK MUNICIPAL BONDS (continued)

Webster Central School District, G.O. Bond	4.000%		10/1/2018	AA2	$375,000	$408,641
Wellsville Central School District, G.O. Bond, AGM	4.000%		6/15/2016	A2	950,000	979,897
Westchester County, Prerefunded Balance, Series A, G.O. Bond	3.000%		10/15/2017	WR4	5,000	5,245
Westchester County, Unrefunded Balance, Series A, G.O. Bond	3.000%		10/15/2017	Aa1	410,000	430,935
Westchester County, Unrefunded Balance, Series C, G.O. Bond	5.000%		11/1/2017	Aa1	495,000	543,451
Wilson Central School District, G.O. Bond	3.000%		6/15/2018	Aa3	420,000	441,412
Yonkers, Public Impt., Series C, G.O. Bond, AGM	2.000%		10/15/2017	A2	500,000	510,365

TOTAL MUNICIPAL BONDS
(Identified Cost $179,274,055)						179,653,933

SHORT-TERM INVESTMENT - 1.6%

Dreyfus BASIC New York Municipal Money Market Fund
(Identified Cost $2,930,686)	0.00%	[5]			2,930,686	2,930,686

TOTAL INVESTMENTS - 100.3%
(Identified Cost $182,204,741)						182,584,619
LIABILITIES, LESS OTHER ASSETS - (0.3%)						(492,076)

NET ASSETS - 100%						$182,092,543

KEY:

G.O. Bond - General Obligation Bond

Impt. - Improvement

Scheduled principal and interest payments are guaranteed by:

AGM (Assurance Guaranty Municipal Corp.)

AMBAC (AMBAC Assurance Corp.)

BAM (Build America Mutual Assurance Co.)

BHAC (Berkshire Hathaway Assurance Corp.)

FGIC (Financial Guaranty Insurance Co.)

MAC (Municipal Assurance Corp.)

NATL (National Public Finance Guarantee Corp.)

XLCA (XL Capital Assurance)

The insurance does not guarantee the market value of the municipal bonds.

1 Credit ratings from Moody’s (unaudited).

2 Credit ratings from S&P (unaudited).

3 The coupon rate is floating and is the effective rate as of June 30, 2015.

4 Credit rating has been withdrawn. As of June 30, 2015, there is no rating available (unaudited).

5 Rate shown is the current yield as of June 30, 2015. Rate is less than 0.01%.

The accompanying notes are an integral part of the financial statements.

11

New York Tax Exempt Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $182,204,741) (Note 2)	$182,584,619
Interest receivable	1,574,071
Prepaid expenses	251

TOTAL ASSETS	184,158,941

LIABILITIES:

Due to custodian	37,689
Accrued management fees (Note 3)	80,714
Accrued fund accounting and administration fees (Note 3)	18,571
Accrued transfer agent fees (Note 3)	1,596
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for fund shares repurchased	1,908,027
Other payables and accrued expenses	19,419

TOTAL LIABILITIES	2,066,398

TOTAL NET ASSETS	$182,092,543

NET ASSETS CONSIST OF:

Capital stock	$175,121
Additional paid-in-capital	181,244,412
Undistributed net investment income	288,990
Accumulated net realized gain on investments	4,142
Net unrealized appreciation (depreciation) on investments	379,878

TOTAL NET ASSETS	$182,092,543

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($182,092,543/17,512,067 shares)	$10.40

The accompanying notes are an integral part of the financial statements.

12

New York Tax Exempt Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$1,132,563
Dividends	1

Total Investment Income	1,132,564

EXPENSES:

Management fees (Note 3)	458,368
Fund accounting and administration fees (Note 3)	40,605
Transfer agent fees (Note 3)	2,251
Directors’ fees (Note 3)	1,706
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	3,624
Miscellaneous	27,757

Total Expenses	535,535

NET INVESTMENT INCOME	597,029

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	4,142
Net change in unrealized appreciation (depreciation) on investments	(558,065)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(553,923)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$43,106

The accompanying notes are an integral part of the financial statements.

13

New York Tax Exempt Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$597,029	$1,160,455
Net realized gain on investments	4,142	515,310
Net change in unrealized appreciation (depreciation) on investments	(558,065)	560,816

Net increase from operations	43,106	2,236,581

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(533,838)	(1,062,965)
From net realized gain on investments	—	(789,676)

Total distributions to shareholders	(533,838)	(1,852,641)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	1,854,017	16,509,561

Net increase in net assets	1,363,285	16,893,501

NET ASSETS:

Beginning of period	180,729,258	163,835,757

End of period (including undistributed net investment income of $288,990 and $225,799, respectively)	$182,092,543	$180,729,258

The accompanying notes are an integral part of the financial statements.

14

New York Tax Exempt Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/15 (UNAUDITED)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.42	$10.40	$10.78	$10.63	$10.19	$10.55

Income (loss) from investment operations:
Net investment income[1]	0.03	0.07	0.17	0.19	0.28	0.36
Net realized and unrealized gain (loss) on investments	(0.02)	0.07	(0.36)	0.16	0.56	(0.32)

Total from investment operations	0.01	0.14	(0.19)	0.35	0.84	0.04

Less distributions to shareholders:
From net investment income	(0.03)	(0.07)	(0.16)	(0.20)	(0.27)	(0.39)
From net realized gain on investments	—	(0.05)	(0.03)	— [2]	(0.13)	(0.01)

Total distributions to shareholders	(0.03)	(0.12)	(0.19)	(0.20)	(0.40)	(0.40)

Net asset value - End of period	$10.40	$10.42	$10.40	$10.78	$10.63	$10.19

Net assets - End of period (000’s omitted)	$182,093	$180,729	$163,836	$162,785	$158,092	$136,225

Total return[3]	0.10%	1.28%	(1.72% )	3.31%	8.37%	0.32%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.58% [4]	0.58%	0.60%	0.60%	0.61%	0.61%
Net investment income	0.65% [4]	0.68%	1.57%	1.72%	2.66%	3.41%
Portfolio turnover	25%	43%	33%	7%	48%	7%

* For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A	N/A	N/A	N/A	N/A	0.00% [5]

1Calculated based on average shares outstanding during the periods.

2Less than $0.01 per share.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

15

New York Tax Exempt Series

Notes to Financial Statements

(unaudited)

1.	Organization

New York Tax Exempt Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide as high a level of current income exempt from federal income tax and New York State personal income tax as the Advisor believes is consistent with the preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as New York Tax Exempt Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service (the “Service”). The Service utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings). The Service has been approved by the Fund’s Board of Directors (the “Board”).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

16

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
States and political subdivisions (municipals)	$179,653,933	$—	$179,653,933	$—
Mutual fund	2,930,686	2,930,686	—	—

Total assets	$182,584,619	$2,930,686	$179,653,933	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction and various states, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

17

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.50% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.85% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

18

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

4.	Purchases and Sales Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $55,293,549 and $43,354,363, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of New York Tax Exempt Series were:

	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,124,831	$11,749,442	2,760,068	$28,891,095
Reinvested	48,251	501,092	169,423	1,771,520
Repurchased	(998,002)	(10,396,517)	(1,350,557)	(14,153,054)

Total	175,080	$1,854,017	1,578,934	$16,509,561

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Concentration of Credit

The Series primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Series is more susceptible to factors adversely affecting issues of New York municipal securities than is a municipal bond fund that is not concentrated in these issues to the same extent.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

19

New York Tax Exempt Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014, were as follows:

Tax exempt income	$1,063,499
Long-term capital gains	789,142

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$182,204,741
Unrealized appreciation	728,046
Unrealized depreciation	(348,168)

Net unrealized appreciation	$379,878

20

{This page intentionally left blank}

21

New York Tax Exempt Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNNYT-6/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

CORE BOND SERIES

Core Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Series’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Series’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15
Actual	$1,000.00	$1,005.60	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,021.37	$3.46

*Expenses are equal to the Series’ annualized expense ratio (for the six-month period) of 0.69%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Core Bond Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS - 48.4%

Convertible Corporate Bonds - 0.3%
Consumer Discretionary - 0.3%
Internet & Catalog Retail - 0.3%
The Priceline Group, Inc., 0.35%, 6/15/2020 (Identified Cost $800,737)	BBB[2]	$655,000	$726,231

Non-Convertible Corporate Bonds - 48.1%
Consumer Discretionary - 4.3%
Automobiles - 0.5%
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	1,000,000	1,221,182

Household Durables - 0.9%
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,775,000	1,799,602
Whirlpool Corp., 2.40%, 3/1/2019	Baa2	385,000	388,541

			2,188,143

Media - 2.6%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1	615,000	714,095
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	1,280,000	1,411,732
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	635,000	695,389
NBCUniversal Media LLC, 4.375%, 4/1/2021	A3	1,100,000	1,191,384
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	Baa2	1,800,000	2,209,356

			6,221,956

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc., 4.25%, 4/1/2025	Baa2	735,000	705,908

Total Consumer Discretionary			10,337,189

Consumer Staples - 0.3%
Beverages - 0.3%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	350,000	415,431
Pernod-Ricard S.A. (France)[3], 5.75%, 4/7/2021	Baa3	375,000	422,203

Total Consumer Staples			837,634

Energy - 7.1%
Energy Equipment & Services - 1.1%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	885,000	1,039,752
Ensco plc, 5.20%, 3/15/2025	Baa1	775,000	767,300
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3	730,000	784,387

			2,591,439

Oil, Gas & Consumable Fuels - 6.0%
BP Capital Markets plc (United Kingdom), 1.674%, 2/13/2018	A2	750,000	752,629
BP Capital Markets plc (United Kingdom), 3.535%, 11/4/2024	A2	750,000	743,120
CNOOC Finance 2015 Australia Pty. Ltd. (China), 2.625%, 5/5/2020	Aa3	800,000	789,542
Columbia Pipeline Group, Inc.[3], 2.45%, 6/1/2018	Baa2	1,200,000	1,209,266
Columbia Pipeline Group, Inc.[3], 4.50%, 6/1/2025	Baa2	600,000	590,247

The accompanying notes are an integral part of the financial statements.

3

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips Co., 3.35%, 5/15/2025	A1	$1,100,000	$1,087,991
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3	180,000	222,020
Hess Corp., 8.125%, 2/15/2019	Baa2	630,000	745,855
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	Baa3	500,000	540,000
Kinder Morgan Energy Partners LP, 4.30%, 5/1/2024	Baa3	2,500,000	2,467,110
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	Baa3	1,650,000	1,755,169
Petrobras Global Finance B.V. (Brazil)[4], 1.896%, 5/20/2016	Ba2	1,200,000	1,182,228
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3	680,000	739,724
Petroleos Mexicanos (Mexico)[3], 4.50%, 1/23/2026	A3	1,150,000	1,124,010
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3	780,000	772,183

			14,721,094

Total Energy			17,312,533

Financials - 26.9%
Banks - 9.2%
Bank of America Corp., 5.42%, 3/15/2017	Baa3	1,193,000	1,264,106
Bank of America Corp., 5.70%, 5/2/2017	Baa3	1,100,000	1,173,576
Bank of America Corp., 4.00%, 1/22/2025	Baa3	625,000	608,934
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa	1,250,000	1,235,975
Barclays Bank plc (United Kingdom)[3], 6.05%, 12/4/2017	Baa3	555,000	603,862
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3	1,750,000	2,318,573
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2	1,185,000	1,304,981
Citigroup, Inc., 3.875%, 3/26/2025	Baa3	765,000	732,797
Citigroup, Inc.[4], 0.832%, 8/25/2036	Baa3	1,000,000	779,152
Intesa Sanpaolo S.p.A. (Italy), 2.375%, 1/13/2017	Baa1	770,000	773,784
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1	800,000	823,066
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa1	800,000	912,631
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	1,500,000	1,653,413
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2	3,745,000	4,316,506
National Australia Bank Ltd. (Australia)[3], 2.00%, 2/22/2019	Aaa	775,000	783,923
National Bank of Canada (Canada)[3], 1.40%, 4/20/2018	Aaa	800,000	797,689
Santander Bank N.A., 8.75%, 5/30/2018	Baa2	650,000	757,650
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2	750,000	737,333
Santander Issuances S.A.U. (Spain)[3], 5.911%, 6/20/2016	Baa2	750,000	778,400

			22,356,351

Capital Markets - 5.0%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[5,6], 8.375%	WR7	1,150,000	1,201,605
The Goldman Sachs Group, Inc., 5.625%, 1/15/2017	Baa2	1,000,000	1,058,917
The Goldman Sachs Group, Inc., 7.50%, 2/15/2019	A3	1,100,000	1,292,070
The Goldman Sachs Group, Inc.[4], 1.884%, 11/29/2023	A3	755,000	767,354
The accompanying notes are an integral part of the financial statements.

4

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets (continued)
The Goldman Sachs Group, Inc., 3.75%, 5/22/2025	A3	$1,200,000	$1,184,210
Morgan Stanley, 5.95%, 12/28/2017	A3	1,500,000	1,648,823
Morgan Stanley, 2.125%, 4/25/2018	A3	1,400,000	1,409,461
Morgan Stanley, 5.00%, 11/24/2025	Baa2	950,000	994,516
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	A3	1,000,000	991,507
UBS AG (Switzerland)[4], 7.25%, 2/22/2022	BBB[2]	475,000	499,882
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB[2]	435,000	509,820
UBS AG (Switzerland)[4], 4.75%, 5/22/2023	BBB[2]	510,000	514,062

			12,072,227

Diversified Financial Services - 2.9%
General Electric Capital Corp.[5,8], 7.125%	Baa1	850,000	980,687
General Electric Capital Corp.[4], 0.659%, 5/5/2026	A1	1,270,000	1,211,703
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2	735,000	802,549
ING Bank N.V. (Netherlands)[4], 4.125%, 11/21/2023	Baa2	1,590,000	1,633,223
Peachtree Corners Funding Trust[3], 3.976%, 2/15/2025	Baa2	1,350,000	1,338,752
Voya Financial, Inc., 2.90%, 2/15/2018	Baa2	1,150,000	1,180,125

			7,147,039

Insurance - 6.0%
Aegon N.V. (Netherlands)[4,5], 2.619%	Baa1	875,000	760,725
American International Group, Inc., 4.875%, 6/1/2022	Baa1	2,450,000	2,687,447
American International Group, Inc., 4.125%, 2/15/2024	Baa1	1,700,000	1,764,046
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	4,750,000	4,658,605
AXA S.A. (France)[4,5], 2.007%	A3	1,725,000	1,518,000
First American Financial Corp., 4.30%, 2/1/2023	Baa3	915,000	906,730
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa2	1,000,000	1,109,027
Prudential Financial, Inc.[5,9], 5.875%	Baa2	1,130,000	1,194,184

			14,598,764

Real Estate Investment Trusts (REITS) - 3.8%
American Tower Corp., 2.80%, 6/1/2020	Baa3	1,300,000	1,281,935
AvalonBay Communities, Inc., 6.10%, 3/15/2020	Baa1	850,000	977,322
Crown Castle Towers LLC[3], 6.113%, 1/15/2020	A2	745,000	848,267
Crown Castle Towers LLC[3], 4.883%, 8/15/2020	A2	250,000	271,338
Crown Castle Towers LLC[3], 3.222%, 5/15/2022	A2	400,000	393,640
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	650,000	730,403
GTP Acquisition Partners I LLC[3], 2.35%, 6/15/2020	Aaa	450,000	447,611
HCP, Inc., 4.00%, 6/1/2025	Baa1	1,200,000	1,174,804
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	990,000	1,080,711
Health Care REIT, Inc., 4.00%, 6/1/2025	Baa2	800,000	789,570
Host Hotels & Resorts LP, 4.00%, 6/15/2025	Baa2	1,000,000	992,570

The accompanying notes are an integral part of the financial statements.

5

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1	$300,000	$325,069

			9,313,240

Total Financials			65,487,621

Health Care - 1.4%
Biotechnology - 0.3%
Amgen, Inc., 2.70%, 5/1/2022	Baa1	775,000	749,241

Health Care Equipment & Supplies - 0.1%
Zimmer Biomet Holdings, Inc., 1.45%, 4/1/2017	Baa3	350,000	350,118

Health Care Providers & Services - 0.6%
Aetna, Inc., 3.50%, 11/15/2024	Baa1	765,000	749,910
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	600,000	651,064

			1,400,974

Pharmaceuticals - 0.4%
AbbVie, Inc., 1.80%, 5/14/2018	Baa1	1,000,000	997,061

Total Health Care			3,497,394

Industrials - 2.5%
Aerospace & Defense - 0.3%
Textron, Inc., 7.25%, 10/1/2019	Baa3	600,000	702,273

Airlines - 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A2	792,201	841,714
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1	765,000	776,170

			1,617,884

Commercial Services & Supplies - 0.3%
Waste Management, Inc., 3.125%, 3/1/2025	Baa2	750,000	727,618

Construction & Engineering - 0.3%
Fluor Corp., 3.50%, 12/15/2024	A3	800,000	802,106

Industrial Conglomerates - 0.8%
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022	A1	2,000,000	1,973,900

Trading Companies & Distributors - 0.1%
Air Lease Corp., 3.375%, 1/15/2019	BBB[2]	185,000	188,469

Total Industrials			6,012,250

Information Technology - 3.0%
Communications Equipment - 0.7%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	600,000	595,933
QUALCOMM, Inc., 3.45%, 5/20/2025	A1	1,200,000	1,169,378

			1,765,311

The accompanying notes are an integral part of the financial statements.

6

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Internet Software & Services - 1.0%
Alibaba Group Holding Ltd. (China)[3], 2.50%, 11/28/2019	A1	$750,000	$741,813
Baidu, Inc. (China), 2.75%, 6/9/2019	A3	800,000	800,399
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A2	825,000	847,045

			2,389,257

IT Services - 0.9%
Fiserv, Inc., 2.70%, 6/1/2020	Baa2	1,200,000	1,197,697
Xerox Corp., 2.80%, 5/15/2020	Baa2	825,000	822,317

			2,020,014

Technology Hardware, Storage & Peripherals - 0.4%
EMC Corp., 2.65%, 6/1/2020	A1	1,020,000	1,030,459

Total Information Technology			7,205,041

Materials - 1.6%
Chemicals - 0.7%
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	965,000	1,176,560
Eastman Chemical Co., 2.70%, 1/15/2020	Baa2	550,000	548,215

			1,724,775

Metals & Mining - 0.6%
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	625,000	647,701
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa3	845,000	814,386

			1,462,087

Paper & Forest Products - 0.3%
Domtar Corp., 4.40%, 4/1/2022	Baa3	735,000	746,958

Total Materials			3,933,820

Telecommunication Services - 0.7%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc., 6.35%, 4/1/2019	Baa1	1,000,000	1,142,743

Wireless Telecommunication Services - 0.2%
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	465,000	463,536

Total Telecommunication Services			1,606,279

Utilities - 0.3%
Independent Power and Renewable Electricity Producers - 0.3%
Exelon Generation Co. LLC, 5.20%, 10/1/2019	Baa2	675,000	742,369

Total Non-Convertible Corporate Bonds
(Identified Cost $116,894,116)			116,972,130

TOTAL CORPORATE BONDS
(Identified Cost $117,694,853)			117,698,361

The accompanying notes are an integral part of the financial statements.

7

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	SHARES/ PRINCIPAL AMOUNT	VALUE (NOTE 2)
PREFERRED STOCK - 0.4%
Financials - 0.4%
Banks - 0.4%
U.S. Bancorp., Series F (non-cumulative), 6.50%[10] (Identified Cost $820,000)	Baa1	32,800	$925,616

ASSET-BACKED SECURITIES - 1.4%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[3], 1.639%, 2/15/2021	WR7	$239,407	239,856
Colony American Homes, Series 2015-1A, Class A3,4, 1.387%, 7/17/2032	Aaa	575,000	568,734
FDIC Trust, Series 2011-R1, Class A3, 2.672%, 7/25/2026	WR7	100,795	103,074
FNA Trust, Series 2014-1A, Class A3, 1.296%, 12/10/2022	WR7	211,625	211,557
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[3], 3.74%, 2/25/2017	Aaa	595,000	602,300
Invitation Homes Trust, Series 2015-SFR3, Class A3,4, 1.487%, 8/17/2032	Aaa	600,000	599,416
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A3, 1.92%, 10/15/2019	Aaa	390,000	391,320
SpringCastle America Funding LLC, Series 2014-AA, Class A3, 2.70%, 5/25/2023	WR7	275,840	277,547
Starwood Retail Property Trust, Series 2014-STAR, Class A3,4, 1.402%, 11/15/2027	AAA[2]	410,000	407,168

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $3,397,607)			3,400,972

COMMERCIAL MORTGAGE-BACKED SECURITIES - 12.7%
Americold LLC Trust, Series 2010-ARTA, Class A1[3], 3.847%, 1/14/2029	AAA[2]	61,846	64,344
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	87,136	89,412
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa	9,149	9,142
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW12, Class A1A4, 5.709%, 9/11/2038	Aaa	776,063	798,477
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[2]	765,244	790,266
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM4, 5.568%, 10/12/2041	A3	200,000	209,470
BWAY Mortgage Trust, Series 2015-1740, Class A3, 2.917%, 1/13/2035	AAA[2]	400,000	380,358
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[3], 3.759%, 4/15/2044	Aaa	55,473	56,102
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[4], 5.775%, 3/15/2049	Aaa	342,773	350,137
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AA2	679,187	706,394

The accompanying notes are an integral part of the financial statements.

8

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[4], 5.819%, 7/10/2038	Aaa	$394,952	$403,713
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[3], 3.156%, 7/10/2046	Aaa	81,543	81,588
Commercial Mortgage Pass-Through Certificates, Series 2015-3BP, Class A3, 3.178%, 2/10/2035	WR7	400,000	392,601
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa	1,100,000	1,089,194
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class A1A, 5.297%, 12/15/2039	Aaa	954,968	996,531
Credit Suisse Mortgage Capital Trust, Series 2013-IVR3, Class A1[3,4], 2.50%, 5/25/2043	AAA[2]	386,548	365,514
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[3,4], 2.13%, 2/25/2043	AAA[2]	340,232	314,882
Extended Stay America Trust, Series 2013-ESH7, Class A27[3], 2.958%, 12/5/2031	Aaa	455,000	456,461
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR7	308,565	310,115
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[4], 1.236%, 4/25/2021	WR7	7,843,156	472,221
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[4], 1.558%, 10/25/2021	WR7	1,202,567	96,243
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[4], 1.498%, 6/25/2022	WR7	9,743,662	812,115
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[4], 0.224%, 4/25/2023	Aaa	14,481,161	213,930
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[4], 0.122%, 5/25/2023	WR7	8,560,562	71,892
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[4], 1.572%, 10/25/2018	Aaa	1,660,158	75,821
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR7	420,000	421,326
FREMF Mortgage Trust, Series 2011-K15, Class B3,4, 4.949%, 8/25/2044	WR7	170,000	185,942
FREMF Mortgage Trust, Series 2011-K701, Class B3,4, 4.286%, 7/25/2048	A2	160,000	168,191
FREMF Mortgage Trust, Series 2013-K712, Class B3,4, 3.484%, 5/25/2045	A2	360,000	366,434
FREMF Mortgage Trust, Series 2015-K42, Class B3,4, 3.853%, 12/25/2024	A3	380,000	378,133
FREMF Mortgage Trust, Series 2015-K43, Class B3,4, 3.735%, 2/25/2048	WR7	400,000	400,082
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[3,4], 3.382%, 12/15/2019	AA2	400,000	402,687
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[3,4], 3.382%, 12/15/2019	BBB[2]	220,000	215,518

The accompanying notes are an integral part of the financial statements.

9

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[4], 5.242%, 1/12/2043	Aaa		$588,083	$588,942
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM4, 5.283%, 1/12/2043	A2		130,000	130,964
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[4], 5.239%, 12/15/2044	Aaa		170,364	170,746
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[4], 5.905%, 4/15/2045	Aaa		401,186	410,323
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[3], 4.07%, 11/15/2043	AAA	[2]	200,000	214,742
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[3,4], 3.00%, 3/25/2043	WR	[7]	278,787	271,553
JP Morgan Mortgage Trust, Series 2013-2, Class A2[3,4], 3.50%, 5/25/2043	AAA	[2]	305,320	306,918
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[3,4], 3.00%, 6/25/2029	AAA	[2]	333,473	338,814
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A, 5.335%, 11/15/2038	AAA	[2]	820,474	859,434
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[3], 2.767%, 1/20/2041	Aaa		330,000	334,727
Merrill Lynch Mortgage Trust, Series 2006-C2, Class A4[4], 5.742%, 8/12/2043	Aaa		1,153,350	1,190,048
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A3, 5.172%, 12/12/2049	Aaa		1,137,381	1,182,027
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class A4, 4.051%, 4/15/2047	Aaa		1,100,000	1,164,917
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/2043	AAA	[2]	2,213,631	2,302,564
Motel 6 Trust, Series 2015-MTL6, Class B3, 3.298%, 2/5/2030	WR	[7]	350,000	349,089
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[3,4], 3.75%, 11/25/2054	AAA	[2]	375,168	384,717
OBP Depositor LLC Trust, Series 2010-OBP, Class A3, 4.646%, 7/15/2045	AAA	[2]	100,000	109,983
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[3,4], 1.486%, 12/15/2028	AAA	[2]	38,914	38,909
SCG Trust, Series 2013-SRP1, Class AJ3,4, 2.136%, 11/15/2026	AAA	[2]	450,000	451,332
Sequoia Mortgage Trust, Series 2011-2, Class A1[4], 3.90%, 9/25/2041	WR	[7]	159,584	164,478
Sequoia Mortgage Trust, Series 2012-2, Class A2[4], 3.50%, 4/25/2042	WR	[7]	200,601	202,743
Sequoia Mortgage Trust, Series 2013-7, Class A2[4], 3.00%, 6/25/2043	AAA	[2]	239,291	230,617
Sequoia Mortgage Trust, Series 2013-8, Class A1[4], 3.00%, 6/25/2043	Aaa		326,873	315,228
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	WR	[7]	630,000	631,006
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.185%, 3/10/2046	Aaa		800,000	807,501
Vornado DP LLC Trust, Series 2010-VNO, Class A2FX3, 4.004%, 9/13/2028	AAA	[2]	245,000	263,044

The accompanying notes are an integral part of the financial statements.

10

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[4], 5.262%, 10/15/2044	Aaa	$47,811	$47,860
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM4, 5.334%, 12/15/2044	A2	300,000	303,105
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[4], 6.011%, 6/15/2045	Aaa	1,030,000	1,059,003
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[3], 4.393%, 11/15/2043	Aaa	275,000	299,639
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[3,4], 4.869%, 2/15/2044	Aaa	810,000	897,755
WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa	700,000	750,912
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A5, 3.995%, 5/15/2047	Aaa	1,100,000	1,167,541
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[3,4], 3.50%, 1/20/2045	WR7	348,758	354,345
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[3,4], 3.50%, 3/20/2045	Aaa	445,962	455,505

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $31,262,401)			30,896,267

FOREIGN GOVERNMENT BONDS - 1.2%

Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2	300,000	372,750
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa3	2,500,000	2,486,502

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $2,863,905)			2,859,252

U.S. GOVERNMENT AGENCIES - 33.2%

Mortgage-Backed Securities - 6.8%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021		378,569	411,416
Fannie Mae, Pool #995233, 5.50%, 10/1/2021		28,896	31,111
Fannie Mae, Pool #888017, 6.00%, 11/1/2021		37,101	40,731
Fannie Mae, Pool #995329, 5.50%, 12/1/2021		259,327	281,251
Fannie Mae, Pool #888136, 6.00%, 12/1/2021		46,114	50,505
Fannie Mae, Pool #888810, 5.50%, 11/1/2022		458,045	497,963
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024		28,052	30,731
Fannie Mae, Pool #AL5861, 4.50%, 1/1/2031		676,832	731,730
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034		163,868	178,526
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034		306,285	328,051
Fannie Mae, Pool #MA2177, 4.00%, 2/1/2035		294,856	315,833
Fannie Mae, Pool #MA2198, 3.50%, 3/1/2035		980,347	1,025,074
Fannie Mae, Pool #828377, 5.50%, 6/1/2035		684,392	770,467
Fannie Mae, Pool #889494, 5.50%, 1/1/2037		737,891	830,575

The accompanying notes are an integral part of the financial statements.

11

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	PRINCIPAL AMOUNT	VALUE (NOTE 2)
U.S. GOVERNMENT AGENCIES (continued)
Mortgage-Backed Securities (continued)
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	$101,782	$114,170
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	120,213	134,776
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	323,641	367,730
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	120,629	135,242
Fannie Mae, Pool #AD1067, 4.50%, 3/1/2040	810,357	878,381
Fannie Mae, Pool #AL0160, 4.50%, 5/1/2041	808,468	876,261
Fannie Mae, Pool #AB4300, 3.50%, 1/1/2042	333,942	345,174
Fannie Mae, Pool #AQ7871, 3.50%, 12/1/2042	352,546	364,484
Fannie Mae, Pool #AL6294, 4.50%, 11/1/2044	932,687	1,013,487
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	139,861	149,328
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	44,653	48,760
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	32,546	35,642
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	25,198	27,834
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	44,843	49,397
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	236,557	258,102
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	243,786	265,077
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	229,038	249,270
Freddie Mac, Pool #C91766, 4.50%, 5/1/2034	250,947	273,509
Freddie Mac, Pool #C91771, 4.50%, 6/1/2034	238,703	261,242
Freddie Mac, Pool #C91780, 4.50%, 7/1/2034	229,742	250,463
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035	1,097,028	1,145,258
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	228,377	256,158
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	108,047	120,898
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	27,396	30,653
Freddie Mac, Pool #G08331, 4.50%, 2/1/2039	905,167	978,713
Freddie Mac, Pool #G05275, 5.50%, 2/1/2039	735,575	831,939
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	198,078	223,915
Freddie Mac, Pool #G60071, 4.50%, 7/1/2042	758,276	818,287
Freddie Mac, Pool #Q17513, 3.50%, 4/1/2043	286,143	295,082
Freddie Mac, Pool #C09068, 3.50%, 11/1/2044	208,104	214,329

Total Mortgage-Backed Securities
(Identified Cost $16,474,222)		16,537,525

Other Agencies - 26.4%
Fannie Mae, 0.875%, 5/21/2018	26,405,000	26,246,966
Fannie Mae, 2.625%, 9/6/2024	6,985,000	6,987,696
Freddie Mac, 1.00%, 6/29/2017	23,915,000	24,046,222
Freddie Mac, 2.375%, 1/13/2022	6,900,000	6,986,043

Total Other Agencies
(Identified Cost $64,481,433)		64,266,927

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $80,955,655)		80,804,452

The accompanying notes are an integral part of the financial statements.

12

Core Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 3.2%

Dreyfus Cash Management, Inc. - Institutional Shares[11], 0.04%,
(Identified Cost $7,631,093)	7,631,093	$7,631,093

TOTAL INVESTMENTS - 100.5%
(Identified Cost $244,625,514)		244,216,013
LIABILITIES, LESS OTHER ASSETS - (0.5%)		(1,099,763)

NET ASSETS - 100%		$243,116,250

IO - Interest only

1Credit ratings from Moody’s (unaudited).

2Credit ratings from S&P (unaudited).

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $39,071,179 or 16.1%, of the Series’ net assets as of June 30, 2015 (see Note 2 to the financial statements).

4The coupon rate is floating and is the effective rate as of June 30, 2015.

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on U.S. Treasury Note (5 Year) in July 2016.

7Credit rating has been withdrawn. As of June 30, 2015, there is no rating available (unaudited).

8The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

9The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

10The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in January 2022.

11Rate shown is the current yield as of June 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

13

Core Bond Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $244,625,514) (Note 2)	$244,216,013
Interest receivable	1,623,969
Receivable for fund shares sold	557,160
Dividends receivable	13,768

TOTAL ASSETS	246,410,910

LIABILITIES:

Accrued management fees (Note 3)	127,050
Accrued fund accounting and administration fees (Note 3)	17,005
Accrued transfer agent fees (Note 3)	1,234
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for securities purchased	2,353,392
Payable for fund shares repurchased	773,803
Other payables and accrued expenses	21,794

TOTAL LIABILITIES	3,294,660

TOTAL NET ASSETS	$243,116,250

NET ASSETS CONSIST OF:

Capital stock	$227,621
Additional paid-in-capital	241,512,980
Undistributed net investment income	713,460
Accumulated net realized gain on investments	1,071,690
Net unrealized appreciation (depreciation) on investments	(409,501)

TOTAL NET ASSETS	$243,116,250

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class A ($243,116,250/22,762,124 shares)	$10.68

The accompanying notes are an integral part of the financial statements.

14

Core Bond Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$2,534,915
Dividends	40,194

Total Investment Income	2,575,109

EXPENSES:

Management fees (Note 3)	524,154
Fund accounting and administration fees (Note 3)	36,819
Transfer agent fees (Note 3)	1,605
Directors’ fees (Note 3)	1,437
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	5,733
Miscellaneous	34,746

Total Expenses	605,718

NET INVESTMENT INCOME	1,969,391

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized gain on investments	1,049,551
Net change in unrealized appreciation (depreciation) on investments	(2,668,529)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(1,618,978)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$350,413

The accompanying notes are an integral part of the financial statements.

15

Core Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$1,969,391	$4,492,307
Net realized gain on investments	1,049,551	2,116,134
Net change in unrealized appreciation (depreciation) on investments	(2,668,529)	(962,167)

Net increase from operations	350,413	5,646,274

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income	(1,255,931)	(4,503,109)
From net realized gain on investments	—	(1,691,493)

Total distributions to shareholders	(1,255,931)	(6,194,602)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	91,003,415	457,670

Net increase (decrease) in net assets	90,097,897	(90,658)

NET ASSETS:

Beginning of period	153,018,353	153,109,011

End of period (including undistributed net investment income of $713,460 and $0, respectively)	$243,116,250	$153,018,353

The accompanying notes are an integral part of the financial statements.

16

Core Bond Series

Financial Highlights

	FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED
	6/30/15 (UNAUDITED)	12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.69	$10.74	$11.56	$11.05	$10.94	$10.38

Income (loss) from investment operations:
Net investment income[1]	0.12	0.31	0.35	0.41	0.44	0.45
Net realized and unrealized gain (loss) on investments	(0.06)	0.08	(0.44)	0.66	0.18	0.48

Total from investment operations	0.06	0.39	(0.09)	1.07	0.62	0.93

Less distributions to shareholders:
From net investment income	(0.07)	(0.32)	(0.36)	(0.41)	(0.44)	(0.37)
From net realized gain on investments	—	(0.12)	(0.37)	(0.15)	(0.07)	—

Total distributions to shareholders	(0.07)	(0.44)	(0.73)	(0.56)	(0.51)	(0.37)

Net asset value - End of period	$10.68	$10.69	$10.74	$11.56	$11.05	$10.94

Net assets - End of period (000’s omitted)	$243,116	$153,018	$153,109	$189,616	$164,086	$114,058

Total return[2]	0.56%	3.62%	(0.79% )	9.74%	5.68%	8.97%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.69% [3]	0.70%	0.70%	0.70%	0.71%	0.76%
Net investment income	2.25% [3]	2.86%	3.09%	3.55%	3.91%	4.10%
Portfolio turnover	57%	57%	56%	31%	18%	23%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some years may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	N/A	N/A	N/A	N/A	N/A	0.00% [4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

17

Core Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Core Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing primarily in fixed income securities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 125 million have been designated as Core Bond Series Class A common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

18

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Preferred securities:
Financials	$925,616	$925,616	$—	$—
Debt securities:
U.S. Treasury and other U.S. Government agencies	80,804,452	—	80,804,452	—
Corporate debt:
Consumer Discretionary	10,337,189	—	10,337,189	—
Consumer Staples	837,634	—	837,634	—
Energy	17,312,533	—	17,312,533	—
Financials	65,487,621	—	65,487,621	—
Health Care	3,497,394	—	3,497,394	—
Industrials	6,012,250	—	6,012,250	—
Information Technology	7,205,041	—	7,205,041	—
Materials	3,933,820	—	3,933,820	—
Telecommunication Services	1,606,279	—	1,606,279	—
Utilities	742,369	—	742,369	—
Convertible corporate debt:
Consumer Discretionary	726,231	—	726,231	—
Asset-backed securities	3,400,972	—	3,400,972	—
Commercial mortgage-backed securities	30,896,267	—	30,896,267	—
Foreign government bonds	2,859,252	—	2,859,252	—
Mutual fund	7,631,093	7,631,093	—	—

Total assets	$244,216,013	$8,556,709	$235,659,304	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

19

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2015.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2015.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

20

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2015.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund

21

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series at no more than 0.80% of average daily net assets each year. The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $93,371,220 and $75,533,780, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $97,400,093 and $22,155,836, respectively.

5.	Capital Stock Transactions

Transactions in shares of Core Bond Series were:

	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	9,572,086	$103,146,051	1,832,616	$19,938,196
Reinvested	110,644	1,184,870	570,845	6,171,326
Repurchased	(1,236,462)	(13,327,506)	(2,340,559)	(25,651,852)

Total	8,446,268	$91,003,415	62,902	$457,670

Over 80% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion.

22

Core Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014, were as follows:

Ordinary income	$4,492,307
Long-term capital gains	1,702,295

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$244,784,769
Unrealized appreciation	2,057,032
Unrealized depreciation	(2,625,788)

Net unrealized depreciation	$(568,756)

9.	Subsequent Event

Effective August 3, 2015, the shares of the Series have been redesignated as Class S Shares and the Series issued Class I Shares. Each class of shares is substantially the same except that Class S shares bear shareholder service fees.

23

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24

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25

Core Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCOB-6/15-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

UNCONSTRAINED BOND SERIES

Unconstrained Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,005.70	$3.73	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%
Class I
Actual	$1,000.00	$1,007.50	$2.49	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.32	$2.51	0.50%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Series’ total return would have been lower had certain expenses not been waived during the period.

Unconstrained Bond Series

Portfolio Composition as of June 30, 2015

(unaudited)

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
LOAN ASSIGNMENTS - 6.8%
Berry Plastics Group, Inc., Term D3, 2/8/2020	BB4	6,163,831	$6,130,916
Charter Communications Operating LLC, Term E5, 3.00%, 7/1/2020	BB4	7,992,366	7,895,819
Crown Castle Operating Co., 1st Lien Term Loan B2[5], 3.00%, 1/31/2021	BBB[4]	7,979,747	7,928,437
NRG Energy, Inc. Term B5, 2.75%, 7/1/2018	BB4	7,989,796	7,920,524
Outfront Media Capital LLC, Term B3, 1/31/2021	BB4	5,000,000	4,982,050
SBA Senior Finance II LLC, Term B3, 3/24/2021	BB4	6,000,000	5,937,300
Valeant Pharmaceuticals International, Inc., Term Loan BD5, 3.50%, 2/13/2019	WR6	6,000,000	5,982,480
Valeant Pharmaceuticals International, Inc., Term Loan D2[5], 3.50%, 2/13/2019	Ba1	2,000,000	1,994,160

TOTAL LOAN ASSIGNMENTS
(Identified Cost $49,116,244)			48,771,686

CORPORATE BONDS - 67.5%
Non-Convertible Corporate Bonds - 67.5%
Consumer Discretionary - 8.2%
Auto Components - 0.5%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 3.50%, 3/15/2017	Ba3	2,000,000	2,012,500
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3	655,000	667,281
Techniplas LLC[7], 10.00%, 5/1/2020	Caa1	795,000	800,963

			3,480,744

Automobiles - 0.8%
Ford Motor Credit Co. LLC[5], 1.209%, 11/4/2019	Baa3	6,000,000	5,979,510

Hotels, Restaurants & Leisure - 1.2%
International Game Technology plc (United Kingdom)[7], 6.25%, 2/15/2022	Ba2	805,000	768,775
MGM Resorts International, 10.00%, 11/1/2016	B3	7,000,000	7,630,000

			8,398,775

Household Durables - 4.6%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[7], 6.125%, 7/1/2022	B1	1,120,000	1,103,200
Brookfield Residential Properties, Inc. (Canada)[7], 6.375%, 5/15/2025	B1	330,000	323,400
Centex LLC, 6.50%, 5/1/2016	Ba1	1,000,000	1,037,500
DR Horton, Inc., 5.625%, 1/15/2016	Ba1	2,750,000	2,777,500
Jarden Corp., 7.50%, 5/1/2017	B1	7,000,000	7,612,500
Lennar Corp., 12.25%, 6/1/2017	Ba2	7,737,000	9,129,660
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	450,000	486,000
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	690,000	736,575
NVR, Inc., 3.95%, 9/15/2022	Baa2	6,225,000	6,311,279
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	B1	1,180,000	1,156,400

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Household Durables (continued)
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	1,010,000	$954,450
Whirlpool Corp., 2.40%, 3/1/2019	Baa2	1,615,000	1,629,853

			33,258,317

Media - 1.1%
CCO Holdings LLC - CCO Holdings Capital Corp.[7], 5.125%, 5/1/2023	B1	545,000	530,013
CCO Holdings LLC - CCO Holdings Capital Corp.[7], 5.375%, 5/1/2025	B1	635,000	618,331
Cogeco Cable, Inc. (Canada)[7], 4.875%, 5/1/2020	BB4	705,000	715,575
Columbus International, Inc. (Barbados)[7], 7.375%, 3/30/2021	Ba3	1,085,000	1,166,375
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2	3,620,000	3,704,382
Sirius XM Radio, Inc.[7], 5.375%, 4/15/2025	Ba3	795,000	767,175
VTR Finance B.V. (Chile)[7], 6.875%, 1/15/2024	B1	695,000	710,186

			8,212,037

Total Consumer Discretionary			59,329,383

Consumer Staples - 1.5%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	1,600,000	1,899,115
DS Services of America, Inc.[7], 10.00%, 9/1/2021	Ba3	635,000	742,950

			2,642,065

Food & Staples Retailing - 0.3%
C&S Group Enterprises LLC[7], 5.375%, 7/15/2022	B1	1,115,000	1,048,100
KeHE Distributors LLC - KeHE Finance Corp.[7], 7.625%, 8/15/2021	B3	430,000	451,500
Shearer’s Foods LLC - Chip Finance Corp.[7], 9.00%, 11/1/2019	B1	455,000	489,125

			1,988,725

Food Products - 0.5%
Kraft Heinz Foods Co.[7], 1.60%, 6/30/2017	Baa3	2,000,000	2,000,204
Kraft Heinz Foods Co., 6.75%, 3/15/2032	Baa3	645,000	757,875
Pinnacle Operating Corp.[7], 9.00%, 11/15/2020	Caa1	1,095,000	1,086,787

			3,844,866

Household Products - 0.2%
HRG Group, Inc., 7.875%, 7/15/2019	Ba3	1,050,000	1,107,750
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	560,000	546,000

			1,653,750

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	885,000	946,950

Total Consumer Staples			11,076,356

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Energy - 7.3%
Energy Equipment & Services - 0.9%
Calfrac Holdings LP (Canada)[7], 7.50%, 12/1/2020	B3	670,000	$618,678
Ensco plc, 5.20%, 3/15/2025	Baa1	3,900,000	3,861,253
FTS International, Inc., 6.25%, 5/1/2022	Caa2	425,000	312,375
Parker Drilling Co., 6.75%, 7/15/2022	B1	800,000	690,000
Seventy Seven Operating LLC, 6.625%, 11/15/2019	B3	430,000	339,700
Shelf Drilling Holdings Ltd. (United Arab Emirates)[7], 8.625%, 11/1/2018	Ba3	600,000	534,000

			6,356,006

Oil, Gas & Consumable Fuels - 6.4%
CNOOC Finance 2015 Australia Pty. Ltd. (China), 2.625%, 5/5/2020	Aa3	3,500,000	3,454,245
Columbia Pipeline Group, Inc.[7], 2.45%, 6/1/2018	Baa2	3,500,000	3,527,027
Columbia Pipeline Group, Inc.[7], 4.50%, 6/1/2025	Baa2	1,750,000	1,721,554
ConocoPhillips Co.[5], 1.176%, 5/15/2022	A1	7,000,000	7,050,785
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3	1,075,000	346,687
Hiland Partners LP - Hiland Partners Finance Corp.[7], 7.25%, 10/1/2020	Baa3	3,400,000	3,672,000
Kinder Morgan, Inc.[7], 5.625%, 11/15/2023	Baa3	6,500,000	6,914,303
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	760,000	803,700
Petrobras Global Finance B.V. (Brazil)[5], 1.896%, 5/20/2016	Ba2	5,225,000	5,147,618
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3	3,330,000	3,622,474
Petroleos Mexicanos (Mexico)[7], 4.50%, 1/23/2026	A3	4,500,000	4,398,300
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3	615,000	627,300
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3	3,785,000	3,747,067
WPX Energy, Inc., 6.00%, 1/15/2022	Ba1	900,000	888,750

			45,921,810

Total Energy			52,277,816

Financials - 31.7%
Banks - 12.9%
Bank of America Corp.[5], 1.046%, 9/15/2026	Baa3	7,811,000	7,172,248
The Bank of Nova Scotia (Canada), 1.85%, 4/14/2020	Aaa	6,285,000	6,214,482
Bank of Scotland plc (United Kingdom)[7], 5.25%, 2/21/2017	Aaa	8,000,000	8,539,416
Barclays Bank plc (United Kingdom)[7], 10.179%, 6/12/2021	Baa3	2,540,000	3,365,243
BBVA Bancomer S.A. (Mexico)[7], 6.75%, 9/30/2022	Baa2	2,000,000	2,202,500
CIT Group, Inc., 5.00%, 5/15/2017	B1	4,500,000	4,640,400
CIT Group, Inc., 4.25%, 8/15/2017	B1	2,500,000	2,537,500
CIT Group, Inc., 5.25%, 3/15/2018	B1	750,000	775,312
Citigroup, Inc.[5,8], 5.95%	Ba2	770,000	743,204
Citigroup, Inc.[5], 0.832%, 8/25/2036	Baa3	6,330,000	4,932,032
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1	3,200,000	3,292,262
Intesa Sanpaolo S.p.A. (Italy)[7], 6.50%, 2/24/2021	Baa1	2,800,000	3,194,209
JPMorgan Chase & Co., 4.95%, 3/25/2020	A3	4,000,000	4,409,100
Lloyds Bank plc (United Kingdom)[7,8,9], 12.00%	Ba1	315,000	450,450

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Lloyds Bank plc (United Kingdom)[7], 6.50%, 9/14/2020	Baa2	6,430,000	$7,411,250
National Australia Bank Ltd. (Australia)[7], 2.00%, 2/22/2019	Aaa	8,000,000	8,092,112
National Bank of Canada (Canada)[7], 1.40%, 4/20/2018	Aaa	8,000,000	7,976,888
Popular, Inc., 7.00%, 7/1/2019	B1	1,520,000	1,520,000
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023	Ba2	640,000	680,472
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024	Ba2	3,730,000	3,725,461
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2	3,750,000	3,686,663
The Toronto-Dominion Bank (Canada)[7], 1.625%, 9/14/2016	Aaa	7,086,000	7,157,717

			92,718,921

Capital Markets - 4.5%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[8,10], 8.40%	WR6	2,980,000	3,218,400
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3	3,000,000	3,340,560
The Goldman Sachs Group, Inc.[5], 1.884%, 11/29/2023	A3	8,305,000	8,440,895
Morgan Stanley[5], 1.417%, 1/27/2020	A3	5,000,000	5,068,805
Morgan Stanley, 5.75%, 1/25/2021	A3	3,940,000	4,488,905
UBS AG (Switzerland)[5], 1.133%, 6/1/2020	A2	8,000,000	7,977,088

			32,534,653

Consumer Finance - 2.7%
Ally Financial, Inc., 3.50%, 7/18/2016	B1	2,277,000	2,311,155
Ally Financial, Inc., 2.75%, 1/30/2017	B1	4,000,000	3,982,000
American Express Credit Corp.[5], 1.012%, 5/26/2020	A2	7,500,000	7,503,427
CNG Holdings, Inc.[7], 9.375%, 5/15/2020	Caa1	775,000	561,875
Navient Corp., 3.875%, 9/10/2015	Ba3	3,450,000	3,454,313
Navient Corp., 6.125%, 3/25/2024	Ba3	1,610,000	1,541,575

			19,354,345

Diversified Financial Services - 2.5%
General Electric Capital Corp.[8,11], 7.125%	Baa1	3,105,000	3,582,394
General Electric Capital Corp.[5], 0.659%, 5/5/2026	A1	8,800,000	8,396,054
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023	Baa2	3,465,000	3,559,193
Jefferies Finance LLC - JFIN Co-Issuer Corp.[7], 7.375%, 4/1/2020	B1	575,000	564,937
Jefferies Finance LLC - JFIN Co-Issuer Corp.[7], 6.875%, 4/15/2022	B1	410,000	399,750
Peachtree Corners Funding Trust[7], 3.976%, 2/15/2025	Baa2	1,750,000	1,735,419

			18,237,747

Insurance - 4.9%
Aegon N.V. (Netherlands)[5,8], 2.619%	Baa1	3,866,000	3,361,100
American International Group, Inc., 4.875%, 6/1/2022	Baa1	4,260,000	4,672,866
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	10,700,000	10,494,121

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Financials (continued)
Insurance (continued)
AXA S.A. (France)[5,8], 2.007%	A3	7,199,000	$6,335,120
AXA S.A. (France)[5,8], 2.25%	A3	1,239,000	1,095,772
First American Financial Corp., 4.30%, 2/1/2023	Baa3	3,160,000	3,131,440
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa2	3,415,000	3,787,327
Prudential Financial, Inc.[8,12], 5.875%	Baa2	2,460,000	2,599,728

			35,477,474

Real Estate Investment Trusts (REITS) - 3.7%
American Tower Corp., 2.80%, 6/1/2020	Baa3	4,000,000	3,944,416
American Tower Trust I7, 1.551%, 3/15/2018	Aaa	1,625,000	1,616,833
AvalonBay Communities, Inc., 4.20%, 12/15/2023	Baa1	3,000,000	3,137,289
Crown Castle Towers LLC[7], 6.113%, 1/15/2020	A2	4,070,000	4,634,159
Crown Castle Towers LLC[7], 4.883%, 8/15/2020	A2	610,000	662,065
Digital Realty Trust LP, 5.25%, 3/15/2021	Baa2	4,180,000	4,574,425
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	1,295,000	1,311,187
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	3,450,000	3,766,113
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	450,000	452,250
Rialto Holdings LLC - Rialto Corp.[7], 7.00%, 12/1/2018	B2	955,000	993,200
Ventas Realty LP - Ventas Capital Corp., 4.75%, 6/1/2021	Baa1	1,400,000	1,516,988

			26,608,925

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[7], 8.50%, 6/1/2022	B2	735,000	762,563
Greystar Real Estate Partners LLC[7], 8.25%, 12/1/2022	B2	430,000	453,650

			1,216,213

Thrifts & Mortgage Finance - 0.3%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	1,255,000	1,308,337
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[7], 5.875%, 8/1/2021	Ba3	690,000	671,025
Prospect Holding Co. LLC - Prospect Holding Finance Co.[7], 10.25%, 10/1/2018	B2	425,000	280,500

			2,259,862

Total Financials			228,408,140

Health Care - 2.2%
Biotechnology - 0.5%
Amgen, Inc., 2.70%, 5/1/2022	Baa1	4,000,000	3,867,052

Health Care Equipment & Supplies - 0.1%
Halyard Health, Inc.[7], 6.25%, 10/15/2022	B2	440,000	460,900

Health Care Providers & Services - 0.9%
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3	2,885,000	3,130,531

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)
CORPORATE BONDS (continued)
Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Health Care Providers & Services (continued)
Fresenius Medical Care US Finance, Inc. (Germany), 6.875%, 7/15/2017	Ba2	1,000,000	$1,082,500
Fresenius US Finance II, Inc. (Germany)[7], 9.00%, 7/15/2015	Ba1	1,900,000	1,903,040
Tenet Healthcare Corp.[5,7], 3.786%, 6/15/2020	Ba2	500,000	504,375

			6,620,446

Pharmaceuticals - 0.7%
AbbVie, Inc., 2.50%, 5/14/2020	Baa1	3,000,000	2,969,223
Concordia Healthcare Corp. (Canada)[7], 7.00%, 4/15/2023	B3	770,000	770,000
Horizon Pharma Financing, Inc.[7], 6.625%, 5/1/2023	B2	765,000	797,513
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[7], 5.50%, 4/15/2025	B1	500,000	485,000

			5,021,736

Total Health Care			15,970,134

Industrials - 7.8%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[7], 5.25%, 2/1/2021	B1	1,473,000	1,441,699

Air Freight & Logistics - 0.1%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[7,13], 10.00%, 2/15/2018	Caa2	915,000	910,425

Airlines - 1.4%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	1,095,000	1,103,212
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	A4	2,930,686	3,113,854
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B7, 6.375%, 1/2/2016	Baa3	1,220,000	1,247,450
Delta Air Lines Pass-Through Trust, Series 2010-2, Class B, 6.75%, 11/23/2015	Ba1	395,000	401,913
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1	3,715,000	3,769,243

			9,635,672

Commercial Services & Supplies - 0.2%
Constellis Holdings LLC - Constellis Finance Corp.[7], 9.75%, 5/15/2020	B3	800,000	772,000
Modular Space Corp.[7], 10.25%, 1/31/2019	B3	620,000	536,300

			1,308,300

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[7], 7.75%, 2/1/2020	B2	990,000	980,100

Industrial Conglomerates - 0.4%
Siemens Financieringsmaatschappij N.V. (Germany)[7], 2.15%, 5/27/2020	A1	3,000,000	2,962,590

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Machinery - 1.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1	8,000,000	$8,020,000
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[7], 8.875%, 8/1/2020	B2	715,000	757,900
Waterjet Holdings, Inc.[7], 7.625%, 2/1/2020	B2	530,000	551,200

			9,329,100

Trading Companies & Distributors - 4.1%
AerCap Ireland Capital Ltd. - AerCap Global Aviation Trust (Netherlands)[7], 2.75%, 5/15/2017	Ba2	2,250,000	2,235,937
Air Lease Corp., 5.625%, 4/1/2017	BBB[4]	4,000,000	4,240,000
Aircastle Ltd., 6.75%, 4/15/2017	Ba2	7,500,000	7,987,500
Aircastle Ltd., 5.50%, 2/15/2022	Ba2	940,000	959,392
Aviation Capital Group Corp.[7], 3.875%, 9/27/2016	BBB[4]	7,020,000	7,144,198
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2	605,000	623,150
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	950,000	961,875
International Lease Finance Corp., 8.625%, 9/15/2015	Ba2	335,000	339,187
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2	540,000	553,500
International Lease Finance Corp.[5], 2.236%, 6/15/2016	Ba2	3,793,000	3,788,259
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2	830,000	908,111

			29,741,109

Total Industrials			56,308,995

Information Technology - 2.9%
Communications Equipment - 0.4%
QUALCOMM, Inc., 3.00%, 5/20/2022	A1	2,400,000	2,383,733

Internet Software & Services - 1.6%
Alibaba Group Holding Ltd. (China)[7], 2.50%, 11/28/2019	A1	3,900,000	3,857,428
Baidu, Inc. (China), 2.75%, 6/9/2019	A3	4,000,000	4,001,996
Tencent Holdings Ltd. (China)[7], 3.375%, 5/2/2019	A2	3,455,000	3,547,321

			11,406,745

IT Services - 0.4%
Fiserv, Inc., 2.70%, 6/1/2020	Baa2	3,000,000	2,994,243

Technology Hardware, Storage & Peripherals - 0.5%
EMC Corp., 2.65%, 6/1/2020	A1	3,715,000	3,753,094

Total Information Technology			20,537,815

Materials - 2.7%
Chemicals - 0.9%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[7], 6.75%, 10/15/2019	B2	1,075,000	1,091,125

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Chemicals (continued)
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	4,760,000	$5,803,549

			6,894,674

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[5,7], 3.286%, 12/15/2019	Ba3	1,620,000	1,575,450

Metals & Mining - 1.1%
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	4,000,000	4,145,284
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[7], 7.375%, 2/1/2020	B1	595,000	600,950
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa3	3,010,000	2,900,948

			7,647,182

Paper & Forest Products - 0.5%
Domtar Corp., 4.40%, 4/1/2022	Baa3	3,565,000	3,622,999

Total Materials			19,740,305

Telecommunication Services - 2.4%
Diversified Telecommunication Services - 1.2%
AT&T, Inc.[5], 1.212%, 6/30/2020	Baa1	8,000,000	8,030,992
Windstream Services LLC, 7.875%, 11/1/2017	B1	685,000	727,812

			8,758,804

Wireless Telecommunication Services - 1.2%
Altice Financing S.A. (Luxembourg)[7], 6.50%, 1/15/2022	B1	1,550,000	1,550,000
SBA Tower Trust[7], 5.101%, 4/17/2017	A2	2,095,000	2,169,289
SBA Tower Trust[7], 2.933%, 12/15/2017	A2	1,515,000	1,537,366
SBA Tower Trust[7], 3.598%, 4/15/2018	Baa3	1,640,000	1,634,836
Sixsigma Networks Mexico S.A. de C.V. (Mexico)[7], 8.25%, 11/7/2021	B1	375,000	387,637
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	925,000	972,406

			8,251,534

Total Telecommunication Services			17,010,338

Utilities - 0.8%
Gas Utilities - 0.3%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2	2,000,000	1,854,410

Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield plc (Spain)[7], 7.00%, 11/15/2019	BB4	1,140,000	1,174,200
ContourGlobal Power Holdings S.A. (France)[7], 7.125%, 6/1/2019	B3	1,095,000	1,147,013
NRG Energy, Inc., 6.25%, 7/15/2022	B1	435,000	441,525

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Utilities (continued)
Independent Power and Renewable Electricity Producers (continued)
Talen Energy Supply LLC[7], 5.125%, 7/15/2019	Ba3	1,190,000	$1,166,200

			3,928,938

Total Utilities			5,783,348

TOTAL CORPORATE BONDS
(Identified Cost $486,838,008)			486,442,630

ASSET-BACKED SECURITIES - 1.9%
Alterna Funding I LLC, Series 2014-1A, Class NOTE[7], 1.639%, 2/15/2021	WR6	1,197,036	1,199,280
Colony American Homes, Series 2015-1A, Class A5,7, 1.387%, 7/17/2032	Aaa	1,850,000	1,829,841
FDIC Trust, Series 2011-R1, Class A7, 2.672%, 7/25/2026	WR6	505,829	517,266
FNA Trust, Series 2014-1A, Class A7, 1.296%, 12/10/2022	WR6	1,058,123	1,057,784
Hertz Vehicle Financing LLC, Series 2010-1A, Class A2[7], 3.74%, 2/25/2017	Aaa	2,360,000	2,388,953
Invitation Homes Trust, Series 2015-SFR3, Class A5,7, 1.487%, 8/17/2032	Aaa	1,825,000	1,823,224
NextGear Floorplan Master Owner Trust, Series 2014-1A, Class A7, 1.92%, 10/15/2019	Aaa	1,900,000	1,906,432
SpringCastle America Funding LLC, Series 2014-AA, Class A7, 2.70%, 5/25/2023	WR6	1,379,198	1,387,735
Starwood Retail Property Trust, Series 2014-STAR, Class A5,7, 1.402%, 11/15/2027	AAA[4]	2,005,000	1,991,147

TOTAL ASSET-BACKED SECURITIES
(Identified Cost $14,079,803)			14,101,662

COMMERCIAL MORTGAGE-BACKED SECURITIES - 10.5%
Americold LLC Trust, Series 2010-ARTA, Class A1[7], 3.847%, 1/14/2029	AAA[4]	269,031	279,897
Banc of America Commercial Mortgage Trust, Series 2006-2, Class A4[5], 5.727%, 5/10/2045	AAA[4]	1,550,000	1,575,767
Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 7/10/2046	Aaa	1,947,487	1,998,362
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class A4A, 4.871%, 9/11/2042	Aaa	40,884	40,851
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PW13, Class A4, 5.54%, 9/11/2041	AAA[4]	3,084,383	3,185,239
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-T24, Class AM5, 5.568%, 10/12/2041	A3	800,000	837,881
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class A2[7], 3.759%, 4/15/2044	Aaa	221,891	224,407

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AA4	2,864,043	$2,978,768
Commercial Mortgage Pass-Through Certificates, Series 2006-GG7, Class A4[5], 5.819%, 7/10/2038	Aaa	1,613,116	1,648,901
Commercial Mortgage Pass-Through Certificates, Series 2010-C1, Class A1[7] , 3.156%, 7/10/2046	Aaa	401,562	401,782
Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A3[5], 5.806%, 6/15/2038	Aaa	3,245,721	3,314,878
Credit Suisse Mortgage Capital Trust, Series 2013-TH1, Class A1[5,7], 2.13%, 2/25/2043	AAA[4]	1,185,205	1,096,897
Extended Stay America Trust, Series 2013-ESH7, Class A27[7], 2.958%, 12/5/2031	Aaa	1,500,000	1,504,818
Fannie Mae Multifamily REMIC Trust, Series 2012-M13, Class ASQ2, 1.246%, 8/25/2017	WR6	1,075,919	1,081,322
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K005, Class AX (IO)[5], 1.372%, 11/25/2019	WR6	7,584,951	401,532
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K009, Class X1 (IO)[5], 1.457%, 8/25/2020	WR6	11,004,277	614,237
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K014, Class X1 (IO)[5], 1.236%, 4/25/2021	WR6	7,934,852	477,742
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.558%, 10/25/2021	WR6	5,068,973	405,675
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K017, Class X1 (IO)[5], 1.424%, 12/25/2021	WR6	6,715,389	493,413
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X1 (IO)[5], 1.498%, 6/25/2022	WR6	18,201,790	1,517,083
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.224%, 4/25/2023	Aaa	61,039,947	901,743
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K032, Class X1 (IO)[5], 0.122%, 5/25/2023	WR6	36,083,864	303,033
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.572%, 10/25/2018	Aaa	8,152,901	372,351
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K-P01, Class A2, 1.72%, 1/25/2019	WR6	1,480,000	1,484,674
FREMF Mortgage Trust, Series 2011-K701, Class B5,7, 4.286%, 7/25/2048	A4	950,000	998,633
FREMF Mortgage Trust, Series 2011-K702, Class B5,7, 4.766%, 4/25/2044	A3	230,000	245,361
FREMF Mortgage Trust, Series 2013-K28, Class X2A (IO)[7], 0.10%, 6/25/2046	WR6	95,161,184	570,016
FREMF Mortgage Trust, Series 2013-K712, Class B5,7, 3.484%, 5/25/2045	A4	1,300,000	1,323,234
FREMF Mortgage Trust, Series 2014-K716, Class B5,7, 3.954%, 8/25/2047	A2	2,550,000	2,614,362
FREMF Mortgage Trust, Series 2015-K42, Class B5,7, 3.853%, 12/25/2024	A3	1,900,000	1,890,667

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

FREMF Mortgage Trust, Series 2015-K43, Class B5,7, 3.735%, 2/25/2048	WR6	1,500,000	$1,500,309
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class BFX[5,7], 3.382%, 12/15/2019	AA4	2,000,000	2,013,436
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class DFX[5,7], 3.382%, 12/15/2019	BBB[4]	1,150,000	1,126,572
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class A4[5], 5.242%, 1/12/2043	Aaa	769,032	770,156
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB13, Class AM5, 5.283%, 1/12/2043	A2	460,000	463,412
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-LDP5, Class A4[5], 5.239%, 12/15/2044	Aaa	875,408	877,373
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class A4, 5.552%, 5/12/2045	Aaa	2,909,862	2,986,566
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A4[5], 5.905%, 4/15/2045	Aaa	991,437	1,014,017
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class A3[7], 4.07%, 11/15/2043	AAA[4]	750,000	805,284
JP Morgan Mortgage Trust, Series 2013-1, Class 1A2[5,7], 3.00%, 3/25/2043	WR6	971,160	945,959
JP Morgan Mortgage Trust, Series 2013-2, Class A2[5,7], 3.50%, 5/25/2043	AAA[4]	1,123,747	1,129,629
JP Morgan Mortgage Trust, Series 2014-2, Class 1A1[5,7], 3.00%, 6/25/2029	AAA[4]	1,500,630	1,524,664
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2[7], 2.767%, 1/20/2041	Aaa	1,425,000	1,445,410
Morgan Stanley Capital I Trust, Series 2005-IQ10, Class A4A5, 5.23%, 9/15/2042	Aaa	4,801	4,798
Morgan Stanley Capital I Trust, Series 2006-HQ10, Class A4, 5.328%, 11/12/2041	Aaa	1,670,878	1,729,090
Morgan Stanley Capital I Trust, Series 2011-C1, Class A2[7], 3.884%, 9/15/2047	AAA[4]	137,554	138,632
Motel 6 Trust, Series 2015-MTL6, Class B7, 3.298%, 2/5/2030	WR6	1,900,000	1,895,054
New Residential Mortgage Loan Trust, Series 2014-3A, Class AFX3[5,7], 3.75%, 11/25/2054	AAA[4]	1,865,442	1,912,923
OBP Depositor LLC Trust, Series 2010-OBP, Class A7, 4.646%, 7/15/2045	AAA[4]	420,000	461,929
Resource Capital Corp., Series 2013-CRE1, Class A (Cayman Islands)[5,7], 1.486%, 12/15/2028	AAA[4]	168,039	168,017
SCG Trust, Series 2013-SRP1, Class AJ5,7, 2.136%, 11/15/2026	AAA[4]	2,000,000	2,005,922
Sequoia Mortgage Trust, Series 2011-2, Class A1[5], 3.90%, 9/25/2041	WR6	508,132	523,716
Sequoia Mortgage Trust, Series 2012-2, Class A2[5], 3.50%, 4/25/2042	WR6	881,478	890,891
Sequoia Mortgage Trust, Series 2013-2, Class A1[5], 1.874%, 2/25/2043	AAA[4]	1,124,082	1,019,709
Sequoia Mortgage Trust, Series 2013-7, Class A2[5], 3.00%, 6/25/2043	AAA[4]	880,250	848,341
Sequoia Mortgage Trust, Series 2013-8, Class A1[5], 3.00%, 6/25/2043	Aaa	1,209,005	1,165,934

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT2/ SHARES		VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

Vornado DP LLC Trust, Series 2010-VNO, Class A2FX7, 4.004%, 9/13/2028	AAA[4]		1,195,000	$1,283,009
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4[5], 5.262%, 10/15/2044	Aaa		388,862	389,259
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class AM5, 5.334%, 12/15/2044	A2		1,060,000	1,070,971
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class A3[5], 6.011%, 6/15/2045	Aaa		1,220,000	1,254,353
Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class A2[7], 4.393%, 11/15/2043	Aaa		1,350,000	1,470,953
WF-RBS Commercial Mortgage Trust, Series 2011-C2, Class A4[5,7], 4.869%, 2/15/2044	Aaa		1,550,000	1,717,925
WinWater Mortgage Loan Trust, Series 2015-1, Class A1[5,7], 3.50%, 1/20/2045	WR6		1,743,791	1,771,725
WinWater Mortgage Loan Trust, Series 2015-3, Class A5[5,7], 3.50%, 3/20/2045	Aaa		2,229,810	2,277,523

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $76,099,545)				75,386,987

FOREIGN GOVERNMENT BONDS - 3.5%
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2		1,300,000	1,615,250
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3	CLP	1,800,000,000	3,005,087
Malaysia Government Bond (Malaysia), 4.262%, 9/15/2016	A3	MYR	8,905,000	2,392,141
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3	MXN	55,455,000	3,604,909
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3	MXN	64,000,000	4,140,579
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	35,000,000	2,489,067
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	126,000,000	8,305,017

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $29,674,948)				25,552,050

MUTUAL FUNDS - 3.9%
iShares iBoxx $ High Yield Corporate Bond ETF			158,310	14,057,928
PowerShares Senior Loan Portfolio			595,450	14,165,755

TOTAL MUTUAL FUNDS
(Identified Cost $28,749,260)				28,223,683

U.S. GOVERNMENT AGENCIES - 3.0%
Mortgage-Backed Securities - 3.0%
Fannie Mae, Pool #888468, 5.50%, 9/1/2021			918,197	997,863
Fannie Mae, Pool #995233, 5.50%, 10/1/2021			75,620	81,419
Fannie Mae, Pool #888017, 6.00%, 11/1/2021			90,172	98,993
Fannie Mae, Pool #995329, 5.50%, 12/1/2021			630,490	683,792
Fannie Mae, Pool #888136, 6.00%, 12/1/2021			111,683	122,316

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae, Pool #888810, 5.50%, 11/1/2022	1,111,264	$1,208,111
Fannie Mae, Pool #AD0462, 5.50%, 10/1/2024	68,134	74,642
Fannie Mae, Pool #MA0115, 4.50%, 7/1/2029	197,902	214,998
Fannie Mae, Pool #MA1834, 4.50%, 2/1/2034	634,645	691,417
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034	1,324,474	1,418,601
Fannie Mae, Pool #918516, 5.50%, 6/1/2037	331,201	371,421
Fannie Mae, Pool #933731, 5.50%, 4/1/2038	394,190	442,171
Fannie Mae, Pool #889624, 5.50%, 5/1/2038	465,573	521,976
Fannie Mae, Pool #995876, 6.00%, 11/1/2038	1,139,822	1,295,098
Fannie Mae, Pool #AD0307, 5.50%, 1/1/2039	467,182	523,780
Freddie Mac, Pool #G11850, 5.50%, 7/1/2020	339,995	363,010
Freddie Mac, Pool #G12610, 6.00%, 3/1/2022	108,359	118,327
Freddie Mac, Pool #G12655, 6.00%, 5/1/2022	79,055	86,575
Freddie Mac, Pool #G12988, 6.00%, 1/1/2023	61,260	67,669
Freddie Mac, Pool #G13078, 6.00%, 3/1/2023	108,698	119,735
Freddie Mac, Pool #G13331, 5.50%, 10/1/2023	47,525	52,012
Freddie Mac, Pool #C91359, 4.50%, 2/1/2031	447,016	485,402
Freddie Mac, Pool #D98711, 4.50%, 7/1/2031	1,077,647	1,175,798
Freddie Mac, Pool #C91746, 4.50%, 12/1/2033	1,079,042	1,173,280
Freddie Mac, Pool #C91754, 4.50%, 3/1/2034	310,837	338,295
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034	1,353,630	1,446,056
Freddie Mac, Pool #C91811, 4.00%, 1/1/2035	2,076,179	2,218,589
Freddie Mac, Pool #G07655, 5.50%, 12/1/2035	1,156,070	1,296,702
Freddie Mac, Pool #G04176, 5.50%, 5/1/2038	518,663	580,284
Freddie Mac, Pool #A78227, 5.50%, 6/1/2038	588,203	658,646
Freddie Mac, Pool #G05956, 5.50%, 7/1/2038	418,454	468,225
Freddie Mac, Pool #G05671, 5.50%, 8/1/2038	45,716	51,151
Freddie Mac, Pool #G05900, 6.00%, 3/1/2040	380,869	430,549
Freddie Mac, Pool #G07589, 5.50%, 6/1/2041	1,400,089	1,566,432

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $20,960,069)		21,443,335

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 4.6%

Dreyfus Cash Management, Inc. - Institutional Shares[14], 0.04%,
(Identified Cost $33,285,393)	33,285,393	$33,285,393

TOTAL INVESTMENTS - 101.7%
(Identified Cost $738,803,270)		733,207,426
LIABILITIES, LESS OTHER ASSETS - (1.7%)		(12,282,026)

NET ASSETS - 100%		$720,925,400

CLP - Chilean Peso

ETF - Exchange-Traded Fund

IO - Interest only

MXN - Mexican Peso

MYR - Malaysian Ringgit

1Credit ratings from Moody’s (unaudited).

2Amount is stated in USD unless otherwise noted.

3This security is unsettled and the coupon rate has not yet been determined as of June 30, 2015.

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of June 30, 2015.

6Credit rating has been withdrawn. As of June 30, 2015, there is no rating available (unaudited).

7Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $193,180,335 or 26.8%, of the Series’ net assets as of June 30, 2015 (see Note 2 to the financial statements).

8Security is perpetual in nature and has no stated maturity date.

9The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

10The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

11The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

12The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

13Represents a Payment-In-Kind bond.

14Rate shown is the current yield as of June 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $738,803,270) (Note 2)	$733,207,426
Cash	37,022
Receivable for securities sold	14,859,783
Interest receivable	5,507,431
Receivable for fund shares sold	138,143
Dividends receivable	1,469
Prepaid and other expenses	1,138

TOTAL ASSETS	753,752,412

LIABILITIES:

Accrued management fees (Note 3)	283,405
Accrued shareholder services fees (Class S) (Note 3)	150,381
Accrued fund accounting and administration fees (Note 3)	35,440
Accrued transfer agent fees (Note 3)	5,695
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for securities purchased	30,976,115
Payable for fund shares repurchased	1,324,613
Other payables and accrued expenses	50,981

TOTAL LIABILITIES	32,827,012

TOTAL NET ASSETS	$720,925,400

NET ASSETS CONSIST OF:

Capital stock	$692,469
Additional paid-in-capital	716,932,527
Undistributed net investment income	2,477,458
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	6,422,322
Net unrealized appreciation (depreciation) on investments, foreign currency and translation of other assets and liabilities	(5,599,376)

TOTAL NET ASSETS	$720,925,400

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S
($681,329,180/65,062,107 shares)	$10.47

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I
($39,596,220/4,184,745 shares)	$9.46

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$13,625,547
Dividends (net of foreign taxes withheld, $3,668)	255,017

Total Investment Income	13,880,564

EXPENSES:

Management fees (Note 3)	1,716,957
Shareholder services fees (Class S) (Note 3)	867,428
Fund accounting and administration fees (Note 3)	72,779
Transfer agent fees (Note 3)	8,770
Directors’ fees (Note 3)	7,303
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	19,544
Miscellaneous	67,081

Total Expenses	2,761,086
Less reduction of expenses (Note 3)	(2,802)

Net Expenses	2,758,284

NET INVESTMENT INCOME	11,122,280

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain on-
Investments	5,390,189
Foreign currency transactions and translation of other assets and liabilities	7,342

5,397,531

Net change in unrealized appreciation (depreciation) on-
Investments	(11,511,313)
Foreign currency and translation of other assets and liabilities	(395)

(11,511,708)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(6,114,177)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,008,103

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$11,122,280	$23,039,953
Net realized gain on investments and foreign currency	5,397,531	12,001,464
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(11,511,708)	(13,554,963)

Net increase from operations	5,008,103	21,486,454

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(7,862,587)	(20,951,102)
From net investment income (Class I)	(782,235)	(2,159,679)
From net realized gain on investments (Class S)	—	(7,741,329)
From net realized gain on investments (Class I)	—	(979,791)

Total distributions to shareholders	(8,644,822)	(31,831,901)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(34,946,283)	96,977,718

Net increase (decrease) in net assets	(38,583,002)	86,632,271

NET ASSETS:

Beginning of period	759,508,402	672,876,131

End of period (including undistributed net investment income of $2,477,458 and $0, respectively)	$720,925,400	$759,508,402

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/15 (UNAUDITED)		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.53		$10.65	$11.27	$10.67	$10.96	$10.49

Income (loss) from investment operations:
Net investment income[1]	0.15		0.34	0.37	0.45	0.51	0.55
Net realized and unrealized gain (loss) on investments	(0.09)		(0.00)[2]	(0.38)	0.70	0.03	0.51

Total from investment operations	0.06		0.34	(0.01)	1.15	0.54	1.06

Less distributions to shareholders:
From net investment income	(0.12)		(0.34)	(0.37)	(0.45)	(0.51)	(0.52)
From net realized gain on investments	—		(0.12)	(0.24)	(0.10)	(0.32)	(0.07)

Total distributions to shareholders	(0.12)		(0.46)	(0.61)	(0.55)	(0.83)	(0.59)

Net asset value - End of period	$10.47		$10.53	$10.65	$11.27	$10.67	$10.96

Net assets - End of period (000’s omitted)	$681,329		$680,719	$653,668	$631,082	$569,583	$535,355

Total return[3]	0.57%		3.18%	(0.02% )	10.94%	4.91%	10.18%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%	0.75%	0.75%	0.75%	0.76%
Net investment income	2.89%	[4]	3.16%	3.35%	4.01%	4.56%	4.92%
Portfolio turnover	68%		53%	49%	41%	35%	31%

*Effective August 1, 2013, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	0.00%	[4,5]	N/A	0.00% [5]	N/A	N/A	0.00% [5]

1Calculated based on average shares outstanding during the periods.

2Less than $(0.01).

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

4Annualized.

5Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14	FOR THE PERIOD 8/1/13[1] TO 12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.52	$9.68	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.15	0.34	0.15
Net realized and unrealized gain (loss) on investments	(0.08)	(0.02)	0.00[3]

Total from investment operations	0.07	0.32	0.15

Less distributions to shareholders:
From net investment income	(0.13)	(0.36)	(0.23)
From net realized gain on investments	—	(0.12)	(0.24)

Total distributions to shareholders	(0.13)	(0.48)	(0.47)

Net asset value - End of period	$9.46	$9.52	$9.68

Net assets - End of period (000’s omitted)	$39,596	$78,789	$19,209

Total return[4]	0.75%	3.36%	1.60%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.50%[5]	0.50%	0.50%[5]
Net investment income	3.20%[5]	3.42%	3.55%[5]
Portfolio turnover	68%	53%	49%
*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:
	0.00%[5,6]	N/A	0.00%[5,6]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01 per share.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

Unconstrained Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

Unconstrained Bond Series, formerly known as Core Plus Bond Series, (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objective is to provide long-term total return, and its secondary objective is to provide preservation of capital.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 125 million have been designated as Unconstrained Bond Series Class S common stock and 100 million have been designated as Unconstrained Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Debt securities:
Loan assignments	$48,771,686	$—	$48,771,686	$—
U.S. Treasury and other U.S. Government agencies	21,443,335	—	21,443,335	—
Corporate debt:
Consumer Discretionary	59,329,383	—	59,329,383	—
Consumer Staples	11,076,356	—	11,076,356	—
Energy	52,277,816	—	52,277,816	—
Financials	228,408,140	—	228,408,140	—
Health Care	15,970,134	—	15,970,134	—
Industrials	56,308,995	—	56,308,995	—
Information Technology	20,537,815	—	20,537,815	—
Materials	19,740,305	—	19,740,305	—
Telecommunication Services	17,010,338	—	17,010,338	—
Utilities	5,783,348	—	5,783,348	—
Asset-backed securities	14,101,662	—	14,101,662	—
Commercial mortgage-backed securities	75,386,987	—	75,386,987	—
Foreign government bonds	25,552,050	—	25,552,050	—

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Mutual funds	$61,509,076	$61,509,076	$—	$—

Total assets	$733,207,426	$61,509,076	$671,698,350	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific examples are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Forward Foreign Currency Exchange Contracts (continued)

associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. The Series did not hold any forward foreign currency exchange contracts during the six months ended June 30, 2015.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2015.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2015.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2015.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.45% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.50% of average daily net assets each year. For the six months ended June 30, 2015, the Advisor waived fees of $2,802, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each Series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $437,930,723 and $445,019,248, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $69,798,446 and $70,893,821, respectively.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Unconstrained Bond Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	5,233,282	$55,539,579	9,467,982	$102,470,115
Reinvested	726,961	7,643,369	2,604,702	27,789,942
Repurchased	(5,562,947)	(58,968,183)	(8,805,748)	(95,274,990)

Total	397,296	$4,214,765	3,266,936	$34,985,067

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,749,102	$16,779,950	6,679,760	$65,876,921
Reinvested	58,681	557,539	205,053	1,971,555
Repurchased	(5,896,459)	(56,498,537)	(596,521)	(5,855,825)

Total	(4,088,676)	$(39,161,048)	6,288,292	$61,992,651

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these

Unconstrained Bond Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments and Loan Assignments (continued)

contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. Loan assignment investments held by the Series as of June 30, 2015 are disclosed in the Investment Portfolio.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Ordinary income	$23,011,079
Long-term capital gains	8,820,822

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$738,803,270
Unrealized appreciation	7,225,985
Unrealized depreciation	(12,821,829)

Net unrealized depreciation	$(5,595,844)

{This page intentionally left blank}

Unconstrained Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNCPB-6/15-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

HIGH YIELD BOND SERIES

High Yield Bond Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,031.00	$5.44	1.08%
Hypothetical
(5% return before expenses)	$1,000.00	$1,019.44	$5.41	1.08%
Class I
Actual	$1,000.00	$1,032.60	$4.18	0.83%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.68	$4.16	0.83%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

High Yield Bond Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

High Yield Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

LOAN ASSIGNMENTS - 5.8%

CPI International, Inc., 1st Lien Term Loan B2 , 4.25%, 11/17/2017	B3	$ 2,977,387	$ 2,966,222
Crown Castle Operating Co., 1st Lien Term Loan B2[2], 3.00%, 1/31/2021	BBB[3]	3,939,992	3,914,657
NRG Energy, Inc. Term B2, 2.75%, 7/1/2018	BB3	3,944,521	3,910,322
Valeant Pharmaceuticals International, Inc., Term Loan D2[2], 3.50%, 2/13/2019	Ba1	4,000,000	3,988,320

TOTAL LOAN ASSIGNMENTS
(Identified Cost $14,831,134)			14,779,521

CORPORATE BONDS - 87.0%

Non-Convertible Corporate Bonds - 87.0%
Consumer Discretionary - 15.5%
Auto Components - 2.0%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3	2,455,000	2,501,031
Techniplas LLC[4], 10.00%, 5/1/2020	Caa1	2,580,000	2,599,350

			5,100,381

Hotels, Restaurants & Leisure - 1.0%
International Game Technology plc (United Kingdom)[4], 6.25%, 2/15/2022	Ba2	2,635,000	2,516,425

Household Durables - 6.1%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[4], 6.125%, 7/1/2022	B1	4,601,000	4,531,985
Brookfield Residential Properties, Inc. (Canada)[4], 6.375%, 5/15/2025	B1	525,000	514,500
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	1,460,000	1,576,800
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	2,250,000	2,401,875
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	B1	3,820,000	3,743,600
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	3,180,000	3,005,100

			15,773,860

Media - 6.4%
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.125%, 5/1/2023	B1	1,760,000	1,711,600
CCO Holdings LLC - CCO Holdings Capital Corp.[4], 5.375%, 5/1/2025	B1	2,055,000	2,001,056
Cogeco Cable, Inc. (Canada)[4], 4.875%, 5/1/2020	BB3	3,830,000	3,887,450
Columbus International, Inc. (Barbados)[4], 7.375%, 3/30/2021	Ba3	3,440,000	3,698,000
Sirius XM Radio, Inc.[4], 5.375%, 4/15/2025	Ba3	2,650,000	2,557,250
VTR Finance B.V. (Chile)[4], 6.875%, 1/15/2024	B1	2,480,000	2,534,188

			16,389,544

Total Consumer Discretionary			39,780,210

Consumer Staples - 10.7%
Beverages - 1.0%
DS Services of America, Inc.[4], 10.00%, 9/1/2021	Ba3	2,115,000	2,474,550

The accompanying notes are an integral part of the financial statements.

3

High Yield Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Staples (continued)
Food & Staples Retailing - 3.3%
C&S Group Enterprises LLC[4], 5.375%, 7/15/2022	B1	$ 3,720,000	$ 3,496,800
KeHE Distributors LLC - KeHE Finance Corp.[4], 7.625%, 8/15/2021	B3	2,305,000	2,420,250
Shearer’s Foods LLC - Chip Finance Corp.[4], 9.00%, 11/1/2019	B1	2,390,000	2,569,250

			8,486,300

Food Products - 2.6%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	Baa3	2,805,000	3,295,875
Pinnacle Operating Corp.[4], 9.00%, 11/15/2020	Caa1	3,435,000	3,409,237

			6,705,112

Household Products - 2.6%
HRG Group, Inc., 7.875%, 7/15/2019	Ba3	3,385,000	3,571,175
HRG Group, Inc., 7.75%, 1/15/2022	Caa1	3,100,000	3,022,500

			6,593,675

Tobacco - 1.2%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	2,970,000	3,177,900

Total Consumer Staples			27,437,537

Energy - 7.8%
Energy Equipment & Services - 4.0%
Calfrac Holdings LP (Canada)[4], 7.50%, 12/1/2020	B3	2,470,000	2,280,798
FTS International, Inc., 6.25%, 5/1/2022	Caa2	2,470,000	1,815,450
Parker Drilling Co., 6.75%, 7/15/2022	B1	2,325,000	2,005,313
Seventy Seven Operating LLC, 6.625%, 11/15/2019	B3	2,395,000	1,892,050
Shelf Drilling Holdings Ltd. (United Arab Emirates)[4], 8.625%, 11/1/2018	Ba3	2,590,000	2,305,100

			10,298,711

Oil, Gas & Consumable Fuels - 3.8%
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3	2,445,000	788,513
PBF Holding Co. LLC - PBF Finance Corp., 8.25%, 2/15/2020	Ba3	2,435,000	2,575,013
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3	4,155,000	4,238,100
WPX Energy, Inc., 6.00%, 1/15/2022	Ba1	2,250,000	2,221,875

			9,823,501

Total Energy			20,122,212

Financials - 20.3%
Banks - 4.9%
CIT Group, Inc., 5.25%, 3/15/2018	B1	2,535,000	2,620,556
Citigroup, Inc.[2,5], 5.95%	Ba2	2,505,000	2,417,826
Lloyds Bank plc (United Kingdom)[4,5,6], 12.00%	Ba1	1,015,000	1,451,450
Popular, Inc., 7.00%, 7/1/2019	B1	4,840,000	4,840,000
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023	Ba2	1,170,000	1,243,987

			12,573,819

The accompanying notes are an integral part of the financial statements.

4

High Yield Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Capital Markets - 1.5%
Drawbridge Special Opportunities Fund LP - Drawbridge Special Opportunities Finance[4], 5.00%, 8/1/2021	BBB[3]	$ 3,725,000	$ 3,725,000

Consumer Finance - 2.7%
CNG Holdings, Inc.[4], 9.375%, 5/15/2020	Caa1	2,600,000	1,885,000
Navient Corp., 6.125%, 3/25/2024	Ba3	5,365,000	5,136,988

			7,021,988

Diversified Financial Services - 2.0%
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 7.375%, 4/1/2020	B1	2,970,000	2,918,025
Jefferies Finance LLC - JFIN Co-Issuer Corp.[4], 6.875%, 4/15/2022	B1	2,400,000	2,340,000

			5,258,025

Real Estate Investment Trusts (REITS) - 4.0%
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	4,595,000	4,652,437
Qualitytech LP - QTS Finance Corp., 5.875%, 8/1/2022	B2	2,437,000	2,449,185
Rialto Holdings LLC - Rialto Corp.[4], 7.00%, 12/1/2018	B2	3,085,000	3,208,400

			10,310,022

Real Estate Management & Development - 2.0%
Forestar USA Real Estate Group, Inc.[4], 8.50%, 6/1/2022	B2	2,350,000	2,438,125
Greystar Real Estate Partners LLC[4], 8.25%, 12/1/2022	B2	2,500,000	2,637,500

			5,075,625

Thrifts & Mortgage Finance - 3.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3	3,125,000	3,257,813
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[4], 5.875%, 8/1/2021	Ba3	3,335,000	3,243,287
Prospect Holding Co. LLC - Prospect Holding Finance Co.[4], 10.25%, 10/1/2018	B2	2,470,000	1,630,200

			8,131,300

Total Financials			52,095,779

Health Care - 4.6%
Health Care Equipment & Supplies - 0.6%
Halyard Health, Inc.[4], 6.25%, 10/15/2022	B2	1,380,000	1,445,550

Health Care Providers & Services - 1.1%
Fresenius US Finance II, Inc. (Germany)[4], 9.00%, 7/15/2015	Ba1	2,925,000	2,929,680

Pharmaceuticals - 2.9%
Concordia Healthcare Corp. (Canada)[4], 7.00%, 4/15/2023	B3	2,500,000	2,500,000
Horizon Pharma Financing, Inc.[4], 6.625%, 5/1/2023	B2	2,500,000	2,606,250

The accompanying notes are an integral part of the financial statements.

5

High Yield Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Health Care (continued)
Pharmaceuticals (continued)
Mallinckrodt International Finance S.A. - Mallinckrodt CB LLC[4], 5.50%, 4/15/2025	B1	$ 2,500,000	$ 2,425,000

			7,531,250

Total Health Care			11,906,480

Industrials - 13.9%
Aerospace & Defense - 1.4%
DigitalGlobe, Inc.[4], 5.25%, 2/1/2021	B1	3,779,000	3,698,696

Air Freight & Logistics - 1.0%
Neovia Logistics Intermediate Holdings LLC - Logistics Intermediate Finance Corp.[4,7], 10.00%, 2/15/2018	Caa2	2,485,000	2,472,575

Airlines - 2.3%
Allegiant Travel Co., 5.50%, 7/15/2019	B1	3,645,000	3,672,338
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B4, 6.375%, 1/2/2016	Baa3	2,290,000	2,341,525

			6,013,863

Commercial Services & Supplies - 1.8%
Constellis Holdings LLC - Constellis Finance Corp.[4], 9.75%, 5/15/2020	B3	2,590,000	2,499,350
Modular Space Corp.[4], 10.25%, 1/31/2019	B3	2,390,000	2,067,350

			4,566,700

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[4], 7.75%, 2/1/2020	B2	295,000	292,050

Machinery - 3.4%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1	2,720,000	2,726,800
SPL Logistics Escrow LLC - SPL Logistics Finance Corp.[4], 8.875%, 8/1/2020	B2	2,760,000	2,925,600
Waterjet Holdings, Inc.[4], 7.625%, 2/1/2020	B2	2,925,000	3,042,000

			8,694,400

Trading Companies & Distributors - 3.9%
Aircastle Ltd., 5.50%, 2/15/2022	Ba2	2,446,000	2,496,461
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2	3,485,000	3,589,550
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	1,600,000	1,620,000
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2	2,000,000	2,188,220

			9,894,231

Total Industrials			35,632,515

Materials - 4.5%
Chemicals - 1.4%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[4], 6.75%, 10/15/2019	B2	3,610,000	3,664,150

The accompanying notes are an integral part of the financial statements.

6

High Yield Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT/ SHARES	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Materials (continued)
Containers & Packaging - 2.0%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[2,4], 3.286%, 12/15/2019	Ba3	$5,230,000	$5,086,175

Metals & Mining - 1.1%
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[4], 7.375%, 2/1/2020	B1	2,890,000	2,918,900

Total Materials			11,669,225

Telecommunication Services - 4.2%
Diversified Telecommunication Services - 1.0%
Windstream Services LLC, 7.875%, 11/1/2017	B1	2,525,000	2,682,813

Wireless Telecommunication Services - 3.2%
Altice Financing S.A. (Luxembourg)[4], 6.50%, 1/15/2022	B1	4,960,000	4,960,000
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	3,025,000	3,180,031

			8,140,031

Total Telecommunication Services			10,822,844

Utilities - 5.5%
Independent Power and Renewable Electricity Producers - 5.5%
Abengoa Yield plc (Spain)[4], 7.00%, 11/15/2019	BB3	3,845,000	3,960,350
ContourGlobal Power Holdings S.A. (France)[4], 7.125%, 6/1/2019	B3	3,560,000	3,729,100
NRG Energy, Inc., 6.25%, 7/15/2022	B1	2,400,000	2,436,000
Talen Energy Supply LLC[4], 5.125%, 7/15/2019	Ba3	3,980,000	3,900,400

Total Utilities			14,025,850

Total Non-Convertible Corporate Bonds (Identified Cost $228,776,266)			223,492,652

MUTUAL FUND - 1.9%

iShares iBoxx $ High Yield Corporate Bond ETF (Identified Cost $4,994,847)		55,510	4,929,288

SHORT-TERM INVESTMENT - 3.3%

Dreyfus Cash Management, Inc. - Institutional Shares[8], 0.04%, (Identified Cost $8,452,131)		8,452,131	8,452,131

TOTAL INVESTMENTS - 98.0% (Identified Cost $257,054,378)			251,653,592
OTHER ASSETS, LESS LIABILITIES - 2.0%			5,191,004

NET ASSETS - 100%			$256,844,596

The accompanying notes are an integral part of the financial statements.

7

High Yield Bond Series

Investment Portfolio - June 30, 2015

(unaudited)

ETF - Exchange-Traded Fund

1Credit ratings from Moody’s (unaudited).

2The coupon rate is floating and is the effective rate as of June 30, 2015.

3Credit ratings from S&P (unaudited).

4Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $130,449,477 or 50.8% of the Series’ net assets as of June 30, 2015 (see Note 2 to the financial statements).

5Security is perpetual in nature and has no stated maturity date.

6The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

7Represents a Payment-In-Kind bond.

8Rate shown is the current yield as of June 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

8

High Yield Bond Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $257,054,378) (Note 2)	$251,653,592
Cash	20,533
Interest receivable	4,493,461
Receivable for securities sold	1,309,611
Receivable for fund shares sold	90,906
Dividends receivable	508
Prepaid expenses	326

TOTAL ASSETS	257,568,937

LIABILITIES:

Accrued management fees (Note 3)	171,059
Accrued shareholder services fees (Class S) (Note 3)	45,629
Accrued fund accounting and administration fees (Note 3)	15,174
Accrued transfer agent fees (Note 3)	4,432
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for fund shares repurchased	449,868
Other payables and accrued expenses	37,797

TOTAL LIABILITIES	724,341

TOTAL NET ASSETS	$256,844,596

NET ASSETS CONSIST OF:

Capital stock	$259,041
Additional paid-in-capital	262,378,655
Undistributed net investment income	1,610,918
Accumulated net realized loss on investments	(2,003,232)
Net unrealized appreciation (depreciation) on investments	(5,400,786)

TOTAL NET ASSETS	$256,844,596

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($204,968,123/20,177,017 shares)	$10.16

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($51,876,473/5,727,065 shares)	$9.06

The accompanying notes are an integral part of the financial statements.

9

High Yield Bond Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest	$7,618,496
Dividends	200,078

Total Investment Income	7,818,574

EXPENSES:

Management fees (Note 3)	961,798
Shareholder services fees (Class S) (Note 3)	257,163
Fund accounting and administration fees (Note 3)	33,302
Transfer agent fees (Note 3)	9,594
Directors’ fees (Note 3)	2,873
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	5,782
Miscellaneous	54,481

Total Expenses	1,326,217

NET INVESTMENT INCOME	6,492,357

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(1,576,383)
Net change in unrealized appreciation (depreciation) on investments	2,943,410

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	1,367,027

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,859,384

The accompanying notes are an integral part of the financial statements.

10

High Yield Bond Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$6,492,357	$11,718,547
Net realized gain (loss) on investments	(1,576,383)	5,867,932
Net change in unrealized appreciation (depreciation) on investments	2,943,410	(12,738,672)

Net increase from operations	7,859,384	4,847,807

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(3,860,724)	(9,427,102)
From net investment income (Class I)	(1,169,880)	(2,140,735)
From net realized gain on investments (Class S)	—	(6,037,874)
From net realized gain on investments (Class I)	—	(1,355,223)

Total distributions to shareholders	(5,030,604)	(18,960,934)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	9,658,048	42,249,663

Net increase in net assets	12,486,828	28,136,536

NET ASSETS:

Beginning of period	244,357,768	216,221,232

End of period (including undistributed net investment income of $1,610,918 and $149,165, respectively)	$256,844,596	$244,357,768

The accompanying notes are an integral part of the financial statements.

11

High Yield Bond Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED
	6/30/15 (UNAUDITED)		12/31/14	12/31/13	12/31/12	12/31/11	12/31/10
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$10.04		$10.64	$10.75	$10.30	$10.74	$10.37

Income from investment operations:
Net investment income[1]	0.25		0.52	0.54	0.63	0.69	0.75
Net realized and unrealized gain (loss) on investments	0.06		(0.30)	0.21	0.83	(0.17)	0.66

Total from investment operations	0.31		0.22	0.75	1.46	0.52	1.41

Less distributions to shareholders:
From net investment income	(0.19)		(0.50)	(0.53)	(0.64)	(0.67)	(0.75)
From net realized gain on investments	—		(0.32)	(0.33)	(0.37)	(0.29)	(0.29)

Total distributions to shareholders	(0.19)		(0.82)	(0.86)	(1.01)	(0.96)	(1.04)

Net asset value - End of period	$10.16		$10.04	$10.64	$10.75	$10.30	$10.74

Net assets - End of period (000’s omitted)	$204,968		$202,772	$191,922	$179,187	$175,350	$158,181

Total return[2]	3.10%		2.04%	7.17%	14.46%	4.87%	13.59%
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.08%	[3]	1.11%	1.12%	1.10%	1.12%	1.14%
Net investment income	5.01%	[3]	4.78%	4.99%	5.83%	6.26%	6.79%
Portfolio turnover	44%		104%	93%	91%	63%	54%

* Effective August 1, 2012, the shares of the Series have been designated as Class S.

** For certain periods presented, the investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

	N/A		N/A	N/A	N/A	N/A	0.00%[4]

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

3Annualized.

4Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

12

High Yield Bond Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEARS ENDED		FOR THE PERIOD 8/1/12[1] TO 12/31/12
			12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):

Net asset value - Beginning of period	$8.97		$9.59	$9.78	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.24		0.49	0.52	0.25
Net realized and unrealized gain (loss) on investments	0.05		(0.26)	0.18	0.30

Total from investment operations	0.29		0.23	0.70	0.55

Less distributions to shareholders:
From net investment income	(0.20)		(0.53)	(0.56)	(0.40)
From net realized gain on investments	—		(0.32)	(0.33)	(0.37)

Total distributions to shareholders	(0.20)		(0.85)	(0.89)	(0.77)

Net asset value - End of period	$9.06		$8.97	$9.59	$9.78

Net assets - End of period (000’s omitted)	$51,876		$41,586	$24,299	$14,002

Total return[3]	3.26%		2.33%	7.35%	5.59%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.83%	[4]	0.86%	0.87%	0.87% [4]
Net investment income	5.28%	[4]	5.05%	5.24%	5.90% [4]
Portfolio turnover	44%		104%	93%	91%

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

13

High Yield Bond Series

Notes to Financial Statements

(unaudited)

1.	Organization

High Yield Bond Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide a high level of long-term total return by investing principally in non-investment grade fixed income securities that are issued by government and corporate entities.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The series is authorized to issue two classes of shares (Class S & Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 125 million have been designated as High Yield Bond Series Class S common stock and 100 million have been designated as High Yield Bond Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds, loan assignments, and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

The fair value of loan assignments is estimated using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Loan assignments are generally categorized in Level 2 of the fair value hierarchy, unless key inputs are unobservable, in which case they would be categorized in Level 3.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level

14

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
Loan assignments	$14,779,521	$—	$14,779,521	$—
Corporate debt:
Consumer Discretionary	39,780,210	—	39,780,210	—
Consumer Staples	27,437,537	—	27,437,537	—
Energy	20,122,212	—	20,122,212	—
Financials	52,095,779	—	52,095,779	—
Health Care	11,906,480	—	11,906,480	—
Industrials	35,632,515	—	35,632,515	—
Materials	11,669,225	—	11,669,225	—
Telecommunication Services	10,822,844	—	10,822,844	—
Utilities	14,025,850	—	14,025,850	—
Mutual funds	13,381,419	13,381,419	—	—

Total assets	$251,653,592	$13,381,419	$238,272,173	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the

15

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2015.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2015.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

16

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series on June 30, 2015.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the years ended December 31, 2011 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.75% of the Series’ average daily net assets.

17

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its management fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share class’ shareholder services fee, at no more than 0.95% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $114,849,576 and $107,788,711, respectively. There were no purchases or sales of U.S. Government securities.

18

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares of High Yield Bond Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,705,609	$17,375,697	3,953,447	$42,414,464
Reinvested	362,726	3,685,687	1,452,659	14,913,394
Repurchased	(2,081,526)	(21,238,067)	(3,259,439)	(35,201,730)

Total	(13,191)	$(176,683)	2,146,667	$22,126,128

CLASS I	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,858,747	$16,745,895	2,472,698	$23,897,041
Reinvested	115,506	1,046,462	360,518	3,313,848
Repurchased	(880,854)	(7,957,626)	(732,438)	(7,087,354)

Total	1,093,399	$9,834,731	2,100,778	$20,123,535

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments and Loan Assignments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

The Series may invest in a loan assignment of all or a portion of the loans. The Series has direct rights against the borrower on a loan when it purchases an assignment; however, the Series’ rights may be more limited than the lender from which it acquired the assignment and the Series may be able to enforce its rights only through an administrative agent. Loan assignments are vulnerable to market conditions and may become illiquid due to economic conditions or other events may reduce the demand for loan assignments and certain loan assignments which were liquid when purchased may become illiquid. Loan assignment investments held by the Series as of June 30, 2015 are disclosed in the Investment Portfolio.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital

19

High Yield Bond Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Ordinary income	$15,057,497
Long-term capital gains	3,903,437

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$257,277,648
Unrealized appreciation	2,411,384
Unrealized depreciation	(8,035,440)

Net unrealized depreciation	$(5,624,056)

20

{This page intentionally left blank}

21

High Yield Bond Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNHYB-6/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

EMERGING MARKETS SERIES

Emerging Markets Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 993.50	$5.68	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.09	$5.76	1.15%
Class I
Actual	$1,000.00	$ 993.50	$4.45	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.33	$4.51	0.90%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Emerging Markets Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

Emerging Markets Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 95.4%

Consumer Discretionary - 10.1%
Diversified Consumer Services - 5.7%
Fu Shou Yuan International Group Ltd. (China)[1]	2,276,000	$1,264,371
Kroton Educacional S.A. (Brazil)	1,223,050	4,673,325

		5,937,696

Internet & Catalog Retail - 1.9%
MakeMyTrip Ltd. (India)*	95,990	1,889,083

Media - 1.6%
Global Mediacom Tbk PT (Indonesia)[1]	19,040,380	1,667,453

Specialty Retail - 0.9%
Sa Sa International Holdings Ltd. (Hong Kong)[1]	1,747,610	945,995

Total Consumer Discretionary		10,440,227

Consumer Staples - 15.3%
Beverages - 4.5%
AMBEV S.A. - ADR (Brazil)*	272,830	1,664,263
Cia Cervecerias Unidas S.A. - ADR (Chile)	143,960	3,049,073

		4,713,336

Food & Staples Retailing - 2.0%
7-Eleven Malaysia Holdings Berhad (Malaysia)[1]	347,000	147,151
Raia Drogasil S.A. (Brazil)	150,000	1,934,161

		2,081,312

Food Products - 8.8%
Charoen Pokphand Foods PCL (Thailand)[1]	2,674,000	1,896,567
M Dias Branco S.A. (Brazil)	81,000	2,133,444
Sao Martinho S.A. (Brazil)	254,900	3,098,218
Tiger Brands Ltd. (South Africa)[1]	84,740	1,976,821

		9,105,050

Total Consumer Staples		15,899,698

Energy - 2.1%
Oil, Gas & Consumable Fuels - 2.1%
Cosan S.A. Industria e Comercio (Brazil)	274,220	2,216,445

Financials - 6.3%
Banks - 1.6%
ICICI Bank Ltd. - ADR (India)	161,450	1,682,309

Diversified Financial Services - 4.7%
IDFC Ltd. (India)[1]	880,050	2,037,601
JSE Ltd. (South Africa)[1]	271,000	2,862,140

		4,899,741

Total Financials		6,582,050

The accompanying notes are an integral part of the financial statements.

3

Emerging Markets Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)
Health Care - 24.0%
Health Care Equipment & Supplies - 8.1%
Ginko International Co. Ltd. (Taiwan)[1]	97,620	$1,226,968
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	5,178,000	3,863,730
St. Shine Optical Co. Ltd. (Taiwan)[1]	206,530	3,282,930

		8,373,628

Health Care Providers & Services - 10.5%
Apollo Hospitals Enterprise Ltd. (India)[1]	105,674	2,180,995
Fortis Healthcare Ltd. (India)*[1]	1,354,220	3,812,031
KPJ Healthcare Berhad (Malaysia)[1]	1,955,660	2,187,354
Siloam International Hospitals Tbk PT (Indonesia)[1]	2,545,100	2,748,880

		10,929,260

Pharmaceuticals - 5.4%
Glenmark Pharmaceuticals Ltd. (India)[1]	203,033	3,169,681
Lupin Ltd. (India)[1]	81,482	2,411,294

		5,580,975

Total Health Care		24,883,863

Industrials - 6.2%
Airlines - 2.1%
Gol Linhas Aereas Inteligentes S.A. - ADR (Brazil)	444,100	1,052,517
Latam Airlines Group S.A. - ADR (Chile)*	162,400	1,143,296

		2,195,813

Commercial Services & Supplies - 1.9%
MiX Telematics Ltd. - ADR (South Africa)*	254,040	1,978,972

Electrical Equipment - 1.6%
Teco Electric and Machinery Co. Ltd. (Taiwan)[1]	2,052,000	1,592,960

Marine - 0.6%
Sinotrans Shipping Ltd. - Class H (China)[1]	2,604,000	637,159

Total Industrials		6,404,904

Information Technology - 21.6%
Internet Software & Services - 14.3%
Alibaba Group Holding Ltd. - ADR (China)*	40,870	3,362,375
Baidu, Inc. - ADR (China)*	16,740	3,332,599
Qihoo 360 Technology Co. Ltd. - ADR (China)*	77,390	5,238,529
Tencent Holdings Ltd. - Class H (China)[1]	144,900	2,897,498

		14,831,001

Semiconductors & Semiconductor Equipment - 2.2%
MediaTek, Inc. (Taiwan)[1]	166,000	2,269,152

Software - 2.3%
TOTVS S.A. (Brazil)	194,410	2,438,019

The accompanying notes are an integral part of the financial statements.

4

Emerging Markets Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)
COMMON STOCKS (continued)
Information Technology (continued)
Technology Hardware, Storage & Peripherals - 2.8%
Samsung Electronics Co. Ltd. (South Korea)[1]	2,550	$2,893,195

Total Information Technology		22,431,367

Materials - 1.4%
Chemicals - 1.4%
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)	89,010	1,425,940

Telecommunication Services - 8.4%
Wireless Telecommunication Services - 8.4%
America Movil S.A.B. de C.V. - Class L - ADR (Mexico)	184,820	3,938,514
Bharti Infratel Ltd. (India)[1]	390,390	2,740,332
China Mobile Ltd. - Class H (China)[1]	160,430	2,052,528

Total Telecommunication Services		8,731,374

TOTAL COMMON STOCKS
(Identified Cost $97,763,633)		99,015,868

SHORT-TERM INVESTMENT - 5.4%
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04%,
(Identified Cost $5,643,279)	5,643,279	5,643,279

TOTAL INVESTMENTS - 100.8%
(Identified Cost $103,406,912)		104,659,147
LIABILITIES, LESS OTHER ASSETS - (0.8%)		(829,515)

NET ASSETS - 100%		$103,829,632

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries:

China - 21.8%; Brazil - 18.5%; India - 19.2%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Emerging Markets Series

Statement of Assets & Liabilities

June 30, 2015 (unaudited)

ASSETS:
Investments, at value (identified cost $103,406,912) (Note 2)	$104,659,147
Cash	30,108
Dividends receivable	93,566
Receivable for fund shares sold	46,437
Foreign tax reclaims receivable	1,785
Prepaid expenses	137

TOTAL ASSETS	104,831,180

LIABILITIES:
Accrued foreign capital gains tax (Note 2)	95,764
Accrued management fees (Note 3)	55,213
Accrued shareholder services fees (Class S) (Note 3)	20,629
Accrued fund accounting and administration fees (Note 3)	8,139
Accrued transfer agent fees (Note 3)	6,237
Accrued Chief Compliance Officer service fees (Note 3)	382
Accrued Directors’ fees (Note 3)	95
Payable for securities purchased	636,803
Accrued custodian fees	92,534
Payable for fund shares repurchased	79,194
Other payables and accrued expenses	6,558

TOTAL LIABILITIES	1,001,548

TOTAL NET ASSETS	$103,829,632

NET ASSETS CONSIST OF:
Capital stock	$113,140
Additional paid-in-capital	116,446,483
Undistributed net investment loss	(195,773)
Accumulated net realized loss on investments, foreign currency and translation of other assets and liabilities	(13,690,568)
Net unrealized appreciation on investments, (net of foreign capital gains tax of $95,764), foreign currency and translation of other assets and liabilities	1,156,350

TOTAL NET ASSETS	$103,829,632

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($93,491,995/10,188,270 shares)	$9.18

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($10,337,637/1,125,696 shares)	$9.18

The accompanying notes are an integral part of the financial statements.

6

Emerging Markets Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:
Dividends (net of foreign taxes withheld, $67,915)	$503,402

EXPENSES:
Management fees (Note 3)	379,509
Shareholder services fees (Class S)(Note 3)	115,257
Fund accounting and administration fees (Note 3)	24,475
Transfer agent fees (Note 3)	10,420
Directors’ fees (Note 3)	1,886
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	71,700
Miscellaneous	54,031

Total Expenses	658,502
Less reduction of expenses (Note 3)	(55,305)

Net Expenses	603,197

NET INVESTMENT LOSS	(99,795)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized loss on-
Investments	(13,910,260)
Foreign currency and translation of other assets and liabilities	(142,163)

(14,052,423)

Net change in unrealized appreciation (depreciation) on-
Investments (net of increase in accrued foreign capital gains tax of $92,243)	13,532,310
Foreign currency and translation of other assets and liabilities	77

13,532,387

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(520,036)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(619,831)

The accompanying notes are an integral part of the financial statements.

7

Emerging Markets Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)	$(99,795)	$3,019,367
Net realized gain (loss) on investments and foreign currency	(14,052,423)	4,130,363
Net change in unrealized appreciation (depreciation) on investments and foreign currency	13,532,387	(22,080,769)

Net decrease from operations	(619,831)	(14,931,039)

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class S)	—	(2,682,683)
From net investment income (Class I)	—	(550,665)
From net realized gain on investments (Class S)	—	(4,420,831)
From net realized gain on investments (Class I)	—	(784,320)

Total distributions to shareholders	—	(8,438,499)

CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 5)	(3,701,698)	25,548,419

Net increase (decrease) in net assets	(4,321,529)	2,178,881
NET ASSETS:
Beginning of period	108,151,161	105,972,280

End of period (including undistributed net investment loss of $195,773 and distributions in excess of net investment income of $95,978, respectively)	$103,829,632	$108,151,161

The accompanying notes are an integral part of the financial statements.

8

Emerging Markets Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEARS ENDED			FOR THE PERIOD 11/16/11[1] TO 12/31/11

			12/31/14	12/31/13	12/31/12
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.24		$11.40	$11.64	$9.85	$10.00

Income (loss) from investment operations:
Net investment income[2]	(0.01)		0.28 [3]	0.06	0.04	0.01
Net realized and unrealized gain (loss) on investments	(0.05)		(1.67)	0.95	2.20	(0.15)

Total from investment operations	(0.06)		(1.39)	1.01	2.24	(0.14)

Less distributions to shareholders:
From net investment income	—		(0.29)	(0.02)	(0.03)	(0.01)
From net realized gain on investments	—		(0.48)	(1.23)	(0.42)	—

Total distributions to shareholders	—		(0.77)	(1.25)	(0.45)	(0.01)

Net asset value - End of period	$9.18		$9.24	$11.40	$11.64	$9.85

Net assets - End of period (000’s omitted)	$93,492		$91,178	$104,884	$95,253	$78,114

Total return[4]	(0.65%	)	(12.24% )	8.91%	22.77%	(1.37% )
Ratios (to average net assets)/Supplemental Data:
Expenses**	1.15%	[5]	1.15%	1.20%	1.20%	1.20% [5]
Net investment income	(0.20%	)[5]	2.54% [3]	0.54%	0.39%	0.86% [5]
Portfolio turnover	38%		26%	44%	40%	0%

*Effective December 18, 2013, the shares of the Series have been designated as Class S.

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

0.10%	[5]	0.11%	0.09%	N/A	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Reflects a special dividend paid out during the period by one of the Series’ holdings. Had the Series not received the special dividend, the net investment income per share would have been $0.05 and the net investment income ratio would have been 0.48%.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived or reimbursed during certain periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

9

Emerging Markets Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEAR ENDED 12/31/14	FOR THE PERIOD 12/18/13[1] TO 12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.24		$11.40	$11.18

Income (loss) from investment operations:
Net investment income[2]	(0.00)[3]		0.43 [4]	0.01
Net realized and unrealized gain (loss) on investments	(0.06)		(1.79)	0.21

Total from investment operations	(0.06)		(1.36)	0.22

Less distributions to shareholders:
From net investment income	—		(0.32)	—
From net realized gain on investments	—		(0.48)	—

Total distributions to shareholders	—		(0.80)	—

Net asset value - End of period	$9.18		$9.24	$11.40

Net assets - End of period (000’s omitted)	$10,338		$16,973	$1,088

Total return[5]	(0.65%	)	(11.98% )	1.97%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.90%	[6]	0.90%	1.89%	[6]
Net investment income	(0.11%	)[6]	3.93% [4]	4.91%	[6,7]
Portfolio turnover	38%		26%	44%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratio (to average net assets) would have increased by the following amounts:

0.10%	[6]	0.14%	N/A

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Reflects a special dividend paid out during the period by one of the Series’ holdings. Had the Series not received the special dividend, the net investment income per share would have been $0.08 and the net investment income ratio would have been 0.72%.

5Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during certain periods. Periods less than one year are not annualized.

6Annualized.

7The annualized net investment income ratio may not be indicative of operating results for a full year.

The accompanying notes are an integral part of the financial statements.

10

Emerging Markets Series

Notes to Financial Statements

(unaudited)

1.	Organization

Emerging Markets Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as Emerging Markets Series Class S common stock, and 100 million have been designated as Emerging Markets Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

11

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$10,440,227	$6,562,408	$3,877,819	$—
Consumer Staples	15,899,698	11,879,159	4,020,539	—
Energy	2,216,445	2,216,445	—	—
Financials	6,582,050	1,682,309	4,899,741	—
Health Care	24,883,863	—	24,883,863	—
Industrials	6,404,904	4,174,785	2,230,119	—
Information Technology	22,431,367	14,371,522	8,059,845	—
Materials	1,425,940	1,425,940	—	—
Telecommunication Services	8,731,374	3,938,514	4,792,860	—
Mutual funds	5,643,279	5,643,279	—	—

Total assets	$104,659,147	$51,894,361	$52,764,786	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

12

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Forward Foreign Currency Exchange Contracts

The Series may purchase or sell forward foreign currency exchange contracts in order to hedge a portfolio position or specific transaction. Risks may arise if the counterparties to a contract are unable to meet the terms of the contract or if the value of the foreign currency moves unfavorably.

All forward foreign currency exchange contracts are adjusted daily by the exchange rate of the underlying currency and, for financial statement purposes, any gain or loss is recorded as unrealized gain or loss until a contract has been closed.

The Series may regularly trade forward foreign currency exchange contracts with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to changes in foreign currency exchange rates.

The notional or contractual amount of these instruments represents the investment the Series has in forward foreign currency exchange contracts and does not necessarily represent the amounts potentially at risk. The measurement of the risks associated with forward foreign currency exchange contracts is meaningful only when all related and offsetting transactions are considered. As of June 30, 2015, no investments in forward foreign currency exchange contracts were held by the Series.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2011 and the years ended December 31, 2012 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

13

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of each share

14

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

class’ shareholder services fee, at no more than 0.90% of average daily net assets each year. Accordingly, the Advisor waived fees of $55,305 for the six months ended June 30, 2015, which is included as a reduction of expenses on the statement of operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $39,224,439 and $43,525,887, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Emerging Markets Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	812,529	$7,374,835	1,309,793	$14,270,807
Reinvested	—	—	738,209	6,947,173
Repurchased	(490,438)	(4,508,919)	(1,379,719)	(15,094,248)

Total	322,091	$2,865,916	668,283	$6,123,732

15

Emerging Markets Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	388,273	$3,553,150	1,672,858	$18,862,196
Reinvested	—	—	124,690	1,163,812
Repurchased	(1,099,819)	(10,120,764)	(55,732)	(601,321)

Total	(711,546)	$(6,567,614)	1,741,816	$19,424,687

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Ordinary income	$5,643,207
Long-term capital gains	2,795,292

At June 30, 2015, identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$103,406,912
Unrealized appreciation	11,152,323
Unrealized depreciation	(9,900,088)

Net unrealized appreciation	$1,252,235

16

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17

Emerging Markets Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEMS-6/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

STRATEGIC INCOME CONSERVATIVE SERIES

STRATEGIC INCOME MODERATE SERIES

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Series and Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a Class of the Series and other funds. To do so, compare this 5% hypothetical example for the Series and Class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines of the tables are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Conservative Series
Actual (Class S)	$1,000.00	$1,001.50	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,002.60	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO[1,2]
Strategic Income Moderate Series
Actual (Class S)	$1,000.00	$ 999.00	$1.49	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.31	$1.51	0.30%
Actual (Class I)	$1,000.00	$1,000.20	$0.25	0.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,024.55	$0.25	0.05%

1Expense ratios of the Class do not include fees and expenses indirectly incurred by the underlying funds. If these expenses were included, the expense ratios would have been higher.

2Expenses are equal to each Class’ annualized expense ratio (for the six month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total returns would have been lower had certain expenses not been reimbursed during the period.

1

Portfolio Composition as of June 30, 2015 - Asset Allocation1

(unaudited)

2

Investment Portfolios - June 30, 2015

(unaudited)

STRATEGIC INCOME CONSERVATIVE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class A	1,220,837	$13,038,538
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	183,724	2,902,841
Manning & Napier Fund, Inc. - Equity Income Series, Class I	229,591	2,456,628
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	54,768	496,202
Manning & Napier Fund, Inc. - Real Estate Series, Class I	170,535	1,459,776
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	474,528	4,489,037

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $25,201,103)		24,843,022
OTHER ASSETS, LESS LIABILITIES - 0.0%#		5,950

NET ASSETS - 100%		$24,848,972

STRATEGIC INCOME MODERATE SERIES	SHARES	VALUE (NOTE 2)

AFFILIATED INVESTMENT COMPANIES - 100.0%

Manning & Napier Fund, Inc. - Core Bond Series, Class A	702,883	$7,506,790
Manning & Napier Fund, Inc. - Disciplined Value Series, Class I	249,442	3,941,189
Manning & Napier Fund, Inc. - Emerging Markets Series, Class I	70,156	644,034
Manning & Napier Fund, Inc. - Equity Income Series, Class I	393,292	4,208,222
Manning & Napier Fund, Inc. - High Yield Bond Series, Class I	117,181	1,061,662
Manning & Napier Fund, Inc. - Real Estate Series, Class I	146,192	1,251,399
Manning & Napier Fund, Inc. - Unconstrained Bond Series, Class I	270,668	2,560,520

TOTAL AFFILIATED INVESTMENT COMPANIES
(Identified Cost $21,515,723)		21,173,816
LIABILITIES, LESS OTHER ASSETS - 0.0%#		(9,947)

NET ASSETS - 100%		$21,163,869

  #Less than 0.1%.

The accompanying notes are an integral part of the financial statements.

3

Statements of Assets and Liabilities

June 30, 2015 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
ASSETS:
Total investments in Underlying Series:
At value* (Note 2)	$24,843,022	$21,173,816
Receivable from Advisor (Note 3)	9,737	9,817
Receivable for shares of Underlying Series sold	1,333,633	—
Receivable for fund shares sold	15,000	—
Prepaid expenses	11,094	11,261

TOTAL ASSETS	26,212,486	21,194,894

LIABILITIES:
Accrued fund accounting and administration fees (Note 3)	8,049	7,905
Accrued shareholder services fees (Class S) (Note 3)	3,248	3,791
Accrued transfer agent fees (Note 3)	1,804	1,702
Accrued Chief Compliance Officer service fees (Note 3)	382	382
Payable for fund shares repurchased	1,333,633	—
Audit fees payable	8,368	8,385
Accrued custodian fees	4,923	5,865
Other payables and accrued expenses	3,107	2,995

TOTAL LIABILITIES	1,363,514	31,025

TOTAL NET ASSETS	$24,848,972	$21,163,869

NET ASSETS CONSIST OF:
Capital stock	24,172	19,659
Additional paid-in-capital	25,049,784	21,357,755
Undistributed net investment income	21,236	14,313
Accumulated net realized gain on Underlying Series	111,861	114,049
Net unrealized appreciation (depreciation) on Underlying Series	(358,081)	(341,907)

TOTAL NET ASSETS	$24,848,972	$21,163,869

Class S
Net Assets	$14,301,941	$17,015,100
Shares Outstanding	1,391,263	1,580,546
Net Asset Value, Offering Price, and Redemption Price per share	$10.28	$10.77
Class I
Net Assets	$10,547,031	$4,148,769
Shares Outstanding	1,025,930	385,366
Net Asset Value, Offering Price, and Redemption Price per share	$10.28	$10.77
*At identified cost	$25,201,103	$21,515,723

The accompanying notes are an integral part of the financial statements.

4

Statements of Operations

For the Six Months Ended June 30, 2015 (unaudited)

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
INVESTMENT INCOME:
Income distributions from Underlying Series	$234,598	$161,641

EXPENSES:
Fund accounting and administration fees (Note 3)	22,895	22,981
Shareholder services fees (Class S)(Note 3)	19,095	21,217
Transfer agent fees (Note 3)	2,034	1,995
Chief Compliance Officer service fees (Note 3)	1,224	1,224
Directors’ fees (Note 3)	294	210
Registration and filing fees	13,930	13,382
Audit fees	8,844	8,838
Custodian fees	3,971	4,657
Miscellaneous	5,840	4,390

Total Expenses	78,127	78,894
Less reduction of expenses (Note 3)	(52,152)	(52,580)

Net Expenses	25,975	26,314

NET INVESTMENT INCOME	208,623	135,327

REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES:
Net realized gain (loss) on Underlying Series	(423,764)	(205,060)
Net change in unrealized appreciation (depreciation) on Underlying Series	286,670	19,435

NET REALIZED AND UNREALIZED GAIN (LOSS) ON UNDERLYING SERIES	(137,094)	(185,625)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$71,529	$(50,298)

The accompanying notes are an integral part of the financial statements.

5

Statements of Changes in Net Assets

	STRATEGIC INCOME CONSERVATIVE SERIES		STRATEGIC INCOME MODERATE SERIES
	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$ 208,623	$ 781,081	$ 135,327	$ 432,182
Net realized gain (loss) on Underlying Series	(423,764)	223,007	(205,060)	125,386
Distributions of realized gains from Underlying Series	—	621,734	—	459,349
Net change in unrealized appreciation (depreciation) on underlying series	286,670	(467,958)	19,435	(334,320)
Net increase (decrease) from operations	71,529	1,157,864	(50,298)	682,597
DISTRIBUTIONS TO SHAREHOLDERS (Note 8):
From net investment income (Class S)	(95,570)	(447,032)	(96,276)	(447,885)
From net investment income (Class I)	(91,817)	(397,266)	(24,738)	(72,798)
From net realized gain on investments (Class S)	—	(267,079)	—	(370,111)
From net realized gain on investments (Class I)	—	(239,700)	—	(57,935)
Total distributions to shareholders	(187,387)	(1,351,077)	(121,014)	(948,729)
CAPITAL STOCK ISSUED AND REPURCHASED:
Net increase (decrease) from capital share transactions (Note 6)	(2,696,191)	14,914,530	3,448,031	10,057,780
Net increase (decrease) in net assets	(2,812,049)	14,721,317	3,276,719	9,791,648
NET ASSETS:
Beginning of period	27,661,021	12,939,704	17,887,150	8,095,502
End of period (including undistributed net investment income of $21,236, $0, $14,313 and $0, respectively)	$24,848,972	$27,661,021	$21,163,869	$17,887,150

The accompanying notes are an integral part of the financial statements.

6

Financial Highlights

STRATEGIC INCOME CONSERVATIVE SERIES CLASS S	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED		FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/15 (UNAUDITED)		12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33		$10.24	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.07		0.37	0.39	0.30
Net realized and unrealized gain (loss) on underlying series	(0.05)		0.28	0.10	0.01

Total from investment operations	0.02		0.65	0.49	0.31

Less distributions to shareholders:
From net investment income	(0.07)		(0.35)	(0.30)	(0.24)
From net realized gain on investments	—		(0.21)	(0.02)	(0.00)[4]

Total distributions to shareholders	(0.07)		(0.56)	(0.32)	(0.24)

Net asset value - End of period	$10.28		$10.33	$10.24	$10.07

Net assets - End of period (000’s omitted)	$14,302		$15,394	$8,927	$2,115

Total return[5]	0.15%		6.30%	4.96%	3.12%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[6,7]	0.30% [8]	0.30% [9]	0.30% [6,10]
Net investment income[3]	1.40%	[6]	3.50%	3.84%	2.95%
Series portfolio turnover[11]	60%		39%	116%	5%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.38%	[6,7]	0.43% [8]	1.23% [9]	10.89% [6,10,12]
STRATEGIC INCOME CONSERVATIVE SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED		FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/15 (UNAUDITED)		12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.33		$10.24	$10.06	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.09		0.41	0.43	0.22
Net realized and unrealized gain (loss) on underlying series	(0.06)		0.26	0.09	0.08

Total from investment operations	0.03		0.67	0.52	0.30

Less distributions to shareholders:
From net investment income	(0.08)		(0.37)	(0.32)	(0.24)
From net realized gain on investments	—		(0.21)	(0.02)	(0.00)[4]

Total distributions to shareholders	(0.08)		(0.58)	(0.34)	(0.24)

Net asset value - End of period	$10.28		$10.33	$10.24	$10.06

Net assets - End of period (000’s omitted)	$10,547		$12,267	$4,013	$52

Total return[5]	0.26%		6.55%	5.28%	3.08%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6,7]	0.05% [8]	0.05% [9]	0.05% [6,10]
Net investment income[3]	1.66%	[6]	3.92%	4.19%	2.15%
Series portfolio turnover[11]	60%		39%	116%	5%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.38%	[6,7]	0.41% [8]	1.23% [9]	27.14% [6,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the underlying funds in which the Trusts invest. The ratios do not include net investment income of the underlying funds in which the Trusts invest.

4Less than ($0.01) per share.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.59%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.48%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.64%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.71%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

7

Financial Highlights

STRATEGIC INCOME MODERATE SERIES CLASS S	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED		FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/15 (UNAUDITED)		12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.84		$10.80	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.07		0.38	0.32	0.30
Net realized and unrealized gain (loss) on underlying series	(0.08)		0.34	0.82	0.02

Total from investment operations	(0.01)		0.72	1.14	0.32

Less distributions to shareholders:
From net investment income	(0.06)		(0.37)	(0.30)	(0.25)
From net realized gain on investments	—		(0.31)	(0.11)	(0.00)[4]

Total distributions to shareholders	(0.06)		(0.68)	(0.41)	(0.25)

Net asset value - End of period	$10.77		$10.84	$10.80	$10.07

Net assets - End of period (000’s omitted)	$17,015		$15,751	$6,722	$2,019

Total return[5]	(0.10%	)	6.66%	11.49%	3.23%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.30%	[6,7]	0.30% [8]	0.30% [9]	0.30% [6,10]
Net investment income[3]	1.27%	[6]	3.37%	2.99%	2.92%
Series portfolio turnover[11]	49%		35%	78%	7%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.52%	[6,7]	0.73% [8]	1.82% [9]	10.28% [6,10,12]
STRATEGIC INCOME MODERATE SERIES CLASS I	FOR THE SIX MONTHS ENDED		FOR THE YEARS ENDED		FOR THE PERIOD 8/1/12[1] TO 12/31/12
	6/30/15 (UNAUDITED)		12/31/14	12/31/13
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.84		$10.80	$10.07	$10.00

Income (loss) from investment operations:
Net investment income[2,3]	0.09		0.41	0.55	0.22
Net realized and unrealized gain (loss) on underlying series	(0.09)		0.34	0.62	0.10

Total from investment operations	—		0.75	1.17	0.32

Less distributions to shareholders:
From net investment income	(0.07)		(0.40)	(0.33)	(0.25)
From net realized gain on investments	—		(0.31)	(0.11)	(0.00)[4]

Total distributions to shareholders	(0.07)		(0.71)	(0.44)	(0.25)

Net asset value - End of period	$10.77		$10.84	$10.80	$10.07

Net assets - End of period (000’s omitted)	$4,149		$2,136	$1,373	$53

Total return[5]	0.02%		6.90%	11.73%	3.29%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.05%	[6,7]	0.05% [8]	0.05% [9]	0.05% [6,10]
Net investment income[3]	1.60%	[6]	3.65%	5.17%	2.16%
Series portfolio turnover[11]	49%		35%	78%	7%
* The investment advisor paid a portion of the Series’ expenses. If these expenses had been incurred by the Series, the expense ratios (to
average net assets) would have been increased by the following amounts:	0.52%	[6,7]	0.73% [8]	1.82% [9]	27.25% [6,10,12]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Net investment income is affected by the timing of distributions from the underlying funds in which the Trusts invest. The ratios do not include net investment income of the underlying funds in which the Trusts invest.

4Less than ($0.01) per share.

5Represents aggregate total return for the periods indicated. Total return would have been lower had certain expenses not been reimbursed during the periods. Periods less than one year are not annualized.

6Annualized.

7Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.63%.

8Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.49%.

9Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.65%.

10Expense ratios do not include expenses of the Underlying Series in which the Series invests. The average expense ratio of the Underlying Series was 0.70%.

11Reflects activity of the Series and does not include the activity of the Underlying Series.

12The increase to the expense ratios (to average net assets) is largely due to the small net assets in each class.

The accompanying notes are an integral part of the financial statements.

8

Notes to Financial Statements

(unaudited)

1.	Organization

Strategic Income Conservative Series and Strategic Income Moderate Series (each the “Series”) are no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

Strategic Income Conservative Series’ investment objective is to manage against capital risk and generate income with a secondary goal of pursuing long-term capital growth. Strategic Income Moderate Series’ investment objective is to manage against capital risk while generating income and pursuing long-term capital growth.

Each Series seeks to achieve its investment objective by investing in a combination of other Manning & Napier mutual funds (the “Underlying Series”). As of June 30, 2015, the Underlying Series include the Core Bond Series, Unconstrained Bond Series, formerly Core Plus Bond Series, Disciplined Value Series, High Yield Bond Series, Real Estate Series and Equity Income Series of the Fund for Strategic Income Conservative Series, and the Core Bond Series, Unconstrained Bond Series, Disciplined Value Series, Emerging Markets Series, High Yield Bond Series, Real Estate Series and Equity Income Series of the Fund for Strategic Income Moderate Series. The financial statements of the Underlying Series, which are available at www.manning-napier.com, should be read in conjunction with the Series’ financial statements.

Each Series is authorized to issue two classes of shares (Class S and I). Each class of shares is substantially the same, except that Class S shares bear a shareholder services fee.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of each Series are offered to investors and employees of the Advisor and its affiliates. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated in each of the Series for Class S common stock and 100 million have been designated in each of the Series for Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. Each Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Investments in the Underlying Series are valued at their net asset value per share on valuation date. In the absence of the availability of a net asset value per share on the Underlying Series, security valuations may be determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”).

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measure fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Board. Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after

9

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level on any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

	STRATEGIC INCOME CONSERVATIVE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$24,843,022	$24,843,022	$—	$—

Total assets:	$24,843,022	$24,843,022	$—	$—

	STRATEGIC INCOME MODERATE SERIES
DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Mutual funds	$21,173,816	$21,173,816	$—	$—

Total assets:	$21,173,816	$21,173,816	$—	$—

There were no Level 2 or Level 3 securities held by either of the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Income and capital gains distributions from the Underlying Series, if any, are recorded on the ex-dividend date.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class. Expenses included in the accompanying Statements of Operations do not include any expense of the Underlying Series.

The Series use the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

Each Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series are not subject to federal income tax or excise tax to the extent that each Series distributes to shareholders each

10

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series file income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. As the commencement of operations of the Series was August 1, 2012, the statute of limitations remains open for the period ended December 31, 2012 and the years ended December 31, 2013 and December 31, 2014. The Series are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/ repatriation transactions for foreign jurisdictions in which they invest, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of a Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Advisor does not receive an advisory fee for the services it performs for the Series. However, the Advisor is entitled to receive an advisory fee from each of the Underlying Series in which the Series invest.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting

11

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder service plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client services, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.25% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

The Advisor has contractually agreed, until at least April 30, 2016, to limit each class’ total direct annual fund operating expenses for the Series at no more than 0.05% for each class, exclusive of each class’ shareholder services fee, of average daily net assets each year. The Advisor’s agreement to limit each class’ operating expenses is limited to direct operating expenses and, therefore, does not apply to the indirect expenses incurred by the Series through their investments in the Underlying Series. For the six months ended June 30, 2015, the Advisor reimbursed expenses of $52,152 for Strategic Income Conservative Series and $52,580 for Strategic Income Moderate Series, which is included as a reduction of expenses on the Statements of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.00225% of average daily net assets with an annual base fee of $45,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of Underlying Series were as follows:

SERIES	PURCHASES	SALES
Strategic Income Conservative Series	$16,361,510	$19,080,375
Strategic Income Moderate Series	$13,731,980	$9,999,840

12

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers

A summary of the Series’ transactions in the shares of affiliated issuers during the six months ended June 30, 2015 is set forth below:

STRATEGIC INCOME CONSERVATIVE SERIES	VALUE AT 12/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/15	SHARES HELD AT 6/30/15	DIVIDEND INCOME 1/1/15 THROUGH 6/30/15	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/15 THROUGH 6/30/15
Manning & Napier Core Bond Series - Class A	—	$14,489,116	$1,345,488	$13,038,538	$1,220,837	$38,994	$(7,864)
Manning & Napier Disciplined Value Series - Class I	$3,268,770	291,376	629,304	2,902,841	183,724	34,126	41,750
Manning & Napier Equity Income Series - Class I	2,814,926	167,890	509,384	2,456,628	229,591	—	42,806
Manning & Napier High Yield Bond Series - Class I	549,158	38,380	97,360	496,202	54,768	12,023	(6,958)
Manning & Napier Real Estate Series - Class I	1,517,163	265,423	263,866	1,459,776	170,535	—	8,052
Manning & Napier Unconstrained Bond Series - Class I	19,548,965	1,109,325	16,234,973	4,489,037	474,528	149,455	(501,550)

	$27,698,982	$16,361,510	$19,080,375	$24,843,022		$234,598	$(423,764)

13

Notes to Financial Statements (continued)

(unaudited)

5.	Investments in Affiliated Issuers (continued)

STRATEGIC INCOME MODERATE SERIES	VALUE AT 12/31/14	PURCHASE COST	SALES PROCEEDS	VALUE AT 6/30/15	SHARES HELD AT 6/30/15	DIVIDEND INCOME 1/1/15 THROUGH 6/30/15	DISTRIBUTIONS AND NET REALIZED GAIN/(LOSS) 1/1/15 THROUGH 6/30/15
Manning & Napier Core Bond Series - Class A	—	$7,771,393	$208,649	$7,506,790	$702,883	$21,142	$(303)
Manning & Napier Disciplined Value Series - Class I	$3,302,958	1,115,675	426,120	3,941,189	249,442	41,961	40,463
Manning & Napier Emerging Markets Series - Class I	512,070	190,818	56,944	644,034	70,156	—	(18,968)
Manning & Napier Equity Income Series - Class I	3,229,332	1,388,666	371,525	4,208,222	393,292	—	38,103
Manning & Napier High Yield Bond Series - Class I	876,712	273,234	97,593	1,061,662	117,181	23,297	(10,175)
Manning & Napier Inflation Focus Equity Series - Class I	359,224	97,697	447,682	—	—	—	(38,571)
Manning & Napier Real Estate Series - Class I	972,253	438,855	102,548	1,251,399	146,192	—	10,072
Manning & Napier Unconstrained Bond Series - Class I	8,374,752	2,455,642	8,288,779	2,560,520	270,668	75,241	(225,681)

	$17,627,301	$13,731,980	$9,999,840	$21,173,816		$161,641	$(205,060)

6.	Capital Stock Transactions

Transactions in shares of Class S and Class I shares were:

STRATEGIC
INCOME	FOR THE SIX				FOR THE SIX
CONSERVATIVE	MONTHS ENDED		FOR THE YEAR ENDED		MONTHS ENDED		FOR THE YEAR ENDED
SERIES:	6/30/15		12/31/14		6/30/15		12/31/14
	(UNAUDITED)				(UNAUDITED)

	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	106,731	$1,113,482	885,964	$9,376,736	34,209	$356,562	957,307	$10,081,880
Reinvested	8,892	92,749	66,223	692,406	8,803	91,817	60,899	636,966
Repurchased	(214,502)	(2,232,970)	(333,539)	(3,524,134)	(204,726)	(2,117,831)	(222,407)	(2,349,324)

Total	(98,879)	$(1,026,739)	618,648	$6,545,008	(161,714)	$(1,669,452)	795,799	$8,369,522

14

Notes to Financial Statements (continued)

(unaudited)

6.	Capital Stock Transactions (continued)

STRATEGIC
INCOME	FOR THE SIX				FOR THE SIX
MODERATE	MONTHS ENDED		FOR THE YEAR ENDED		MONTHS ENDED		FOR THE YEAR ENDED
SERIES:	6/30/15		12/31/14		6/30/15		12/31/14
	(UNAUDITED)				(UNAUDITED)

	CLASS S		CLASS S		CLASS I		CLASS I
	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS	SHARES	AMOUNTS
Sold	277,022	$3,032,629	931,070	$10,351,280	188,772	$2,061,891	87,965	$1,001,032
Reinvested	7,952	87,103	70,763	779,436	2,259	24,737	11,850	130,733
Repurchased	(158,097)	(1,728,329)	(170,855)	(1,879,607)	(2,729)	(30,000)	(29,935)	(325,094)

Total	126,877	$1,391,403	830,978	$9,251,109	188,302	$2,056,628	69,880	$806,671

At June 30, 2015, two shareholder accounts owned 587,676 shares of the Strategic Income Conservative Series (approximately 24.3% of the shares outstanding) valued at $6,041,306. Approximately 6% of the shares outstanding of the Strategic Income Moderate Series are fiduciary accounts where the Advisor has sole investment discretion.

7.	Financial Instruments

The Underlying Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Underlying Series may be subject to various elements of risk which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the Underlying Series to close out their position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Underlying Series as of June 30, 2015.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. Each Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 were as follows:

	FOR THE YEAR ENDED 12/31/14
	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Ordinary income	$970,832	$672,445
Long-term capital gain	380,245	276,284

15

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

	STRATEGIC INCOME CONSERVATIVE SERIES	STRATEGIC INCOME MODERATE SERIES
Cost for federal income tax purposes	$25,309,879	$21,633,545
Unrealized appreciation	17,818	28,529
Unrealized depreciation	(484,675)	(488,258)

Net unrealized depreciation	$(466,857)	$(459,729)

16

{This page intentionally left blank}

17

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNSTI-6/15-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

GLOBAL FIXED INCOME SERIES

Global Fixed Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested in each class at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in a class of the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical line for each class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 977.30	$4.17	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.58	$4.26	0.85%
Class I
Actual	$1,000.00	$ 989.44	$3.45	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.32	$3.51	0.70%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Global Fixed Income Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS - 44.5%

Non-Convertible Corporate Bonds - 44.5%
Consumer Discretionary - 5.5%
Auto Components - 0.2%
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 5.875%, 2/1/2022	Ba3	250,000	$254,687
Techniplas LLC[3], 10.00%, 5/1/2020	Caa1	260,000	261,950

			516,637

Automobiles - 0.8%
Ford Motor Credit Co. LLC, 5.00%, 5/15/2018	Baa3	1,615,000	1,736,267
Ford Motor Credit Co. LLC, 8.125%, 1/15/2020	Baa3	275,000	335,825

			2,072,092

Diversified Consumer Services - 0.5%
Block Financial LLC, 5.50%, 11/1/2022	Baa2	1,165,000	1,255,969

Hotels, Restaurants & Leisure - 0.1%
International Game Technology plc (United Kingdom)[3], 6.25%, 2/15/2022	Ba2	265,000	253,075

Household Durables - 1.3%
Brookfield Residential Properties, Inc. - Brookfield Residential US Corp. (Canada)[3], 6.125%, 7/1/2022	B1	405,000	398,925
Brookfield Residential Properties, Inc. (Canada)[3], 6.375%, 5/15/2025	B1	110,000	107,800
Meritage Homes Corp., 7.15%, 4/15/2020	Ba3	150,000	162,000
Meritage Homes Corp., 7.00%, 4/1/2022	Ba3	225,000	240,187
Newell Rubbermaid, Inc., 2.875%, 12/1/2019	Baa3	400,000	404,277
NVR, Inc., 3.95%, 9/15/2022	Baa2	1,280,000	1,297,741
TRI Pointe Holdings, Inc., 4.375%, 6/15/2019	B1	390,000	382,200
Tupperware Brands Corp., 4.75%, 6/1/2021	Baa3	90,000	94,940
Weekley Homes LLC - Weekley Finance Corp., 6.00%, 2/1/2023	B2	345,000	326,025

			3,414,095

Media - 1.9%
21st Century Fox America, Inc., 6.90%, 3/1/2019	Baa1	325,000	377,367
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.125%, 5/1/2023	B1	180,000	175,050
CCO Holdings LLC - CCO Holdings Capital Corp.[3], 5.375%, 5/1/2025	B1	210,000	204,487
Cogeco Cable, Inc. (Canada)[3], 4.875%, 5/1/2020	BB4	330,000	334,950
Columbus International, Inc. (Barbados)[3], 7.375%, 3/30/2021	Ba3	250,000	268,750
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 5.20%, 3/15/2020	Baa2	835,000	920,935
DIRECTV Holdings LLC - DIRECTV Financing Co., Inc., 4.45%, 4/1/2024	Baa2	320,000	327,459
Discovery Communications LLC, 5.05%, 6/1/2020	Baa2	320,000	350,432
Sirius XM Radio, Inc.[3], 5.375%, 4/15/2025	Ba3	265,000	255,725
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	Baa2	500,000	613,710
Time Warner, Inc., 4.75%, 3/29/2021	Baa2	770,000	832,378

The accompanying notes are an integral part of the financial statements.

3

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Consumer Discretionary (continued)
Media (continued)
VTR Finance B.V. (Chile)[3], 6.875%, 1/15/2024	B1	245,000	$250,353

			4,911,596

Multiline Retail - 0.1%
Macy’s Retail Holdings, Inc., 2.875%, 2/15/2023	Baa2	350,000	336,934

Specialty Retail - 0.2%
The TJX Companies, Inc., 2.75%, 6/15/2021	A3	400,000	404,777

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc., 4.25%, 4/1/2025	Baa2	285,000	273,719
VF Corp., 5.95%, 11/1/2017	A3	625,000	691,715

			965,434

Total Consumer Discretionary			14,130,609

Consumer Staples - 1.4%
Beverages - 0.4%
Anheuser-Busch InBev Worldwide, Inc. (Belgium), 7.75%, 1/15/2019	A2	350,000	415,431
Pernod-Ricard S.A. (France)[3], 5.75%, 4/7/2021	Baa3	350,000	394,057
SABMiller plc (United Kingdom)[3], 6.50%, 7/15/2018	A3	200,000	225,749

			1,035,237

Food & Staples Retailing - 0.5%
C&S Group Enterprises LLC[3], 5.375%, 7/15/2022	B1	400,000	376,000
KeHE Distributors LLC - KeHE Finance Corp.[3], 7.625%, 8/15/2021	B3	500,000	525,000
Shearer’s Foods LLC - Chip Finance Corp.[3], 9.00%, 11/1/2019	B1	250,000	268,750

			1,169,750

Food Products - 0.2%
Kraft Heinz Foods Co., 6.75%, 3/15/2032	Baa3	210,000	246,750
Pinnacle Operating Corp.[3], 9.00%, 11/15/2020	Caa1	380,000	377,150

			623,900

Household Products - 0.2%
HRG Group, Inc., 7.875%, 7/15/2019	Ba3	355,000	374,525

Tobacco - 0.1%
Vector Group Ltd., 7.75%, 2/15/2021	Ba3	280,000	299,600

Total Consumer Staples			3,503,012

Energy - 4.4%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc., 7.50%, 11/15/2018	A2	575,000	675,545
Calfrac Holdings LP (Canada)[3], 7.50%, 12/1/2020	B3	240,000	221,616
Ensco plc, 5.20%, 3/15/2025	Baa1	750,000	742,549
Parker Drilling Co., 6.75%, 7/15/2022	B1	250,000	215,625

The accompanying notes are an integral part of the financial statements.

4

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Energy Equipment & Services (continued)
Schlumberger Oilfield plc[3], 4.20%, 1/15/2021	Aa3		560,000	$601,722
Seventy Seven Operating LLC, 6.625%, 11/15/2019	B3		155,000	122,450

				2,579,507

Oil, Gas & Consumable Fuels - 3.4%
CNOOC Finance 2015 Australia Pty. Ltd. (China), 2.625%, 5/5/2020	Aa3		500,000	493,463
CNOOC Nexen Finance 2014 ULC (China), 1.625%, 4/30/2017	Aa3		400,000	400,570
Columbia Pipeline Group, Inc.[3], 2.45%, 6/1/2018	Baa2		400,000	403,089
Columbia Pipeline Group, Inc.[3], 4.50%, 6/1/2025	Baa2		400,000	393,498
El Paso Natural Gas Co. LLC, 8.625%, 1/15/2022	Baa3		100,000	123,344
Energy XXI Gulf Coast, Inc., 7.50%, 12/15/2021	Caa3		375,000	120,937
EOG Resources, Inc., 2.625%, 3/15/2023	A3		490,000	470,540
EOG Resources, Inc., 3.15%, 4/1/2025	A3		325,000	317,074
Hiland Partners LP - Hiland Partners Finance Corp.[3], 7.25%, 10/1/2020	Baa3		600,000	648,000
Kinder Morgan, Inc.[3], 5.625%, 11/15/2023	Baa3		1,500,000	1,595,609
Petrobras Global Finance B.V. (Brazil)[5], 1.896%, 5/20/2016	Ba2		1,400,000	1,379,266
Petroleos Mexicanos (Mexico), 5.75%, 3/1/2018	A3		350,000	380,741
Petroleos Mexicanos (Mexico)[3], 4.50%, 1/23/2026	A3		950,000	928,530
Sabine Pass Liquefaction LLC, 5.625%, 2/1/2021	Ba3		250,000	255,000
Talisman Energy, Inc. (Canada), 3.75%, 2/1/2021	Baa3		600,000	593,987
WPX Energy, Inc., 6.00%, 1/15/2022	Ba1		320,000	316,000

				8,819,648

Total Energy				11,399,155

Financials - 23.3%
Banks - 8.7%
Banco Bilbao Vizcaya Argentaria S.A. (Spain)[6,7], 9.00%	WR8		400,000	430,000
Banco Santander S.A. (Spain)[6,9], 6.375%	Ba1		400,000	390,101
Banco Santander S.A. (Spain), 4.00%, 4/7/2020	Aa2	EUR	100,000	129,509
Bank of America Corp., 5.75%, 8/15/2016	Baa3		680,000	712,063
Bank of America Corp., 5.42%, 3/15/2017	Baa3		1,500,000	1,589,405
Bank of America Corp., 5.70%, 5/2/2017	Baa3		250,000	266,722
Bank of America Corp., 6.875%, 4/25/2018	Baa1		480,000	542,247
Bank of America Corp., 4.00%, 1/22/2025	Baa3		375,000	365,360
Barclays Bank plc (United Kingdom), 5.14%, 10/14/2020	Baa3		200,000	217,395
Barclays Bank plc (United Kingdom)[3], 10.179%, 6/12/2021	Baa3		300,000	397,470
Barclays plc (United Kingdom)6,[10], 6.625%	B4		400,000	389,951
BBVA Bancomer S.A. (Mexico)[3], 6.75%, 9/30/2022	Baa2		845,000	930,556
BBVA US Senior S.A.U. (Spain), 4.664%, 10/9/2015	Baa1		1,455,000	1,468,939
BNP Paribas Home Loan Covered Bonds S.A. (France), 3.75%, 4/20/2020	AAA[4]	EUR	50,000	64,759
CIT Group, Inc., 5.25%, 3/15/2018	B1		245,000	253,269

The accompanying notes are an integral part of the financial statements.

5

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Banks (continued)
Citigroup, Inc.[5,6], 5.95%	Ba2		255,000	$246,126
Citigroup, Inc., 1.80%, 2/5/2018	Baa1		1,000,000	997,590
Citigroup, Inc., 3.875%, 3/26/2025	Baa3		1,000,000	957,905
Commonwealth Bank of Australia (Australia), 5.75%, 1/25/2017	Aaa	AUD	1,680,000	1,360,508
ING Bank N.V. (Netherlands)[3], 1.80%, 3/16/2018	A1		150,000	150,093
Intesa Sanpaolo S.p.A. (Italy), 3.875%, 1/15/2019	Baa1		790,000	812,777
Intesa Sanpaolo S.p.A. (Italy)[3], 6.50%, 2/24/2021	Baa1		350,000	399,276
JPMorgan Chase & Co., 6.30%, 4/23/2019	A3		820,000	939,411
Lloyds Bank plc (United Kingdom)[3,6,11], 12.00%	Ba1		105,000	150,150
Lloyds Bank plc (United Kingdom)[3], 6.50%, 9/14/2020	Baa2		1,580,000	1,821,116
Lloyds Bank plc (United Kingdom)[5], 9.875%, 12/16/2021	Baa2		250,000	276,437
Popular, Inc., 7.00%, 7/1/2019	B1		520,000	520,000
Royal Bank of Canada (Canada), 3.77%, 3/30/2018	Aaa	CAD	1,995,000	1,709,918
Royal Bank of Scotland Group plc (United Kingdom), 6.10%, 6/10/2023	Ba2		230,000	244,544
Royal Bank of Scotland Group plc (United Kingdom), 5.125%, 5/28/2024	Ba2		1,000,000	998,783
Santander Bank N.A., 8.75%, 5/30/2018	Baa2		300,000	349,685
Santander Holdings USA, Inc., 4.625%, 4/19/2016	Baa2		230,000	235,734
Santander Holdings USA, Inc., 2.65%, 4/17/2020	Baa2		500,000	491,555
Westpac Banking Corp. (Australia), 5.75%, 2/6/2017	Aaa	AUD	2,100,000	1,702,250

				22,511,604

Capital Markets - 4.2%
Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A. (Netherlands)[6,12], 8.40%	WR8		100,000	108,000
Goldman Sachs Capital II5,6, 4.00%	Ba1		400,000	304,500
The Goldman Sachs Group, Inc., 2.375%, 1/22/2018	A3		330,000	335,019
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	A3		1,790,000	1,990,265
The Goldman Sachs Group, Inc.[5], 1.374%, 11/15/2018	A3		1,680,000	1,694,881
The Goldman Sachs Group, Inc., 5.375%, 3/15/2020	A3		615,000	684,815
The Goldman Sachs Group, Inc.[5], 1.884%, 11/29/2023	A3		350,000	355,727
The Goldman Sachs Group, Inc., 3.75%, 5/22/2025	A3		300,000	296,053
Morgan Stanley, 2.125%, 4/25/2018	A3		740,000	745,001
Morgan Stanley, 5.75%, 1/25/2021	A3		2,015,000	2,295,722
Morgan Stanley, 5.00%, 11/24/2025	Baa2		800,000	837,487
UBS AG (Switzerland)[5], 7.25%, 2/22/2022	BBB[4]		400,000	420,953
UBS AG (Switzerland), 7.625%, 8/17/2022	BBB[4]		250,000	293,000
UBS AG (Switzerland)[5], 4.75%, 5/22/2023	BBB[4]		400,000	403,186

				10,764,609

Consumer Finance - 0.7%
Caterpillar Financial Services Corp., 7.05%, 10/1/2018	A2		675,000	788,078

The accompanying notes are an integral part of the financial statements.

6

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Consumer Finance (continued)
CNG Holdings, Inc.[3], 9.375%, 5/15/2020	Caa1	255,000	$184,875
Discover Bank, 4.20%, 8/8/2023	Baa3	320,000	323,902
Navient Corp., 6.125%, 3/25/2024	Ba3	530,000	507,475

			1,804,330

Diversified Financial Services - 2.3%
CME Group, Inc., 3.00%, 9/15/2022	Aa3	660,000	663,750
General Electric Capital Corp.[6,13], 7.125%	Baa1	585,000	674,944
General Electric Capital Corp., 5.30%, 2/11/2021	A2	500,000	562,216
General Electric Capital Corp.[5], 0.659%, 5/5/2026	A1	855,000	815,753
ING Bank N.V. (Netherlands)[3], 5.80%, 9/25/2023	Baa2	350,000	382,166
ING Bank N.V. (Netherlands)[5], 4.125%, 11/21/2023	Baa2	400,000	410,874
Jefferies Finance LLC - JFIN Co-Issuer Corp.[3], 7.375%, 4/1/2020	B1	500,000	491,250
Jefferies Group LLC, 8.50%, 7/15/2019	Baa3	900,000	1,068,438
Peachtree Corners Funding Trust[3], 3.976%, 2/15/2025	Baa2	100,000	99,167
Voya Financial, Inc., 2.90%, 2/15/2018	Baa2	370,000	379,693
Voya Financial, Inc., 5.50%, 7/15/2022	Baa2	270,000	303,167

			5,851,418

Insurance - 3.4%
Aegon N.V. (Netherlands)[5,6], 2.619%	Baa1	435,000	378,189
American International Group, Inc., 6.40%, 12/15/2020	Baa1	400,000	475,538
American International Group, Inc., 4.875%, 6/1/2022	Baa1	1,875,000	2,056,719
Assured Guaranty US Holdings, Inc., 5.00%, 7/1/2024	Baa2	2,600,000	2,549,973
AXA S.A. (France)[5,6], 2.007%	A3	425,000	374,000
First American Financial Corp., 4.30%, 2/1/2023	Baa3	565,000	559,894
The Hartford Financial Services Group, Inc., 5.125%, 4/15/2022	Baa2	1,320,000	1,463,916
Prudential Financial, Inc.[6,14], 5.875%	Baa2	800,000	845,440

			8,703,669

Real Estate Investment Trusts (REITS) - 3.6%
American Campus Communities Operating Partnership LP, 3.75%, 4/15/2023	Baa3	500,000	490,991
American Tower Corp., 2.80%, 6/1/2020	Baa3	500,000	493,052
AvalonBay Communities, Inc., 4.20%, 12/15/2023	Baa1	500,000	522,882
BioMed Realty LP, 3.85%, 4/15/2016	Baa2	140,000	142,631
Brixmor Operating Partnership LP, 3.85%, 2/1/2025	Baa3	500,000	480,531
Digital Realty Trust LP, 5.875%, 2/1/2020	Baa2	1,110,000	1,247,304
Duke Realty LP, 3.75%, 12/1/2024	Baa2	500,000	496,796
DuPont Fabros Technology LP, 5.875%, 9/15/2021	Ba1	465,000	470,813
HCP, Inc., 6.70%, 1/30/2018	Baa1	865,000	964,686
HCP, Inc., 4.00%, 6/1/2025	Baa1	400,000	391,601
Health Care REIT, Inc., 4.95%, 1/15/2021	Baa2	635,000	693,183

The accompanying notes are an integral part of the financial statements.

7

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Real Estate Investment Trusts (REITS) (continued)
Health Care REIT, Inc., 4.00%, 6/1/2025	Baa2		300,000	$296,089
Hospitality Properties Trust, 6.70%, 1/15/2018	Baa2		350,000	379,653
Rialto Holdings LLC - Rialto Corp.[3], 7.00%, 12/1/2018	B2		315,000	327,600
Simon Property Group LP, 10.35%, 4/1/2019	A2		1,125,000	1,429,044
UDR, Inc., 4.625%, 1/10/2022	Baa1		460,000	491,330

				9,318,186

Real Estate Management & Development - 0.2%
Forestar USA Real Estate Group, Inc.[3], 8.50%, 6/1/2022	B2		250,000	259,375
Greystar Real Estate Partners LLC[3], 8.25%, 12/1/2022	B2		155,000	163,525

				422,900

Thrifts & Mortgage Finance - 0.2%
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp., 7.375%, 10/1/2017	Ba3		575,000	599,438
Ladder Capital Finance Holdings LLLP - Ladder Capital Finance Corp.[3], 5.875%, 8/1/2021	Ba3		50,000	48,625

				648,063

Total Financials				60,024,779

Health Care - 1.7%
Biotechnology - 0.2%
Amgen, Inc., 2.70%, 5/1/2022	Baa1		500,000	483,381

Health Care Equipment & Supplies - 0.0%*
Zimmer Biomet Holdings, Inc., 1.45%, 4/1/2017	Baa3		100,000	100,034

Health Care Providers & Services - 1.1%
Aetna, Inc., 3.50%, 11/15/2024	Baa1		400,000	392,110
Express Scripts Holding Co., 4.75%, 11/15/2021	Baa3		500,000	542,553
FMC Finance VIII S.A. (Germany)[3], 6.50%, 9/15/2018	Ba2	EUR	1,540,000	1,966,677

				2,901,340

Pharmaceuticals - 0.4%
Concordia Healthcare Corp. (Canada)[3], 7.00%, 4/15/2023	B3		255,000	255,000
Roche Holdings, Inc. (Switzerland)[3], 6.00%, 3/1/2019	A1		559,000	636,119

				891,119

Total Health Care				4,375,874

Industrials - 3.0%
Aerospace & Defense - 0.2%
DigitalGlobe, Inc.[3], 5.25%, 2/1/2021	B1		520,000	508,950

Airlines - 0.5%
Allegiant Travel Co., 5.50%, 7/15/2019	B1		370,000	372,775

The accompanying notes are an integral part of the financial statements.

8

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Industrials (continued)
Airlines (continued)
Delta Air Lines Pass-Through Trust, Series 2010-1, Class B3, 6.375%, 1/2/2016	Baa3	625,000	$639,062
Southwest Airlines Co., 2.75%, 11/6/2019	Baa1	400,000	405,840

			1,417,677

Commercial Services & Supplies - 0.2%
Constellis Holdings LLC - Constellis Finance Corp.[3], 9.75%, 5/15/2020	B3	265,000	255,725
Modular Space Corp.[3], 10.25%, 1/31/2019	B3	250,000	216,250

			471,975

Construction & Engineering - 0.1%
Abengoa Finance S.A.U. (Spain)[3], 7.75%, 2/1/2020	B2	300,000	297,000

Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij N.V. (Germany)[3], 2.90%, 5/27/2022 .	A1	500,000	493,475

Machinery - 0.3%
CNH Industrial Capital LLC, 3.875%, 11/1/2015	Ba1	660,000	661,650

Road & Rail - 0.1%
Burlington Northern Santa Fe LLC, 3.00%, 4/1/2025	A3	200,000	191,537

Trading Companies & Distributors - 1.4%
Air Lease Corp., 3.375%, 1/15/2019	BBB[4]	1,150,000	1,171,563
Aircastle Ltd., 5.50%, 2/15/2022	Ba2	510,000	520,521
Fly Leasing Ltd. (Ireland), 6.75%, 12/15/2020	B2	250,000	257,500
Fly Leasing Ltd. (Ireland), 6.375%, 10/15/2021	B2	240,000	243,000
International Lease Finance Corp., 5.75%, 5/15/2016	Ba2	250,000	256,250
International Lease Finance Corp.[5], 2.236%, 6/15/2016	Ba2	750,000	749,062
International Lease Finance Corp., 8.75%, 3/15/2017	Ba2	380,000	415,762

			3,613,658

Total Industrials			7,655,922

Information Technology - 1.4%
Communications Equipment - 0.2%
QUALCOMM, Inc., 3.45%, 5/20/2025	A1	500,000	487,241

Internet Software & Services - 0.3%
Alibaba Group Holding Ltd. (China)[3], 2.50%, 11/28/2019	A1	250,000	247,271
Tencent Holdings Ltd. (China)[3], 3.375%, 5/2/2019	A2	400,000	410,688

			657,959

IT Services - 0.3%
Fiserv, Inc., 2.70%, 6/1/2020	Baa2	400,000	399,232
Xerox Corp., 2.80%, 5/15/2020	Baa2	400,000	398,699

			797,931

The accompanying notes are an integral part of the financial statements.

9

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Information Technology (continued)
Semiconductors & Semiconductor Equipment - 0.3%
KLA-Tencor Corp., 4.125%, 11/1/2021	Baa2	885,000	$907,898

Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc., 2.40%, 5/3/2023	Aa1	100,000	95,662
EMC Corp., 2.65%, 6/1/2020	A1	795,000	803,152

			898,814

Total Information Technology			3,749,843

Materials - 2.1%
Chemicals - 0.8%
Consolidated Energy Finance S.A. (Trinidad-Tobago)[3], 6.75%, 10/15/2019	B2	235,000	238,525
The Dow Chemical Co., 8.55%, 5/15/2019	Baa2	700,000	853,463
Eastman Chemical Co., 2.70%, 1/15/2020	Baa2	550,000	548,215
LyondellBasell Industries N.V., 5.00%, 4/15/2019	Baa1	200,000	216,653
The Mosaic Co., 4.25%, 11/15/2023	Baa1	100,000	102,823

			1,959,679

Containers & Packaging - 0.2%
Ardagh Packaging Finance plc - Ardagh Holdings USA, Inc. (Ireland)[3,5], 3.286%, 12/15/2019	Ba3	500,000	486,250

Metals & Mining - 0.9%
BHP Billiton Finance (USA) Ltd. (Australia), 6.50%, 4/1/2019	A1	580,000	671,067
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	Baa3	470,000	463,384
Rio Tinto Finance USA Ltd. (United Kingdom), 3.75%, 9/20/2021	A3	360,000	373,076
SunCoke Energy Partners LP - SunCoke Energy Partners Finance Corp.[3], 7.375%, 2/1/2020	B1	250,000	252,500
Teck Resources Ltd. (Canada), 3.00%, 3/1/2019	Baa3	645,000	621,632

			2,381,659

Paper & Forest Products - 0.2%
Domtar Corp., 4.40%, 4/1/2022	Baa3	500,000	508,135

Total Materials			5,335,723

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.6%
Telefonica Emisiones S.A.U. (Spain), 6.221%, 7/3/2017	Baa2	1,200,000	1,304,324
Windstream Services LLC, 7.875%, 11/1/2017	B1	235,000	249,687

			1,554,011

Wireless Telecommunication Services - 0.5%
Altice Financing S.A. (Luxembourg)[3], 6.50%, 1/15/2022	B1	535,000	535,000
SBA Tower Trust[3], 3.598%, 4/15/2018	Baa3	500,000	498,426

The accompanying notes are an integral part of the financial statements.

10

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]	PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Telecommunication Services (continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., 6.836%, 4/28/2023	Ba3	305,000	$320,631

			1,354,057

Total Telecommunication Services			2,908,068

Utilities - 0.6%
Gas Utilities - 0.1%
National Fuel Gas Co., 3.75%, 3/1/2023	Baa2	400,000	370,882

Independent Power and Renewable Electricity Producers - 0.5%
Abengoa Yield plc (Spain)[3], 7.00%, 11/15/2019	BB4	400,000	412,000
ContourGlobal Power Holdings S.A. (France)[3], 7.125%, 6/1/2019	B3	250,000	261,875
Talen Energy Supply LLC[3], 5.125%, 7/15/2019	Ba3	530,000	519,400

			1,193,275

Total Utilities			1,564,157

TOTAL CORPORATE BONDS
(Identified Cost $117,086,559)			114,647,142

COMMERCIAL MORTGAGE-BACKED SECURITIES - 3.7%

Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A3[5], 5.775%, 3/15/2049	Aaa	942,627	962,875
COBALT CMBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.223%, 8/15/2048	AA4	1,227,447	1,276,615
Commercial Mortgage Pass-Through Certificates, Series 2015-LC19, Class A4, 3.183%, 2/10/2048	Aaa	1,250,000	1,237,720
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K016, Class X1 (IO)[5], 1.558%, 10/25/2021	WR8	4,100,775	328,189
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K030, Class X1 (IO)[5], 0.224%, 4/25/2023	Aaa	23,499,183	347,154
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K706, Class X1 (IO)[5], 1.572%, 10/25/2018	Aaa	6,044,310	276,050
GS Mortgage Securities Trust, Series 2006-GG8, Class A4, 5.56%, 11/10/2039	Aaa	451,314	467,886
LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.372%, 9/15/2039	Aaa	500,000	518,710
LB-UBS Commercial Mortgage Trust, Series 2006-C7, Class A1A, 5.335%, 11/15/2038	AAA[4]	1,230,711	1,289,151
Morgan Stanley Capital I Trust, Series 2006-IQ12, Class A4, 5.332%, 12/15/2043	AAA[4]	1,192,650	1,240,565
U.S. Small Business Administration, Series 2015-10A, Class 1, 2.517%, 3/10/2025	WR8	250,000	250,399

The accompanying notes are an integral part of the financial statements.

11

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT[2]	VALUE (NOTE 2)

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

WF-RBS Commercial Mortgage Trust, Series 2014-C19, Class A5, 4.101%, 3/15/2047	Aaa		1,100,000	$1,180,005

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $9,499,417)				9,375,319

FOREIGN GOVERNMENT BONDS - 46.6%

Australia Government Bond (Australia), 4.50%, 4/15/2020	Aaa	AUD	600,000	508,949
Brazil Notas do Tesouro Nacional (Brazil), 10.00%, 1/1/2025	Baa2	BRL	19,060,000	5,305,179
Brazilian Government International Bond (Brazil), 8.875%, 10/14/2019	Baa2		400,000	497,000
Canada Housing Trust No. 1 (Canada)[3], 4.10%, 12/15/2018	Aaa	CAD	2,485,000	2,201,503
Canadian Government Bond (Canada), 1.50%, 9/1/2017	Aaa	CAD	13,000,000	10,638,559
Canadian Government Bond (Canada), 2.75%, 6/1/2022	Aaa	CAD	2,500,000	2,194,656
Chile Government International Bond (Chile), 5.50%, 8/5/2020	Aa3	CLP	700,000,000	1,168,645
Export-Import Bank of Korea (South Korea), 2.625%, 12/30/2020	Aa3		1,500,000	1,491,902
Ireland Government Bond (Ireland), 5.00%, 10/18/2020	Baa1	EUR	1,340,000	1,822,934
Ireland Government Bond (Ireland), 0.80%, 3/15/2022	Baa1	EUR	2,000,000	2,203,795
Ireland Government Bond (Ireland), 3.90%, 3/20/2023	Baa1	EUR	400,000	531,303
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 9/1/2022	Baa2	EUR	2,835,000	3,917,937
Italy Buoni Poliennali Del Tesoro (Italy), 5.50%, 11/1/2022	Baa2	EUR	4,410,000	6,086,241
Italy Buoni Poliennali Del Tesoro (Italy), 1.50%, 6/1/2025	Baa2	EUR	5,200,000	5,388,839
Japan Government Five Year Bond (Japan), 0.30%, 12/20/2016	A1	JPY	530,700,000	4,355,465
Korea Treasury Bond (South Korea), 2.75%, 6/10/2016	Aa3	KRW	2,400,000,000	2,174,310
Korea Treasury Bond (South Korea), 2.00%, 12/10/2017	WR8	KRW	4,300,000,000	3,876,025
Malaysia Government Bond (Malaysia), 3.172%, 7/15/2016	WR8	MYR	29,570,000	7,848,104
Mexican Government Bond (Mexico), 8.00%, 12/17/2015	A3	MXN	21,454,000	1,394,639
Mexican Government Bond (Mexico), 6.25%, 6/16/2016	A3	MXN	15,000,000	979,618
Mexican Government Bond (Mexico), 7.25%, 12/15/2016	A3	MXN	33,570,000	2,238,159
Mexican Government Bond (Mexico), 5.00%, 6/15/2017	A3	MXN	51,500,000	3,331,872
Mexican Government Bond (Mexico), 7.75%, 12/14/2017	A3	MXN	28,000,000	1,923,573
Mexican Government Bond (Mexico), 8.00%, 6/11/2020	A3	MXN	57,500,000	4,089,182
Mexican Government Bond (Mexico), 6.50%, 6/10/2021	A3	MXN	46,000,000	3,047,528
Mexican Government Bond (Mexico), 6.50%, 6/9/2022	A3	MXN	34,000,000	2,241,036
Mexican Government Bond (Mexico), 7.75%, 5/29/2031	A3	MXN	6,500,000	461,217
Norway Government Bond (Norway)[3], 4.25%, 5/19/2017	Aaa	NOK	17,800,000	2,416,370
Singapore Government Bond (Singapore), 2.50%, 6/1/2019	Aaa	SGD	4,515,000	3,467,920
Spain Government Bond (Spain), 4.50%, 1/31/2018	Baa2	EUR	1,415,000	1,734,355
Spain Government Bond (Spain)[3], 4.00%, 4/30/2020	Baa2	EUR	2,740,000	3,452,575
Spain Government Bond (Spain)[3], 5.40%, 1/31/2023	Baa2	EUR	6,505,000	9,009,009
Spain Government Bond (Spain)[3], 1.60%, 4/30/2025	Baa2	EUR	2,000,000	2,097,929
United Kingdom Gilt (United Kingdom), 2.00%, 1/22/2016	Aa1	GBP	4,750,000	7,526,045
United Kingdom Gilt (United Kingdom), 1.00%, 9/7/2017	Aa1	GBP	2,435,000	3,847,127

The accompanying notes are an integral part of the financial statements.

12

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	CREDIT RATING[1]		PRINCIPAL AMOUNT2/ SHARES	VALUE (NOTE 2)

FOREIGN GOVERNMENT BONDS (continued)

United Kingdom Gilt (United Kingdom), 5.00%, 3/7/2018	Aa1	GBP	2,610,000	$4,557,699

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $130,134,876)				120,027,199

MUTUAL FUND - 0.1%

iShares iBoxx $ High Yield Corporate Bond ETF
(Identified Cost $299,593)			3,250	288,600

U.S. GOVERNMENT AGENCIES - 3.2%

Mortgage-Backed Securities - 3.2%
Fannie Mae, Pool #MA1890, 4.00%, 5/1/2034			910,576	975,288
Fannie Mae, Pool #735500, 5.50%, 5/1/2035			1,194,411	1,345,013
Freddie Mac, Pool #Z50018, 3.50%, 7/1/2026			1,621,297	1,712,830
Freddie Mac, Pool #K92054, 4.00%, 10/1/2034			905,666	967,505
Freddie Mac, Pool #C91832, 3.50%, 6/1/2035			1,196,758	1,249,372
Freddie Mac, Pool #G08273, 5.50%, 6/1/2038			1,764,557	1,975,103

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $8,087,055)				8,225,111

SHORT-TERM INVESTMENT - 1.0%

Dreyfus Cash Management, Inc. - Institutional Shares[15], 0.04%,
(Identified Cost $2,608,504)			2,608,504	2,608,504

TOTAL INVESTMENTS - 99.1%
(Identified Cost $267,716,004)				255,171,875
OTHER ASSETS, LESS LIABILITIES - 0.9%				2,422,400

NET ASSETS - 100%				$257,594,275

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CLP - Chilean Peso
ETF - Exchange-Traded Fund
EUR - Euro
GBP - British Pound
IO - Interest only
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
SGD - Singapore Dollar

*Less than 0.1%.
[1]Credit ratings from Moody’s (unaudited).

The accompanying notes are an integral part of the financial statements.

13

Global Fixed Income Series

Investment Portfolio - June 30, 2015

(unaudited)

2Amount is stated in USD unless otherwise noted.

3Restricted securities - Investment in securities that are restricted as to public resale under the Securities Act of 1933, as amended. These securities have been sold under rule 144A and have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $43,582,658 or 16.9% of the Series’ net assets as of June 30, 2015 (see Note 2 to the financial statements).

4Credit ratings from S&P (unaudited).

5The coupon rate is floating and is the effective rate as of June 30, 2015.

6Security is perpetual in nature and has no stated maturity date.

7The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2018.

8Credit rating has been withdrawn. As of June 30, 2015, there is no rating available (unaudited).

9The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in May 2019.

10The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on USD Swap Semi 30/360 5-Year plus a spread, in September 2019.

11The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in December 2024.

12The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on U.S. Treasury Yield Curve Rate Treasury Note Constant Maturity 5 Year in June 2017.

13The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in June 2022.

14The rate shown is a fixed rate as of June 30, 2015; the rate becomes floating, based on LIBOR plus a spread, in September 2022.

15Rate shown is the current yield as of June 30, 2015.

The Series’ portfolio holds, as a percentage of net assets, greater than 10% in the following countries: United States 38.4%.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

14

Global Fixed Income Series

Statement of Assets and Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $267,716,004) (Note 2)	$255,171,875
Foreign currency (identified cost $47,251)	46,269
Interest receivable	2,457,574
Receivable for securities sold	269,300
Receivable for fund shares sold	127,996
Foreign tax reclaims receivable	263
Dividends receivable	164
Prepaid expenses	1,507

TOTAL ASSETS	258,074,948

LIABILITIES:

Accrued management fees (Note 3)	133,491
Accrued shareholder services fees (Class S) (Note 3)	27,222
Accrued fund accounting and administration fees (Note 3)	14,614
Accrued foreign capital gains tax (Note 2)	7,421
Accrued transfer agent fees (Note 3)	4,856
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for fund shares repurchased	216,780
Accrued custodian fees	35,377
Payable for securities purchased	20,077
Other payables and accrued expenses	20,453

TOTAL LIABILITIES	480,673

TOTAL NET ASSETS	$257,594,275

NET ASSETS CONSIST OF:

Capital stock	$273,019
Additional paid-in-capital	272,132,490
Undistributed net investment income	2,031,098
Accumulated net realized gain (loss) on investments, foreign currency and translation of other assets and liabilities	(4,287,595)
Net unrealized appreciation (depreciation) on investments (net of foreign capital gains tax of $7,421), foreign currency and translation of other assets and liabilities	(12,554,737)

TOTAL NET ASSETS	$257,594,275

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($204,865,187/21,719,626 shares)	$9.43

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($52,729,088/5,582,259 shares)	$9.45

The accompanying notes are an integral part of the financial statements.

15

Global Fixed Income Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Interest (net of foreign withholding tax of $33,224)	$4,065,788
Dividends	11,012

Total Investment Income	4,076,800

EXPENSES:

Management fees (Note 3)	779,834
Shareholder services fees (Class S) (Note 3)	156,077
Fund accounting and administration fees (Note 3)	45,862
Transfer agent fees (Note 3)	7,687
Directors’ fees (Note 3)	2,884
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	30,872
Miscellaneous	56,608

Total Expenses	1,081,048
Less reduction of expenses (Note 3)	(16,962)

Net Expenses	1,064,086

NET INVESTMENT INCOME	3,012,714

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	(1,130,268)
Foreign currency and translation of other assets and liabilities	(2,875,440)

(4,005,708)

Net change in unrealized appreciation (depreciation) on-
Investments (net of decrease in accrued foreign capital gains tax of $502)	(5,047,203)
Foreign currency and translation of other assets and liabilities	65,278

(4,981,925)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(8,987,633)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(5,974,919)

The accompanying notes are an integral part of the financial statements.

16

Global Fixed Income Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$3,012,714	$5,581,029
Net realized gain (loss) on investments and foreign currency	(4,005,708)	3,413,776
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(4,981,925)	(8,078,036)

Net increase (decrease) from operations	(5,974,919)	916,769

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	(667,637)	(5,045,777)
From net investment income (Class I)	(178,978)	(1,197,071)
From net realized gain on investments (Class S)	—	(928,775)
From net realized gain on investments (Class I)	—	(209,576)

Total distributions to shareholders	(846,615)	(7,381,199)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	8,699,311	30,131,263

Net increase in net assets	1,877,777	23,666,833

NET ASSETS:

Beginning of period	255,716,498	232,049,665

End of period (including undistributed net investment income of $2,031,098 and distributions in excess of net investment income of $135,001, respectively)	$257,594,275	$255,716,498

The accompanying notes are an integral part of the financial statements.

17

Global Fixed Income Series

Financial Highlights - Class S

FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14	FOR THE PERIOD 4/1/13[1] TO 12/31/13

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.68		$9.92	$10.00

Income (loss) from investment operations:
Net investment income[2]	0.11		0.22	0.16
Net realized and unrealized gain (loss) on investments	(0.33)		(0.18)	(0.16)

Total from investment operations	(0.22)		0.04	0.00

Less distributions to shareholders:

From net investment income	(0.03)		(0.24)	(0.08)

From net realized gain on investments	—		(0.04)	—	[3]

Total distributions to shareholders	(0.03)		(0.28)	(0.08)

Net asset value - End of period	$9.43		$9.68	$9.92

Net assets - End of period (000’s omitted)	$204,865		$208,842	$196,860

Total return[4]	(2.27%	)	0.42%	0.07%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.85%	[5]	0.85%	0.85%	[5]
Net investment income	2.29%	[5]	2.16%	2.16%	[5]
Portfolio turnover	23%		40%	51%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[5]	0.01%	0.00%	[5,6]
1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

5Annualized.

6Less than 0.01%.

The accompanying notes are an integral part of the financial statements.

18

Global Fixed Income Series

Financial Highlights - Class I

FOR THE SIX MONTHS ENDED	FOR THE YEARS ENDED		FOR THE PERIOD 10/1/12[1] TO 12/31/12
6/30/15 (UNAUDITED)	12/31/14	12/31/13

Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.69		$9.93	$10.09	$10.00

Income (loss) from investment operations:

Net investment income[2]	0.12		0.23	0.23	0.04

Net realized and unrealized gain (loss) on investments	(0.33)		(0.17)	(0.26)	0.05

Total from investment operations	(0.21)		0.06	(0.03)	0.09

Less distributions to shareholders:

From net investment income	(0.03)		(0.26)	(0.13)	—	[3]

From net realized gain on investments	—		(0.04)	— [3]	—	[3]

Total distributions to shareholders	(0.03)		(0.30)	(0.13)	—	[3]

Net asset value - End of period	$9.45		$9.69	$9.93	$10.09

Net assets - End of period (000’s omitted)	$52,729		$46,875	$35,190	$5,106

Total return[4]	(2.13%	)	0.57%	(0.32% )	0.95%
Ratios (to average net assets)/Supplemental Data:
Expenses*	0.70%	[5]	0.70%	0.70%	0.70%	[5]
Net investment income	2.44%	[5]	2.31%	2.32%	1.60%	[5]
Portfolio turnover	23%		40%	51%	4%

*The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amounts:
	0.01%	[5]	0.02%	0.11%	4.08%	[5]

1Commencement of operations.

2Calculated based on average shares outstanding during the periods.

3Less than $0.01.

4Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been waived during the periods. Periods less than one year are not annualized.

5Annualized.

The accompanying notes are an integral part of the financial statements.

19

Global Fixed Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Global Fixed Income Series (the “Series”) is a no-load non-diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term total return by investing principally in fixed income securities of issuers located anywhere in the world.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same except the Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as Global Fixed Income Series Class S common stock, and 100 million designated as Global Fixed Income Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Debt securities, including government bonds, foreign bonds, asset-backed securities, structured notes, supranational obligations, sovereign bonds, corporate bonds and mortgage-backed securities will normally be valued on the basis of evaluated bid prices provided directly by an independent pricing service. The pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Certain investments in securities held by the Series may be valued on a basis of a price provided directly by a principal market maker. These prices may differ from the value that would have been used had a broader market for securities existed.

Municipal securities will normally be valued on the basis of market valuations provided by an independent pricing service that utilizes the latest price quotations and a matrix system (which considers such factors as security prices of similar securities, yields, maturities and ratings).

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are

20

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Debt securities:
U.S. Treasury and other U.S.
Government agencies	$8,225,111	$—	$8,225,111	$—
Corporate debt:
Consumer Discretionary	14,130,609	—	14,130,609	—
Consumer Staples	3,503,012	—	3,503,012	—
Energy	11,399,155	—	11,399,155	—
Financials	60,024,779	—	60,024,779	—
Health Care	4,375,874	—	4,375,874	—
Industrials	7,655,922	—	7,655,922	—
Information Technology	3,749,843	—	3,749,843	—
Materials	5,335,723	—	5,335,723	—
Telecommunication Services	2,908,068	—	2,908,068	—
Utilities	1,564,157	—	1,564,157	—
Commercial mortgage-backed securities	9,375,319	—	9,375,319	—
Foreign government bonds	120,027,199	—	120,027,199	—
Mutual funds	2,897,104	2,897,104	—	—

Total assets	$255,171,875	$2,897,104	$252,274,771	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the

21

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Foreign Currency Translation

The books and records of the Series are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities and income and expenses are translated on the respective dates of such transactions. The Series does not isolate realized and unrealized gains and losses attributable to changes in the exchange rates from gains and losses that arise from changes in the fair value of investments. Such fluctuations are included with net realized and unrealized gain or loss on investments. Net realized foreign currency gains and losses represent foreign currency gains and losses between trade date and settlement date on securities transactions, gains and losses on disposition of foreign currencies and the difference between the amount of income and foreign withholding taxes recorded on the books of the Series and the amounts actually received or paid.

Securities Purchased on a When-Issued Basis or Forward Commitment

The Series may purchase securities on a when-issued basis or forward commitment. These transactions involve a commitment by the Series to purchase securities for a predetermined price with payment and delivery taking place beyond the customary settlement period. When such purchases are outstanding, the Series will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Series assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. The Series may sell the when-issued securities before they are delivered, which may result in a capital gain or loss. No such investments were held by the Series on June 30, 2015.

In connection with its ability to purchase or sell securities on a forward commitment basis, the Series may enter into forward roll transactions principally using To Be Announced (TBA) securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Series to receive inferior securities at redelivery as compared to the securities sold to the counterparty; counterparty credit risk; and the potential pay down speed variance between the mortgage-backed pools. During the roll period, the Series forgoes principal and interest paid on the securities. The Series accounts for such dollar rolls as purchases and sales. Information regarding securities purchased on a when-issued basis is included in the Series’ Investment Portfolio. No such investments were held by the Series on June 30, 2015.

Restricted Securities

Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. Information regarding restricted securities is included at the end of the Series’ Investment Portfolio.

Illiquid Securities

A security may be considered illiquid if so deemed in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board. Securities that are illiquid are marked with the applicable footnote on the Investment Portfolio. No such investments were held by the Series at June 30, 2015.

22

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2012 and the years ended December 31, 2013 through December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax. The Series is subject to a tax imposed on short term capital gains on securities of issuers domiciled in India. The Series records an estimated deferred tax liability for securities that have been held for less than a year at the end of the reporting period, assuming those positions were disposed of at the end of the period. This amount is reported in Accrued foreign capital gains tax in the accompanying Statement of Assets and Liabilities. Realized losses on the sale of securities of issuers domiciled in India can be carried forward for eight years to offset potential future short term realized capital gains.

Distributions of Income and Gains

Distributions to shareholders of net investment income are made quarterly. Distributions of net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor, for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.60% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund

23

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.15% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series, exclusive of Class S’s shareholder services fee, at no more than 0.70% of average daily net assets each year. For the six months ended June 30, 2015, the Advisor waived fees of $16,962, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed in prior years.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $67,175,662 and $44,375,019, respectively. Purchases and sales of U.S. Government securities, other than short-term securities, were $12,597,920 and $11,854,165, respectively.

24

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions

Transactions in shares of Class S and I shares of Global Fixed Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,251,696	$12,002,235	2,714,749	$27,373,610
Reinvested	67,747	636,827	576,221	5,722,647
Repurchased	(1,163,426)	(11,132,289)	(1,580,241)	(15,952,388)

Total	156,017	$1,506,773	1,710,729	$17,143,869

CLASS I	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	760,540	$7,323,809	1,341,255	$13,538,946
Reinvested	19,020	178,978	141,458	1,406,647
Repurchased	(32,270)	(310,249)	(193,197)	(1,958,199)

Total	747,290	$7,192,538	1,289,516	$12,987,394

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

25

Global Fixed Income Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Ordinary income	$6,243,524
Long-term capital gains	1,137,675

At June 30, 2015, the identified cost of investments for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$267,716,004
Unrealized appreciation	1,630,325
Unrealized depreciation	(14,174,454)

Net unrealized depreciation	$(12,544,129)

26

Global Fixed Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNGFI-6/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

DYNAMIC OPPORTUNITIES SERIES

Dynamic Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$1,075.90	$5.46	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.54	$5.31	1.06%
Class I
Actual	$1,000.00	$1,076.80	$4.43	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.53	$4.31	0.86%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Dynamic Opportunities Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

Dynamic Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 97.8%

Consumer Discretionary - 39.6%
Diversified Consumer Services - 2.0%
Houghton Mifflin Harcourt Co.*	249,430	$6,285,636

Internet & Catalog Retail - 5.0%
TripAdvisor, Inc.*	183,940	16,028,532

Media - 15.3%
AMC Networks, Inc. - Class A*	284,530	23,288,781
Discovery Communications, Inc. - Class A*	496,820	16,524,233
Morningstar, Inc.	112,290	8,932,670

		48,745,684

Specialty Retail - 8.4%
Advance Auto Parts, Inc.	92,280	14,699,281
Dick’s Sporting Goods, Inc.	233,490	12,087,777

		26,787,058

Textiles, Apparel & Luxury Goods - 8.9%
Gildan Activewear, Inc. (Canada)	211,410	7,027,268
lululemon athletica, Inc.*	323,720	21,138,916

		28,166,184

Total Consumer Discretionary		126,013,094

Consumer Staples - 4.2%
Food Products - 4.2%
Keurig Green Mountain, Inc.	173,720	13,312,164

Financials - 6.3%
Capital Markets - 3.1%
Financial Engines, Inc.	231,480	9,833,270

Consumer Finance - 3.2%
SLM Corp.*	1,038,880	10,253,746

Total Financials		20,087,016

Health Care - 17.3%
Biotechnology - 2.1%
Seattle Genetics, Inc.*	137,200	6,640,480

Health Care Equipment & Supplies - 12.2%
HeartWare International, Inc.*	170,100	12,364,569
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H (China)[1]	20,965,890	15,644,370
Thoratec Corp.*	242,890	10,825,607

		38,834,546

Health Care Providers & Services - 3.0%
DaVita HealthCare Partners, Inc.*	121,300	9,639,711

Total Health Care		55,114,737

The accompanying notes are an integral part of the financial statements.

3

Dynamic Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 4.8%
Road & Rail - 4.8%
Genesee & Wyoming, Inc.*	140,520	$10,704,814
Kansas City Southern	51,240	4,673,088

Total Industrials		15,377,902

Information Technology - 25.6%
Communications Equipment - 4.5%
Ixia*	1,159,480	14,423,931

Electronic Equipment, Instruments & Components - 6.5%
FLIR Systems, Inc.	268,590	8,277,944
Trimble Navigation Ltd.*	527,660	12,378,904

		20,656,848

Internet Software & Services - 8.8%
MercadoLibre, Inc. (Argentina)	68,380	9,689,446
Q2 Holdings, Inc.*	148,630	4,198,797
Qihoo 360 Technology Co. Ltd. - ADR (China)*	155,670	10,537,302
Zillow Group, Inc. - Class A*	41,250	3,578,025

		28,003,570

IT Services - 2.6%
EVERTEC, Inc.	394,210	8,373,020

Software - 3.2%
Yodlee, Inc.*	697,030	10,065,113

Total Information Technology		81,522,482

TOTAL COMMON STOCKS
(Identified Cost $297,876,159)		311,427,395

The accompanying notes are an integral part of the financial statements.

4

Dynamic Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

SHORT-TERM INVESTMENT - 1.3%

Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04%,
(Identified Cost $4,364,114)	4,364,114	$4,364,114

TOTAL INVESTMENTS - 99.1%
(Identified Cost $302,240,273)		315,791,509
OTHER ASSETS, LESS LIABILITIES - 0.9%		2,734,280

NET ASSETS - 100%		$318,525,789

ADR - American Depositary Receipt

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Dynamic Opportunities Series

Statement of Assets & Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $302,240,273) (Note 2)	$315,791,509
Receivable for securities sold	13,149,884
Dividends receivable	163,872
Receivable for fund shares sold	30,464
Foreign tax reclaims receivable	3,132
Prepaid expenses	1,979

TOTAL ASSETS	329,140,840

LIABILITIES:

Accrued management fees (Note 3)	228,228
Accrued shareholder services fees (Class S) (Note 3)	45,685
Accrued fund accounting and administration fees (Note 3)	6,236
Accrued transfer agent fees (Note 3)	5,716
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for securities purchased	9,842,019
Payable for fund shares repurchased	460,784
Other payables and accrued expenses	26,001

TOTAL LIABILITIES	10,615,051

TOTAL NET ASSETS	$318,525,789

NET ASSETS CONSIST OF:

Capital stock	$299,598
Additional paid-in-capital	290,727,888
Undistributed net investment loss	(1,254,522)
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	15,201,594
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	13,551,231

TOTAL NET ASSETS	$318,525,789

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($254,437,451/23,946,103 shares)	$10.63

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($64,088,338/6,013,667 shares)	$10.66

The accompanying notes are an integral part of the financial statements.

6

Dynamic Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $14,413)	$393,579

EXPENSES:

Management fees (Note 3)	1,289,595
Shareholder services fees (Class S)(Note 3)	260,225
Fund accounting and administration fees (Note 3)	31,761
Transfer agent fees (Note 3)	9,081
Directors’ fees (Note 3)	3,522
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	8,203
Miscellaneous	44,490

Total Expenses	1,648,101

NET INVESTMENT LOSS	(1,254,522)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	21,596,648
Foreign currency and translation of other assets and liabilities	(1,187)

21,595,461

Net change in unrealized appreciation (depreciation) on-
Investments	3,305,183
Foreign currency and translation of other assets and liabilities	224

3,305,407

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	24,900,868

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,646,346

The accompanying notes are an integral part of the financial statements.

7

Dynamic Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14*
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment loss	$(1,254,522)	$(1,700,667)
Net realized gain (loss) on investments and foreign currency	21,595,461	4,176,461
Net change in unrealized appreciation (depreciation) on investments and foreign currency	3,305,407	10,245,824

Net increase from operations	23,646,346	12,721,618

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net realized gain on investments (Class S)	—	(7,357,799)
From net realized gain on investments (Class I)	—	(1,602,675)

Total distributions to shareholders	—	(8,960,474)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(10,341,657)	300,959,956

Net increase in net assets	13,304,689	304,721,100

NET ASSETS:

Beginning of period	305,221,100	500,000

End of period (including undistributed net investment loss of $1,254,522 and undistributed net investment income of $0, respectively)	$318,525,789	$305,221,100

* Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of the financial statements.

8

Dynamic Opportunities Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEAR ENDED 12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.88		$10.00

Income (loss) from investment operations:
Net investment loss[1]	(0.04)		(0.07)
Net realized and unrealized gain (loss) on investments	0.79		0.25

Total from investment operations	0.75		0.18

Less distributions to shareholders:
From net realized gain on investments	—		(0.30)

Total distributions to shareholders	—		(0.30)

Net asset value - End of period	$10.63		$9.88

Net assets - End of period (000’s omitted)	$254,437		$250,573

Total return[2]	7.59%		1.93%
Ratios (to average net assets)/Supplemental Data:
Expenses	1.06%	[3]	1.07%
Net investment loss	(0.82%	)[3]	(0.71% )
Portfolio turnover	41%		68%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

9

Dynamic Opportunities Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEAR ENDED 12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$9.90		$10.00

Income (loss) from investment operations:
Net investment loss[1]	(0.03)		(0.05)
Net realized and unrealized gain (loss) on investments	0.79		0.25

Total from investment operations	0.76		0.20

Less distributions to shareholders:
From net realized gain on investments	—		(0.30)

Total distributions to shareholders	—		(0.30)

Net asset value - End of period	$10.66		$9.90

Net assets - End of period (000’s omitted)	$64,088		$54,648

Total return[2]	7.68%		2.13%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.86%	[3]	0.88%
Net investment loss	(0.61%	)[3]	(0.51% )
Portfolio turnover	41%		68%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

3Annualized.

The accompanying notes are an integral part of the financial statements.

10

Dynamic Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

Dynamic Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term growth.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. On December 31, 2013, the Series issued 25,000 shares of Class S and 25,000 shares of Class I, valued at $250,000 and $250,000, respectively, to the Advisor, who was the sole investor in the Series as of that date. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as Dynamic Opportunities Series Class S common stock, and 100 million have been designated as Dynamic Opportunities Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

11

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$126,013,094	$126,013,094	$—	$—
Consumer Staples	13,312,164	13,312,164	—	—
Financials	20,087,016	20,087,016	—	—
Health Care	55,114,737	39,470,367	15,644,370	—
Industrials	15,377,902	15,377,902	—	—
Information Technology	81,522,482	81,522,482	—	—
Mutual fund	4,364,114	4,364,114	—	—

Total assets	$315,791,509	$300,147,139	$15,644,370	$—

There were no Level 2 or Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year

12

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2013 and the year ended December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses

13

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.90% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $129,126,822 and $143,555,737, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Dynamic Opportunities Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14*
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,007,655	$10,478,040	27,589,735	$269,742,077
Reinvested	—	—	768,470	7,262,041
Repurchased	(2,433,906)	(25,861,522)	(3,010,851)	(29,848,786)

Total	(1,426,251)	$(15,383,482)	25,347,354	$247,155,332

14

Dynamic Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14*
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	858,748	$8,944,139	5,588,004	$54,821,921
Reinvested	—	—	166,010	1,572,115
Repurchased	(367,624)	(3,902,314)	(256,471)	(2,589,412)

Total	491,124	$5,041,825	5,497,543	$53,804,624

* Commencement of operations was December 31, 2013.

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 was as follows:

 Ordinary income    $8,960,474

At June 30, 2015, identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized appreciation were as follows:

Cost for federal income tax purposes	$302,471,523
Unrealized appreciation	30,139,944
Unrealized depreciation	(16,819,958)

Net unrealized appreciation	$13,319,986

15

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16

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17

Dynamic Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange
Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNDYN-6/15-SAR

MANNING & NAPIER

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

EQUITY INCOME SERIES

Equity Income Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 991.70	$4.69	0.95%
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.08	$4.76	0.95%
Class I
Actual	$1,000.00	$ 992.60	$3.71	0.75%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.08	$3.76	0.75%

*Expenses are equal to the Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year. The Class’ total return would have been lower had certain expenses not been waived during the period.

1

Equity Income Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

Equity Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 100.0%

Consumer Discretionary - 6.3%
Hotels, Restaurants & Leisure - 1.2%
SeaWorld Entertainment, Inc.	45,790	$844,367

Media - 5.1%
Time Warner, Inc.	14,050	1,228,111
Twenty-First Century Fox, Inc. - Class A	33,120	1,077,890
Viacom, Inc. - Class B	20,690	1,337,402

		3,643,403

Total Consumer Discretionary		4,487,770

Consumer Staples - 9.7%
Beverages - 4.4%
Diageo plc (United Kingdom)[1]	45,140	1,307,237
Dr. Pepper Snapple Group, Inc.	4,130	301,077
Molson Coors Brewing Co. - Class B	13,620	950,812
PepsiCo, Inc.	6,220	580,575

		3,139,701

Food Products - 1.5%
ConAgra Foods, Inc.	24,690	1,079,447

Household Products - 2.1%
Energizer Holdings, Inc.	11,240	1,478,622

Tobacco - 1.7%
Philip Morris International, Inc.	14,480	1,160,862

Total Consumer Staples		6,858,632

Energy - 8.1%
Oil, Gas & Consumable Fuels - 8.1%
BP plc - ADR (United Kingdom)	23,250	929,070
Chevron Corp.	13,550	1,307,169
ConocoPhillips	10,940	671,825
Exxon Mobil Corp.	23,900	1,988,480
Total S.A. (France)[1]	18,050	885,372

Total Energy		5,781,916

Financials - 29.1%
Banks - 8.1%
BankUnited, Inc.	14,190	509,847
Citigroup, Inc.	35,820	1,978,697
HSBC Holdings plc (United Kingdom)[1]	68,090	609,702
JPMorgan Chase & Co.	13,950	945,252
U.S. Bancorp	13,770	597,618
Wells Fargo & Co.	20,040	1,127,049

		5,768,165

The accompanying notes are an integral part of the financial statements.

3

Equity Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Financials (continued)
Capital Markets - 3.6%
American Capital Ltd.*	20,980	$284,279
Apollo Investment Corp.	40,390	285,961
Ares Capital Corp.	17,580	289,367
BlackRock Capital Investment Corp.	31,150	284,711
Fifth Street Finance Corp.	43,240	283,222
Medley Capital Corp.	31,730	282,714
PennantPark Investment Corp.	31,590	277,360
Prospect Capital Corp.	38,700	285,219
Solar Capital Ltd.	15,870	285,660

		2,558,493

Insurance - 5.1%
Admiral Group plc (United Kingdom)[1]	70,670	1,539,911
Principal Financial Group, Inc.	27,730	1,422,272
The Progressive Corp.	24,100	670,703

		3,632,886

Real Estate Investment Trusts (REITS) - 10.9%
CatchMark Timber Trust, Inc. - Class A	62,070	718,150
Community Healthcare Trust, Inc.*	19,550	376,337
Crown Castle International Corp.	13,270	1,065,581
Lamar Advertising Co. - Class A	12,360	710,453
Outfront Media, Inc.	55,634	1,404,202
Plum Creek Timber Co., Inc.	41,580	1,686,900
Weyerhaeuser Co.	55,890	1,760,535

		7,722,158

Real Estate Management & Development - 0.4%
First Capital Realty, Inc. (Canada)	22,180	317,517

REITS - Mortgage - 1.0%
American Capital Agency Corp.	18,350	337,089
Annaly Capital Management, Inc.	36,610	336,446

		673,535

Total Financials		20,672,754

Health Care - 6.7%
Pharmaceuticals - 6.7%
Eli Lilly & Co.	10,200	851,598
Johnson & Johnson	18,120	1,765,975
Merck & Co., Inc.	13,160	749,199
Roche Holding AG (Switzerland)[1]	2,530	709,390
Sanofi (France)[1]	6,980	690,532

Total Health Care		4,766,694

The accompanying notes are an integral part of the financial statements.

4

Equity Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials - 16.1%
Air Freight & Logistics - 1.4%
United Parcel Service, Inc. - Class B	10,290	$997,204

Commercial Services & Supplies - 3.3%
Pitney Bowes, Inc.	45,850	954,139
Waste Management, Inc.	30,390	1,408,577

		2,362,716

Electrical Equipment - 1.4%
Rockwell Automation, Inc.	7,920	987,149

Industrial Conglomerates - 3.6%
3M Co.	4,570	705,151
General Electric Co.	69,060	1,834,924

		2,540,075

Machinery - 2.9%
Donaldson Co., Inc.	11,360	406,688
Flowserve Corp.	17,920	943,667
Pentair plc (United Kingdom)	10,600	728,750

		2,079,105

Road & Rail - 2.7%
Kansas City Southern	7,540	687,648
Union Pacific Corp.	13,080	1,247,440

		1,935,088

Trading Companies & Distributors - 0.8%
Fastenal Co.	12,720	536,529

Total Industrials		11,437,866

Information Technology - 11.7%
Communications Equipment - 3.2%
Cisco Systems, Inc.	23,250	638,445
Juniper Networks, Inc.	62,460	1,622,086

		2,260,531

IT Services - 3.1%
Broadridge Financial Solutions, Inc.	21,890	1,094,719
Xerox Corp.	105,350	1,120,924

		2,215,643

Software - 1.5%
Microsoft Corp.	24,270	1,071,521

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	10,900	1,367,133

The accompanying notes are an integral part of the financial statements.

5

Equity Income Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Information Technology (continued)
Technology Hardware, Storage & Peripherals (continued)
EMC Corp.	53,870	$1,421,629

		2,788,762

Total Information Technology		8,336,457

Materials - 10.3%
Chemicals - 4.1%
Ashland, Inc.	8,940	1,089,786
The Dow Chemical Co.	35,380	1,810,394

		2,900,180

Containers & Packaging - 6.2%
Avery Dennison Corp.	17,470	1,064,622
Bemis Co., Inc.	16,090	724,211
Graphic Packaging Holding Co.	48,140	670,590
Packaging Corp. of America	16,010	1,000,465
Sonoco Products Co.	21,930	939,920

		4,399,808

Total Materials		7,299,988

Utilities - 2.0%
Electric Utilities - 1.2%
Eversource Energy	11,050	501,781
Exelon Corp.	11,800	370,756

		872,537

Multi-Utilities - 0.8%
CMS Energy Corp.	16,780	534,275

Total Utilities		1,406,812

TOTAL COMMON STOCKS (Identified Cost $70,309,197)		71,048,889

SHORT-TERM INVESTMENT - 0.6%

BNY Mellon Cash Reserve[2], 0.00%, 12/31/2049	22,120	22,120
Dreyfus Cash Management, Inc. - Institutional Shares[2], 0.04%	386,529	386,529

TOTAL SHORT-TERM INVESTMENT (Identified Cost $408,649)		408,649

TOTAL INVESTMENTS - 100.6% (Identified Cost $70,717,846)		71,457,538
LIABILITIES, LESS OTHER ASSETS - (0.6%)		(395,303)

NET ASSETS - 100%		$71,062,235

The accompanying notes are an integral part of the financial statements.

6

Equity Income Series

Investment Portfolio - June 30, 2015

(unaudited)

ADR - American Depositary Receipt

ETF - Exchange-Traded Fund

*Non-income producing security.

1A factor from a third party vendor was applied to determine the security’s fair value following the close of local trading.

2Rate shown is the current yield as of June 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

7

Equity Income Series

Statement of Assets & Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $70,717,846) (Note 2)	$71,457,538
Cash	4,155
Receivable for securities sold	908,913
Dividends receivable	178,619
Foreign tax reclaims receivable	5,252
Receivable for fund shares sold	4,565
Prepaid expenses	12

TOTAL ASSETS	72,559,054

LIABILITIES:

Accrued management fees (Note 3)	33,237
Accrued fund accounting and administration fees (Note 3)	8,059
Accrued shareholder services fees (Class S) (Note 3)	4,481
Accrued transfer agent fees (Note 3)	2,378
Accrued Directors’ fees (Note 3)	581
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for securities purchased	1,173,894
Payable for fund shares repurchased	231,101
Other payables and accrued expenses	42,706

TOTAL LIABILITIES	1,496,819

TOTAL NET ASSETS	$71,062,235

NET ASSETS CONSIST OF:

Capital stock	$66,413
Additional paid-in-capital	68,779,664
Undistributed net investment income	665,651
Accumulated net realized gain on investments, foreign currency and translation of other assets and liabilities	810,910
Net unrealized appreciation on investments, foreign currency and translation of other assets and liabilities	739,597

TOTAL NET ASSETS	$71,062,235

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($24,891,932/ 2,328,229 shares)	$10.69

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($46,170,303/ 4,313,085 shares)	$10.70

The accompanying notes are an integral part of the financial statements.

8

Equity Income Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $8,360)	$940,801

EXPENSES:

Management fees (Note 3)	216,993
Shareholder services fees (Class S)(Note 3)	24,772
Fund accounting and administration fees (Note 3)	21,094
Transfer agent fees (Note 3)	2,443
Chief Compliance Officer service fees (Note 3)	1,224
Directors’ fees (Note 3)	1,095
Printing fees	20,693
Registration fees	15,224
Audit fees	15,084
Custodian fees	8,046
Miscellaneous	1,019

Total Expenses	327,687
Less reduction of expenses (Note 3)	(52,537)

Net Expenses	275,150

NET INVESTMENT INCOME	665,651

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:

Net realized gain (loss) on-
Investments	864,161
Options written	98,954
Foreign currency and translation of other assets and liabilities	(171)

962,944

Net change in unrealized appreciation (depreciation) on-
Investments	(2,236,996)
Options written	(2,850)
Foreign currency and translation of other assets and liabilities	411

(2,239,435)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY	(1,276,491)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(610,840)

The accompanying notes are an integral part of the financial statements.

9

Equity Income Series

Statement of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14
INCREASE IN NET ASSETS:

OPERATIONS:

Net investment income	$665,651	$1,131,262
Net realized gain on investments and foreign currency	962,944	644,732
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(2,239,435)	2,979,032

Net increase (decrease) from operations	(610,840)	4,755,026

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(386,141)
From net investment income (Class I)	—	(844,207)
From net realized gain on investments (Class S)	—	(228,447)
From net realized gain on investments (Class I)	—	(469,233)

Total distributions to shareholders	—	(1,928,028)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase from capital share transactions (Note 5)	8,989,154	59,356,923

Net increase in net assets	8,378,314	62,183,921

NET ASSETS:

Beginning of period	62,683,921	500,000

End of period (including undistributed net investment income of $665,651 and $ -, respectively)	$71,062,235	$62,683,921

The accompanying notes are an integral part of the financial statements.

10

Equity Income Series

Financial Highlights - Class S*

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEAR ENDED 12/31/14*
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.78		$10.00

Income (loss) from investment operations:
Net investment income[1]	0.10		0.29 [2]
Net realized and unrealized gain on investments	(0.19)		0.86

Total from investment operations	(0.09)		1.15

Less distributions to shareholders:
From net investment income	—		(0.23)
From net realized gain on investments	—		(0.14)

Total distributions to shareholders	—		(0.37)

Net asset value - End of period	$10.69		$10.78

Net assets - End of period (000’s omitted)	$24,892		$24,178

Total return[3]	(0.83%	)	11.63%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.95%	[4]	0.95%
Net investment income	1.85%	[4]	2.68% [2]
Portfolio turnover	24%		55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

0.16%	0.33%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.22 and the net investment income ratio would have been 2.07%.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

11

Equity Income Series

Financial Highlights - Class I*

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEAR ENDED 12/31/14*
Per share data (for a share outstanding throughout the period):
Net asset value - Beginning of period	$10.78		$10.00

Income (loss) from investment operations:
Net investment income[1]	0.11		0.30 [2]
Net realized and unrealized gain on investments	(0.19)		0.87

Total from investment operations	(0.08)		1.17

Less distributions to shareholders:
From net investment income	—		(0.25)
From net realized gain on investments	—		(0.14)

Total distributions to shareholders	—		(0.39)

Net asset value - End of period	$10.70		$10.78

Net assets - End of period (000’s omitted)	$46,170		$38,506

Total return[3]	(0.74%	)	11.79%
Ratios (to average net assets)/Supplemental Data:
Expenses**	0.75%	[4]	0.75%
Net investment income	2.08%	[4]	2.82% [2]
Portfolio turnover	24%		55%

**The investment advisor did not impose all or a portion of its management and/or other fees, and in some periods may have paid a portion of the Series’ expenses. If these expenses had been incurred by the Class, the expense ratio (to average net assets) would have increased by the following amount:

0.16%	0.30%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the period.

2Reflects a special dividend paid out during the period by two of the Series’ holdings. Had the Series not received the special dividends, the net investment income per share would have been $0.24 and the net investment income ratio would have been 2.19%.

3Represents aggregate total return for the period indicated, and assumes reinvestment of all distributions. Total return would have been lower had certain expenses not been reimbursed during the period. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

12

Equity Income Series

Notes to Financial Statements

(unaudited)

1.	Organization

Equity Income Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ primary investment objectives are to provide current income and income growth, and it has a secondary goal of providing long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. On December 31, 2013, the Series issued 25,000 shares of Class S and 25,000 shares of Class I, valued at $250,000 and $250,000, respectively, to the Advisor, who was the sole investor in the Series as of that date. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as Equity Income Series Class S common stock, and 100 million have been designated as Equity Income Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

13

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$4,487,770	$4,487,770	$—	$—
Consumer Staples	6,858,632	5,551,395	1,307,237	—
Energy	5,781,916	4,896,544	885,372	—
Financials	20,672,754	18,523,141	2,149,613	—
Health Care	4,766,694	3,366,772	1,399,922	—
Industrials	11,437,866	11,437,866	—	—
Information Technology	8,336,457	8,336,457	—	—
Materials	7,299,988	7,299,988	—	—
Utilities	1,406,812	1,406,812	—	—
Mutual funds	408,649	408,649	—	—

Total	$71,457,538	$65,715,394	$5,742,144	$—

Please see the Investment Portfolio for foreign securities where a factor from a third party vendor was applied to determine the securities’ fair value following the close of local trading. Such securities are included in Level 2 in the table above.

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

14

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Transactions, Investment Income and Expenses (continued)

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Option Contracts

The Series may write (sell) or buy call or put options on securities and other financial instruments. When the Series writes a call, the Series gives the purchaser the right to buy the underlying security from the Series at the price specified in the option contract (the “exercise price”) at any time during the option period. When the Series writes a put option, the Series gives the purchaser the right to sell to the Series the underlying security at the exercise price at any time during the option period. The Series will only write options on a “covered basis.” This means that the Series will own the underlying security when the Series writes a call or the Series will put aside cash, U.S. Government securities, or other liquid assets in an amount not less than the exercise price at all times the put option is outstanding.

When the Series writes an option, an amount equal to the premium received is reflected as a liability and is subsequently marked-to-market to reflect the current market value of the option. The Series, as a writer of an option, has no control over whether the underlying security or financial instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. There is a risk that the Series may not be able to enter into a closing transaction because of an illiquid market.

The Series may also purchase options in an attempt to hedge against fluctuations in the value of its portfolio and to protect against declines in the value of the securities. The premium paid by the Series for the purchase of an option is reflected as an investment and subsequently marked-to-market to reflect the current market value of the option. The risk associated with purchasing options is limited to the premium paid.

When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premium received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

The measurement of the risks associated with option contracts is meaningful only when all related and offsetting transactions are considered. The counterparty for the Series’ written options contracts outstanding during the six months ended June 30, 2015 is Pershing LLC, a BNY Mellon Company.

15

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

The following table presents the present value of derivatives held during the six months ended June 30, 2015 as reflected on the Statement of Assets and Liabilities, and the effect of the derivative instruments on the Statement of Operations:

STATEMENT OF OPERATIONS
Derivative	Location of Gain or (Loss) on Derivatives	Realized Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on options written	$98,954
Derivative	Location of Appreciation (Depreciation) on Derivatives	Unrealized Appreciation (Depreciation) on Derivatives
Equity contracts	Net change in unrealized appreciation (depreciation) on options written	$(2,850)

The average month-end balances for the six months ended June 30, 2015 of outstanding derivative financial instruments were as follows:

Options:
Average number of option contracts written	713
Average notional value of option contracts written	$4,099,063

Written Option Rollforward

Transactions in options written for the six months ended June 30, 2015, were as follows:

	CALLS
	CONTRACTS	PREMIUMS RECEIVED
Outstanding options, beginning of period	240	$19,140
Options written	2,850	177,066
Options exercised	(530)	(44,161)
Options expired	(1,095)	(66,325)
Options closed	(1,465)	(85,720)

Outstanding options, end of period	—	$—

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the

16

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes (continued)

period ended December 31, 2013 and the year ended December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.65% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend, which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share

17

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

class’ shareholder services fee, at no more than 0.75% of average daily net assets. Accordingly, the Advisor waived fees of $52,537 for the six months ended June 30, 2015, which is included as a reduction of expenses on the Statement of Operations. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $28,213,866 and $15,785,902, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Equity Income Series were:

CLASS S	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	271,496	$2,941,112	3,008,903	$31,008,333
Reinvested	—	—	58,238	603,342
Repurchased	(186,879)	(2,000,131)	(848,529)	(8,732,959)

Total	84,617	$940,981	2,218,612	$22,878,716

CLASS I	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,126,839	$12,277,784	4,040,328	$41,909,297
Reinvested	—	—	100,751	1,043,774
Repurchased	(385,950)	(4,229,611)	(593,883)	(6,474,864)

Total	740,889	$8,048,173	3,547,196	$36,478,207

Over 80% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a

18

Equity Income Series

Notes to Financial Statements (continued)

(unaudited)

6.	Financial Instruments (continued)

derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The tax character of distributions paid for the year ended December 31, 2014 were as follows:

Ordinary income	$1,906,025
Long-term capital gains	22,003

At June 30, 2015, the tax basis of components of distributable earnings and the net unrealized appreciation based on the identified cost of investments for federal income tax purposes were as follows:

Cost for federal income tax purposes	$70,762,079
Unrealized appreciation	3,366,535
Unrealized depreciation	(2,671,076)

Net unrealized appreciation	$ 695,459

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21

Equity Income Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNEIN-6/15-SAR

Manning & Napier Fund, Inc.

Semi-Annual Report | June 30, 2015

www.manning-napier.com

FOCUSED OPPORTUNITIES SERIES

Focused Opportunities Series

Shareholder Expense Example

(unaudited)

As a shareholder of the Series, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Series and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2015 to June 30, 2015).

Actual Expenses

The Actual lines of the table below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the Actual line for the Class in which you have invested under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The Hypothetical lines of each Class in the table below provide information about hypothetical account values and hypothetical expenses based on the Class’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid during the period. You may use this information to compare the ongoing costs of investing in the Series and other funds. To do so, compare this 5% hypothetical example for the class in which you have invested with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the Hypothetical lines for each Class in the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	BEGINNING ACCOUNT VALUE 1/1/15	ENDING ACCOUNT VALUE 6/30/15	EXPENSES PAID DURING PERIOD* 1/1/15-6/30/15	ANNUALIZED EXPENSE RATIO
Class S
Actual	$1,000.00	$ 922.20	$4.62	0.97%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.98	$4.86	0.97%
Class I
Actual	$1,000.00	$ 922.20	$3.67	0.77%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.98	$3.86	0.77%

*Expenses are equal to each Class’ annualized expense ratio (for the six-month period), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Expenses are based on the most recent fiscal half year.

1

Focused Opportunities Series

Portfolio Composition as of June 30, 2015

(unaudited)

2

Focused Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS - 92.0%

Consumer Discretionary - 19.8%
Diversified Consumer Services - 3.6%
H&R Block, Inc.	339,390	$10,062,913

Media - 12.6%
Cogeco Cable, Inc. (Canada)	108,090	6,251,739
Discovery Communications, Inc. - Class A*	363,310	12,083,691
Sinclair Broadcast Group, Inc. - Class A	200,290	5,590,094
Tribune Media Co. - Class A	211,490	11,291,451

		35,216,975

Specialty Retail - 3.6%
Advance Auto Parts, Inc.	63,010	10,036,863

Total Consumer Discretionary		55,316,751

Consumer Staples - 6.3%
Food Products - 6.3%
Post Holdings, Inc.*	329,270	17,757,531

Financials - 11.0%
Consumer Finance - 3.6%
SLM Corp.*	1,018,970	10,057,234

Real Estate Investment Trusts (REITS) - 2.9%
Outfront Media, Inc.	324,216	8,183,212

Real Estate Management & Development - 4.5%
Realogy Holdings Corp.*	267,160	12,481,715

Total Financials		30,722,161

Industrials - 26.0%
Aerospace & Defense - 2.1%
KLX, Inc.*	134,730	5,945,635

Airlines - 4.8%
Republic Airways Holdings, Inc.*	1,464,660	13,445,579

Building Products - 3.4%
Masco Corp.	357,730	9,540,659

Machinery - 5.9%
Allison Transmission Holdings, Inc.	285,020	8,339,685
Joy Global, Inc.	226,260	8,190,612

		16,530,297

Road & Rail - 9.8%
Genesee & Wyoming, Inc.*	73,770	5,619,799
Heartland Express, Inc.	332,450	6,725,463
Hertz Global Holdings, Inc.*	458,210	8,302,765

The accompanying notes are an integral part of the financial statements.

3

Focused Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

COMMON STOCKS (continued)

Industrials (continued)
Road & Rail (continued)
Swift Transportation Co.*	292,200	$6,624,174

		27,272,201

Total Industrials		72,734,371

Information Technology - 21.2%
Communications Equipment - 8.9%
ARRIS Group, Inc.*	353,680	10,822,608
Juniper Networks, Inc.	212,120	5,508,756
Polycom, Inc.*	754,720	8,633,997

		24,965,361

Electronic Equipment, Instruments & Components - 2.0%
Keysight Technologies, Inc.*	174,390	5,439,224

IT Services - 10.3%
EVERTEC, Inc.	387,400	8,228,376
Sabre Corp.	513,480	12,220,824
VeriFone Systems, Inc.*	242,800	8,245,488

		28,694,688

Total Information Technology		59,099,273

Materials - 2.0%
Chemicals - 2.0%
Platform Specialty Products Corp.*	220,030	5,628,368

Telecommunication Services - 3.8%
Wireless Telecommunication Services - 3.8%
Telephone & Data Systems, Inc.	357,250	10,503,150

Utilities - 1.9%
Independent Power and Renewable Electricity Producers - 1.9%
NRG Energy, Inc.	228,460	5,227,165

TOTAL COMMON STOCKS
(Identified Cost $259,839,913)		256,988,770

SHORT-TERM INVESTMENT - 3.1%

BNY Mellon Cash Reserve[1], 0.00%	4,155	4,155
Dreyfus Cash Management, Inc. - Institutional Shares[1], 0.04%	8,788,418	8,788,418

TOTAL SHORT-TERM INVESTMENT
(Identified Cost $8,792,573)		8,792,573

The accompanying notes are an integral part of the financial statements.

4

Focused Opportunities Series

Investment Portfolio - June 30, 2015

(unaudited)

	SHARES	VALUE (NOTE 2)

TOTAL INVESTMENTS - 95.1%
(Identified Cost $268,632,486)		265,781,343
OTHER ASSETS, LESS LIABILITIES - 4.9%		13,553,929

NET ASSETS - 100%		$279,335,272

ADR - American Depositary Receipt

*Non-income producing security.

1Rate shown is the current yield as of June 30, 2015.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

The accompanying notes are an integral part of the financial statements.

5

Focused Opportunities Series

Statement of Assets & Liabilities

June 30, 2015 (unaudited)

ASSETS:

Investments, at value (identified cost $268,632,486) (Note 2)	$265,781,343
Receivable for securities sold	16,015,779
Receivable for fund shares sold	97,014
Dividends receivable	94,250
Foreign tax reclaims receivable	4,762
Prepaid expenses	1,972

TOTAL ASSETS	281,995,120

LIABILITIES:

Accrued management fees (Note 3)	179,574
Accrued shareholder services fees (Class S) (Note 3)	41,223
Accrued fund accounting and administration fees (Note 3)	13,293
Accrued transfer agent fees (Note 3)	5,751
Accrued Chief Compliance Officer service fees (Note 3)	382
Payable for securities purchased	2,133,567
Payable for fund shares repurchased	257,467
Other payables and accrued expenses	28,591

TOTAL LIABILITIES	2,659,848

TOTAL NET ASSETS	$279,335,272

NET ASSETS CONSIST OF:

Capital stock	$302,035
Additional paid-in-capital	291,662,196
Undistributed net investment income	838,394
Accumulated net realized loss on investments	(10,616,210)
Net unrealized depreciation on investments	(2,851,143)

TOTAL NET ASSETS	$279,335,272

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class S ($224,052,893/24,228,513 shares)	$9.25

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE - Class I ($55,282,379/5,975,003 shares)	$9.25

The accompanying notes are an integral part of the financial statements.

6

Focused Opportunities Series

Statement of Operations

For the Six Months Ended June 30, 2015 (unaudited)

INVESTMENT INCOME:

Dividends (net of foreign taxes withheld, $4,393)	$2,206,713

EXPENSES:

Management fees (Note 3)	1,032,740
Shareholder services fees (Class S)(Note 3)	236,912
Fund accounting and administration fees (Note 3)	30,550
Transfer agent fees (Note 3)	9,170
Directors’ fees (Note 3)	3,428
Chief Compliance Officer service fees (Note 3)	1,224
Custodian fees	9,771
Miscellaneous	44,524

Total Expenses	1,368,319

NET INVESTMENT INCOME	838,394

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

Net realized loss on investments	(11,347,090)
Net change in unrealized depreciation on investments	(13,111,762)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(24,458,852)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(23,620,458)

The accompanying notes are an integral part of the financial statements.

7

Focused Opportunities Series

Statements of Changes in Net Assets

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)	FOR THE YEAR ENDED 12/31/14*
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:

Net investment income	$838,394	$2,083,448
Net realized gain (loss) on investments and foreign currency	(11,347,090)	21,283,534
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(13,111,762)	10,260,619

Net increase (decrease) from operations	(23,620,458)	33,627,601

DISTRIBUTIONS TO SHAREHOLDERS (Note 8):

From net investment income (Class S)	—	(1,727,793)
From net investment income (Class I)	—	(533,842)
From net realized gain on investments (Class S)	—	(16,346,540)
From net realized gain on investments (Class I)	—	(4,027,927)

Total distributions to shareholders	—	(22,636,102)

CAPITAL STOCK ISSUED AND REPURCHASED:

Net increase (decrease) from capital share transactions (Note 5)	(1,799,692)	293,263,923

Net increase (decrease) in net assets	(25,420,150)	304,255,422

NET ASSETS:

Beginning of period	304,755,422	500,000

End of period (including undistributed net investment income of $838,394 and $0, respectively)	$279,335,272	$304,755,422

*Commencement of operations was December 31, 2013.

The accompanying notes are an integral part of the financial statements.

8

Focused Opportunities Series

Financial Highlights - Class S

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEAR ENDED 12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.03		$10.00

Income from investment operations:
Net investment income[1]	0.03		0.08 [2]
Net realized and unrealized gain on investments	(0.81)		0.76

Total from investment operations	(0.78)		0.84

Less distributions to shareholders:
From net investment income	—		(0.08)
From net realized gain on investments	—		(0.73)

Total distributions to shareholders	—		(0.81)

Net asset value - End of period	$9.25		$10.03

Net assets - End of period (000’s omitted)	$224,053		$244,388

Total return[3]	(7.78%	)	8.86%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.97%	[4]	0.96%
Net investment income	0.53%	[4]	0.73% [2]
Portfolio turnover	51%		75%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by one of the Series’ holdings. Had the Series not received the special dividend, the net investment income per share would have been $0.03 and the net investment income ratio would have been 0.27%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

9

Focused Opportunities Series

Financial Highlights - Class I

	FOR THE SIX MONTHS ENDED 6/30/15 (UNAUDITED)		FOR THE YEAR ENDED 12/31/14*
Per share data (for a share outstanding throughout each period):
Net asset value - Beginning of period	$10.03		$10.00

Income from investment operations:
Net investment income[1]	0.03		0.09 [2]
Net realized and unrealized gain on investments	(0.81)		0.77

Total from investment operations	(0.78)		0.86

Less distributions to shareholders:
From net investment income	—		(0.10)
From net realized gain on investments	—		(0.73)

Total distributions to shareholders	—		(0.83)

Net asset value - End of period	$9.25		$10.03

Net assets - End of period (000’s omitted)	$55,282		$60,367

Total return[3]	(7.78%	)	9.07%
Ratios (to average net assets)/Supplemental Data:
Expenses	0.77%	[4]	0.80%
Net investment income	0.72%	[4]	0.90% [2]
Portfolio turnover	51%		75%

*Commencement of operations was December 31, 2013.

1Calculated based on average shares outstanding during the periods.

2Reflects a special dividend paid out during the period by one of the Series’ holdings. Had the Series not received the special dividend, the net investment income per share would have been $0.05 and the net investment income ratio would have been 0.43%.

3Represents aggregate total return for the periods indicated, and assumes reinvestment of all distributions. Periods less than one year are not annualized.

4Annualized.

The accompanying notes are an integral part of the financial statements.

10

Focused Opportunities Series

Notes to Financial Statements

(unaudited)

1.	Organization

Focused Opportunities Series (the “Series”) is a no-load diversified series of Manning & Napier Fund, Inc. (the “Fund”). The Fund is organized in Maryland and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Series’ investment objective is to provide long-term capital appreciation.

The Fund’s advisor is Manning & Napier Advisors, LLC (the “Advisor”). Shares of the Series are offered to investors, clients and employees of the Advisor and its affiliates. On December 31, 2013, the Series issued 25,000 shares of Class S and 25,000 shares of Class I, valued at $250,000 and $250,000, respectively, to the Advisor, who was the sole investor in the Series as of that date. The Series is authorized to issue two classes of shares (Class S and Class I). Each class of shares is substantially the same, except that Class S shares bear shareholder services fees. The total authorized capital stock of the Fund consists of 15 billion shares of common stock each having a par value of $0.01. As of June 30, 2015, 10.6 billion shares have been designated in total among 41 series, of which 100 million have been designated as Focused Opportunities Series Class S common stock, and 100 million have been designated as Focused Opportunities Series Class I common stock.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Series. The Series is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 - Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation

Portfolio securities, including domestic equities, foreign equities, warrants and options, listed on an exchange other than the NASDAQ Stock Market are valued at the latest quoted sales price of the exchange on which the security is primarily traded. Securities not traded on valuation date or securities not listed on an exchange are valued at the latest quoted bid price provided by the Fund’s pricing service. Securities listed on the NASDAQ Stock Market are valued in accordance with the NASDAQ Official Closing Price.

Short-term investments that mature in sixty days or less are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at their net asset value per share on valuation date.

Volume and level of activity in established markets for an asset or liability are evaluated to determine whether recent transactions and quoted prices are determinative of fair value. Where there have been significant decreases in volume and level of activity, further analysis and adjustment may be necessary to estimate fair value. The Series measures fair value in these instances by the use of inputs and valuation techniques which may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry and/or expectation of future cash flows. As a result of trading in relatively thin markets and/or markets that experience significant volatility, the prices used by the Series to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material.

Securities for which representative valuations or prices are not available from the Series’ pricing service may be valued at fair value as determined in good faith by the Advisor under procedures approved by and under the general supervision and responsibility of the Fund’s Board of Directors (the “Board”). Due to the inherent uncertainty of valuations of such securities, the fair value may differ significantly from the values that would have been used had a ready market for such securities existed. If trading or events occurring after the close of the principal market in which securities are traded are expected to materially affect the value of those securities, then they may be valued at their fair value, taking this trading or these events into account. In accordance with the procedures approved by the Board, the values of certain securities trading outside the U.S. were adjusted following the close of local trading using a factor from a third party vendor. The third party vendor uses statistical analyses and quantitative models, which consider among other things subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, to determine the factors which are used to adjust local market prices. The value of

11

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Security Valuation (continued)

securities used for net asset value calculation under these procedures may differ from published prices for the same securities. It is the Fund’s policy to classify each foreign equity security where a factor from a third party vendor is provided as a Level 2 security.

Various inputs are used in determining the value of the Series’ assets or liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of June 30, 2015 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Consumer Discretionary	$55,316,751	$55,316,751	$—	$—
Consumer Staples	17,757,531	17,757,531	—	—
Financials	30,722,161	30,722,161	—	—
Industrials	72,734,371	72,734,371	—	—
Information Technology	59,099,273	59,099,273	—	—
Materials	5,628,368	5,628,368	—	—
Telecommunication Services	10,503,150	10,503,150	—	—
Utilities	5,227,165	5,227,165	—	—
Mutual fund	8,792,573	8,792,573	—	—

Total assets	$265,781,343	$265,781,343	$—	$—

There were no Level 3 securities held by the Series as of December 31, 2014 or June 30, 2015.

The Fund’s policy is to recognize transfers in and transfers out of the valuation levels as of the beginning of the reporting period. There were no transfers between Level 1 and Level 2 during the six months ended June 30, 2015.

Security Transactions, Investment Income and Expenses

Security transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date, except that if the ex-dividend date has passed, certain dividends from foreign securities are recorded as soon as the Series is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Interest income, including amortization of premium and accretion of discounts using the effective interest method, is earned from settlement date and accrued daily.

Expenses are recorded on an accrual basis. Most expenses of the Fund can be attributed to a specific series. Expenses which cannot be directly attributed are apportioned among the series in the Fund in such a manner as deemed equitable by the Fund’s Board, taking into consideration, among other things, the nature and type of expense. Income, expenses (other than shareholder services fees), and realized and unrealized gains and losses are prorated among the classes based on the relative net assets of each class. Class specific expenses are directly charged to that class.

The Series uses the identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

12

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

2.	Significant Accounting Policies (continued)

Federal Taxes

The Series’ policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. The Series is not subject to federal income tax or excise tax to the extent that the Series distributes to shareholders each year its taxable income, including any net realized gains on investments, in accordance with requirements of the Internal Revenue Code. Accordingly, no provision for federal income tax or excise tax has been made in the financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. At June 30, 2015, the Series has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns.

The Series files income tax returns in the U.S. federal jurisdiction, various states and foreign jurisdictions, as required. No income tax returns are currently under investigation. The statute of limitations on the Series’ tax returns remains open for the period ended December 31, 2013 and the year ended December 31, 2014. The Series is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Foreign Taxes

Based on the Series’ understanding of the tax rules and rates related to income, gains and currency purchase/repatriation transactions for foreign jurisdictions in which it invests, the Series will provide for foreign taxes, and where appropriate, deferred foreign tax.

Distributions of Income and Gains

Distributions to shareholders of net investment income and net realized gains are made annually. An additional distribution may be necessary to avoid taxation of the Series. Distributions are recorded on the ex-dividend date.

Indemnifications

The Fund’s organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3.	Transactions with Affiliates

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Advisor for which the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.70% of the Series’ average daily net assets.

Under the Agreement, personnel of the Advisor provide the Series with advice and assistance in the choice of investments and the execution of securities transactions, and otherwise maintain the Series’ organization. The Advisor also provides the Fund with necessary office space and fund administration and support services. The salaries of all officers of the Fund (except a percentage of the Fund’s Chief Compliance Officer’s salary, which is paid by the Fund), and of all Directors who are “affiliated persons” of the Fund, or of the Advisor, and all personnel of the Fund, or of the Advisor, performing services relating to research, statistical and investment activities, are paid by the Advisor. Each “non-affiliated” Director receives an annual stipend,

13

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

3.	Transactions with Affiliates (continued)

which is allocated among all the active series of the Fund. In addition, these Directors also receive a fee per Board meeting attended plus a fee for each committee meeting attended and are reimbursed for travel and other out-of-pocket expenses incurred by them in connection with attending such meetings. The Fund also has an Audit Committee Chair, who receives an additional annual stipend for this role.

The Class S shares of the Series are subject to a shareholder services fee in accordance with a shareholder services plan adopted by the Fund’s Board. The shareholder services fee is intended to compensate financial intermediaries, including affiliates of the Fund, in connection with the provision of direct client service, personal services, maintenance of shareholder accounts and reporting services. For these services, Class S of the Series pays a fee, computed daily and payable monthly, at an annual rate of 0.20% of the average daily net assets of Class S. The Fund has a Shareholder Services Agreement with the Advisor, for which the Advisor receives the shareholder services fee as stated above.

The Advisor has contractually agreed, until at least April 30, 2016, to waive its fee and, if necessary, pay other operating expenses of the Series in order to maintain total direct annual fund operating expenses for the Series exclusive of each share class’ shareholder services fee, at no more than 0.80% of average daily net assets. The Advisor did not waive any fees for the six months ended June 30, 2015. The Advisor is not eligible to recoup any expenses that have been waived or reimbursed.

Manning & Napier Investor Services, Inc., a registered broker-dealer affiliate of the Advisor, acts as distributor for the Fund’s shares. The services of Manning & Napier Investor Services, Inc. are provided at no additional cost to the Series.

Pursuant to a master services agreement dated November 1, 2014, the Fund pays the Advisor an annual fee related to fund accounting and administration of 0.0085% on the first $25 billion of average daily net assets (excluding Target Series and Strategic Income Series); 0.0075% on the next $15 billion of average daily net assets (excluding Target Series and Strategic Income Series); and 0.0065% of the average daily net assets in excess of $40 billion (excluding Target Series and Strategic Income Series); plus a base fee of $30,400 per series. Transfer agent fees are charged to the Fund on a per account basis. Additionally, certain transaction and out-of-pocket expenses, including charges for reporting relating to the Fund’s compliance program, are charged. The Advisor has agreements with BNY Mellon Investment Servicing (U.S.) Inc. (“BNY”) under which BNY serves as sub-accountant services agent and sub-transfer agent.

Expenses not directly attributable to a series are allocated based on each series’ relative net assets or number of accounts, depending on the expense.

4.	Purchases and Sales of Securities

For the six months ended June 30, 2015, purchases and sales of securities, other than U.S. Government securities and short-term securities, were $146,758,402 and $157,087,887, respectively. There were no purchases or sales of U.S. Government securities.

5.	Capital Stock Transactions

Transactions in shares of Class S and Class I of Focused Opportunities Series were:

CLASS S:	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14*
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	1,282,630	$12,440,423	24,938,373	$243,255,184
Reinvested	—	—	1,889,989	17,784,799
Repurchased	(1,414,701)	(13,748,237)	(2,492,778)	(26,102,926)

Total	(132,071)	$(1,307,814)	24,335,584	$234,937,057

14

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

5.	Capital Stock Transactions (continued)

CLASS I:	FOR THE SIX MONTHS ENDED 6/30/15		FOR THE YEAR ENDED 12/31/14*
	SHARES	AMOUNT	SHARES	AMOUNT
Sold	220,864	$2,097,914	5,926,576	$58,130,793
Reinvested	—	—	476,683	4,485,588
Repurchased	(266,071)	(2,589,792)	(408,049)	(4,289,515)

Total	(45,207)	$(491,878)	5,995,210	$58,326,866

* Commencement of operations was December 31, 2013.

Over 90% of the shares outstanding are fiduciary accounts where the Advisor has sole investment discretion. No shareholder exceeds the 10% threshold.

6.	Financial Instruments

The Series may trade in instruments including written and purchased options, forward foreign currency exchange contracts and futures contracts and other derivatives in the normal course of investing activities to assist in managing exposure to various market risks. The Series may be subject to various elements of risk, which may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. These risks include: the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivative counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. No such investments were held by the Series as of June 30, 2015.

7.	Foreign Securities

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of domestic companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of comparable domestic companies and the U.S. Government.

8.	Federal Income Tax Information

The amount and characterization of certain income and capital gains to be distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. The Series may periodically make reclassifications among its capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations without impacting the Series’ net asset value. Any such reclassifications are not reflected in the financial highlights.

The final determination of the tax character of current year distributions will be made at the conclusion of the fiscal year. The tax character of distributions paid for the year ended December 31, 2014 was as follows:

Ordinary income    $22,636,102

15

Focused Opportunities Series

Notes to Financial Statements (continued)

(unaudited)

8.	Federal Income Tax Information (continued)

At June 30, 2015, the identified cost for federal income tax purposes, the resulting gross unrealized appreciation and depreciation, and the net unrealized depreciation were as follows:

Cost for federal income tax purposes	$268,838,568
Unrealized appreciation	14,273,764
Unrealized depreciation	(17,330,989)

Net unrealized depreciation	$(3,057,225)

As of December 31, 2014, the Series had a net short-term capital loss carryforward of $1,061,222, which is subject to limitations under the Internal Revenue Code, and is available to the extent allowed by tax law to offset future net capital gains, if any.

16

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17

Focused Opportunities Series

Literature Requests

(unaudited)

Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request:

By phone	1-800-466-3863
On the Securities and Exchange Commission’s (SEC) web site	http://www.sec.gov

Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

Quarterly Portfolio Holdings

The Series’ complete schedule of portfolio holdings for the 1st and 3rd quarters of each fiscal year are provided on Form N-Q, and are available, without charge, upon request:

By phone	1-800-466-3863
On the SEC’s web site	http://www.sec.gov

The Series’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Prospectus and Statement of Additional Information (SAI)

For more information about any of the Manning & Napier Fund, Inc. Series, you may obtain a prospectus and SAI at www.manning-napier.com or by calling (800) 466-3863. Before investing, carefully consider the objectives, risks, charges and expenses of the investment and read the prospectus carefully as it contains this and other information about the investment company. In addition, this information can be found on the SEC’s web site, http://www.sec.gov.

Additional information available at www.manning-napier.com

1. Fund Holdings - Month-End

2. Fund Holdings - Quarter-End

3. Shareholder Report - Annual

4. Shareholder Report - Semi-Annual

The Fund also offers electronic notification or “e-delivery” when certain documents are available on-line to be downloaded or reviewed. Direct shareholders can elect to receive electronic notification when shareholder reports, prospectus updates, and/or statements are available. If you do not currently have on-line access to your account, you can establish access by going to www.manning-napier.com, click on “Login” in the top corner of the page, and follow the prompts to self-enroll. Once enrolled, you can set your electronic notification preferences by clicking on the Account Options tab located within the green toolbar and then select E-Delivery Option. Should you have any questions on either how to establish on-line access or how to update your account settings, please contact Investor Services at 1-800-466-3863.

The Manning & Napier Fund, Inc. is managed by Manning & Napier Advisors, LLC. Manning & Napier Investor Services, Inc., an affiliate of Manning & Napier Advisors, LLC, is the distributor of the Fund shares.

MNFOC-6/15-SAR

ITEM 2: CODE OF ETHICS

Not applicable for Semi-Annual Reports.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for Semi-Annual Reports.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for Semi-Annual Reports.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6: INVESTMENTS

(a)	See Investment Portfolios under Item 1 on this Form N-CSR.

(b)	Not applicable.

ITEM 7:	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9:	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10: SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedure by which shareholders may recommend nominees to the registrant’s board of directors.

ITEM 11: CONTROLS AND PROCEDURES

(a) Based on their evaluation of the Funds’ disclosure controls and procedures, as of a date within 90 days of the filing date, the Funds’ Principal Executive Officer and Principal Financial Officer have concluded that the Funds’ disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to the Funds’ officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in the Funds’ internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, the Funds’ internal control over financial reporting.

ITEM 12: EXHIBITS

(a)(1)	Not applicable for Semi-Annual Reports.

(a)(2)

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

(a)(3)	Not applicable.

(b)

A certification of the Registrant’s principal executive officer and principal financial officer, as required by 18 U.S.C Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, is attached as EX- 99.906CERT. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Manning & Napier Fund, Inc.

/s/ James Mikolaichik
James Mikolaichik

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: August 19, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ James Mikolaichik
James Mikolaichik

President & Principal Executive Officer of Manning & Napier Fund, Inc.

Date: August 19, 2015

/s/ Christine Glavin
Christine Glavin

Chief Financial Officer & Principal Financial Officer of Manning & Napier Fund, Inc.

Date: August 19, 2015